                                                    Registration Number 33-74184
                                                                        811-8304

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM S-6



                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                        N-8B-2
                           Post-Effective Amendment No. 6



       INHEIRITAGE ACCOUNT OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
       -----------------------------------------------------------------------
                              (Exact Name of Registrant)


                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  440 Lincoln Street
                                  Worcester MA 01653
                       (Address of Principal Executive Office)

                              Abigail M. Armstrong, Esq.
                                  440 Lincoln Street
                                  Worcester MA 01653
                  (Name and Address of Agent for Service of Process)



                It is proposed that this filing will become effective:

                    immediately upon filing pursuant to paragraph (b)
              ----
                X   on May 1, 1997 pursuant to paragraph (b)
              ----
                    60 days after filing pursuant to paragraph (a) (1)
              ----
                    on (date) pursuant to paragraph (a) (1)
              ----
                    on (date) pursuant to paragraph (a) (2) of Rule 485
              ----



                            FLEXIBLE PREMIUM VARIABLE LIFE



Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 was filed on February 27, 1997.

                         RECONCILIATION AND TIE BETWEEN ITEMS
                          IN FORM N-8B-2 AND THE PROSPECTUS

Item No. Of
Form N-8B-2          Caption in Prospectus
------------         ---------------------

1. . . . . . . .     Cover Page
2. . . . . . . .     Cover Page
3. . . . . . . .     Not Applicable
4. . . . . . . .     Distribution
5. . . . . . . .     The Company, The Inheiritage Account
6. . . . . . . .     The Inheiritage Account
7. . . . . . . .     Not Applicable
8. . . . . . . .     Not Applicable
9. . . . . . . .     Legal Proceedings

10 . . . . . . .     Prospectus A: Summary; Description of the Company,
                     the Inheiritage Account, Allmerica Investment
                     Trust, Variable Insurance Products Fund, Variable
                     Insurance Products Fund Ii, T. Rowe Price
                     International Series, Inc., and Delaware Group
                     Premium Fund, Inc. ;The Policy; Policy Termination and Reinstatement; Other Policy Provisions

                     Prospectus B: Summary; Description of the Company, The Inheiritage Account, Allmerica Investment Trust, Variable Insurance Products Fund, and T. Rowe Price International Series, Inc.; The Policy; Policy Termination and Reinstatement; Other Policy Provisions

11 . . . . . . .     Prospectus A:  Summary; Description of the Company,
                     the Inheiritage Account, Allmerica Investment
                     Trust, Variable Insurance Products Fund, Variable
                     Insurance Products Fund Ii, T. Rowe Price
                     International Series, Inc.,  And Delaware Group
                     Premium Fund, Inc..; Investment Objectives and
                     Policies

                     Prospectus B: Summary; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series,Inc. Investment
                     Objectives and Policies

12 . . . . . . .     Prospectus A :  Summary;  Allmerica Investment
                     Trust, Variable Insurance Products Fund, Variable
                     Insurance Products Fund II, T. Rowe Price
                     International Series, Inc.,and Delaware Group
                     Premium Fund, Inc.

                     Prospectus B: Summary; Allmerica Investment
                     Trust; Variable Insurance Products Fund; and T. Rowe Price International Series,

13 . . . . . . .     Prospectus A: Summary;  Allmerica Investment Trust,
                     Variable Insurance Products Fund, Variable Insurance
                     Products Fund II, T. Rowe Price International
                     Series, Inc., and Delaware Group Premium Fund, Inc.

                     Investment Advisory Services to Allmerica
                     Investment Trust, Investment Advisory Services to Variable Insurance Products Fund and Variable Insurance Products Fund II, Investment Advisory Services to T. Rowe Price International Series, Inc.; Investment Advisory Services to Delaware Group Premium Fund, Inc. ; Charges and Deductions

                     Prospectus B: Summary; Allmerica Investment Trust; Variable Insurance Products Fund; T. Rowe Price International Series, Inc.; Investment Advisory Services to the Trust; Investment Advisory Services to Variable Insurance Products Fund ; Investment Advisory Services to T. Rowe Price International Series, Inc.; Charges and Deductions

14 . . . . . . .     Summary; Application for a Policy
15 . . . . . . .     Summary; Application for a Policy; Premium
                     Payments; Allocation of Net Premiums

16 . . . . . . .     Prospectus A:  The Inheiritage Account: Allmerica
                     Investment Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, T. Rowe
                     Price International Series, Inc.,and Delaware Group
                     Premium Fund, Inc.; International Series, Inc.;
                     Premium  Payments; Allocation of Net Premiums

                     Prospectus B: The Inheiritage Account; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series, Inc.; Premium Payments; Allocation of Net Premiums

17 . . . . . . .     Summary; Surrender; Partial Withdrawal;Charges and
                     Deductions; Policy Termination and Reinstatement

18 . . . . . . .     Prospectus A:  The Inheiritage Account: Allmerica
                     Investment Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, T. Rowe
                     Price International Series, Inc.,and Delaware Group
                     Premium Fund, Inc.; International Series, Inc.;
                     Premium Payments

                     Prospectus B: The Inheiritage Account; Allmerica Investment Trust; Variable Insurance Products Fund; and T. Rowe Price International Series, Inc.; Premium Payments

19 . . . . . . .     Reports; Voting Rights
20 . . . . . . .     Not Applicable
21 . . . . . . .     Summary; Policy Loans; Other Policy Provisions
22 . . . . . . .     Other Policy Provisions
23 . . . . . . .     Not Required
24 . . . . . . .     Other Policy Provisions
25 . . . . . . .     The Company
26 . . . . . . .     Not Applicable
27 . . . . . . .     The Company
28 . . . . . . .     Directors and Principal Officers of the Company
29 . . . . . . .     The Company
30 . . . . . . .     Not Applicable
31 . . . . . . .     Not Applicable
32 . . . . . . .     Not Applicable
33 . . . . . . .     Not Applicable
34 . . . . . . .     Not Applicable
35 . . . . . . .     Distribution
36 . . . . . . .     Not Applicable
37 . . . . . . .     Not Applicable
38 . . . . . . .     Summary; Distribution
39 . . . . . . .     Summary; Distribution
40 . . . . . . .     Not Applicable
41 . . . . . . .     The Company, Distribution

42 . . . . . . .     Not Applicable
43 . . . . . . .     Not Applicable
44 . . . . . . .     Premium Payments; Policy Value and Cash Surrender
                     Value
45 . . . . . . .     Not Applicable
46 . . . . . . .     Policy Value and Cash Surrender Value; Federal Tax
                     Considerations
47 . . . . . . .     The Company
48 . . . . . . .     Not Applicable
49 . . . . . . .     Not Applicable
50 . . . . . . .     The Inheiritage Account
51 . . . . . . .     Cover Page; Summary; Charges and
                     Deductions; The Policy; Policy Termination and
                     Reinstatement;  Other Policy Provisions
52 . . . . . . .     Addition, Deletion or Substitution of Investments
53 . . . . . . .     Federal Tax Considerations
54 . . . . . . .     Not Applicable
55 . . . . . . .     Not Applicable
56 . . . . . . .     Not Applicable
57 . . . . . . .     Not Applicable
58 . . . . . . .     Not Applicable
59 . . . . . . .     Not Applicable

FAFLIC INHEIRITAGE -- PROSPECTUS A


The Inheiritage Account is a separate investment account of First Allmerica Financial Life Insurance Company ("Company" or "First Allmerica"). The Company issues individual joint survivorship flexible premium variable life insurance policies ("Policy" or "Policies") described in the Prospectus. Life insurance coverage is provided for two Insureds, with death proceeds payable at the death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured and Age 85 or under with respect to the older Insured



The Policy permits you to allocate net premiums among up to seven of 19 sub-accounts ("Sub-Accounts") of the Inheiritage Account, a separate account of the Company, and a fixed-interest account ("General Account") of the Company (collectively, "Accounts"). Each Sub-Account invests its assets in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("Fidelity VIP"), Variable Insurance Products Fund II ("Fidelity VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund, Inc. ("DGPF"). The following Underlying Funds are available under the Policy:



  ALLMERICA INVESTMENT TRUST
  ---------------------------------
  Select International Equity Fund
  Select Aggressive Growth Fund
  Select Capital Appreciation Fund
  Small-Mid Cap Value Fund
  Select Growth Fund
  Growth Fund
  Equity Index Fund
  Select Growth and Income Fund
  Investment Grade Income Fund
  Government Bond Fund
  Money Market Fund


  FIDELITY VIP
  ---------------
  Overseas Portfolio
  Equity-Income Portfolio
  Growth Portfolio
  High Income Portfolio

  FIDELITY VIP II
  -----------------
  Asset Manager Portfolio

  T. ROWE PRICE
  -----------------
  T. Rowe Price International Stock Portfolio

  DGPF
  ---------
  International Equity Series

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE
  ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE
    INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC.,
    AND DELAWARE GROUP PREMIUM FUND, INC. THE FIDELITY VIP HIGH INCOME
       PORTFOLIO INVESTS IN HIGHER-YIELDING, HIGHER RISK, LOWER-RATED
       DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES").
        INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE
           REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE POLICIES ARE NOT
 DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT
   UNION. THE POLICIES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL
     DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING
       THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                               DATED MAY 1, 1997
               440 LINCOLN STREET WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)


Policyowners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's Surrender Value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If you think about surrendering the Policy, consider the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in Face Amount.



In certain circumstances, a Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."



There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value less any surrender charges and less any outstanding debt is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments.



If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. You may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.


No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

                               TABLE OF CONTENTS


SPECIAL TERMS........................................................................          5
SUMMARY..............................................................................          8
PERFORMANCE INFORMATION..............................................................         16
DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE
 INTERNATIONAL SERIES, INC., AND DELAWARE GROUP PREMIUM FUND, INC....................         20
  Investment Objectives and Policies.................................................         22
  Investment Advisory Services.......................................................         24
  Addition, Deletion or Substitution of Investments..................................         26
  Voting Rights......................................................................         27
THE POLICY...........................................................................         28
  Applying for a Policy..............................................................         28
  Free-Look Period...................................................................         29
  Conversion Privileges..............................................................         29
  Premium Payments...................................................................         29
  Incentive Funding Discount.........................................................         30
  Paid-up Insurance Option...........................................................         31
  Allocation of Net Premiums.........................................................         31
  Transfer Privilege.................................................................         32
  Death Proceeds.....................................................................         33
  Sum Insured Options................................................................         33
  Change in Sum Insured Option.......................................................         35
  Change in Face Amount..............................................................         36
  Policy Value and Surrender Value...................................................         37
  Death Proceeds Payment Options.....................................................         38
  Optional Insurance Benefits........................................................         39
  Policy Surrender...................................................................         39
  Partial Withdrawals................................................................         39
CHARGES AND DEDUCTIONS...............................................................         40
  Tax Expense Charge.................................................................         40
  Premium Expense Charge.............................................................         40
  Monthly Deduction from Policy Value................................................         40
  Charges Against Assets of the Inheiritage Account..................................         42
  Surrender Charge...................................................................         43
  Charges on Partial Withdrawals.....................................................         44
  Transfer Charges...................................................................         45
  Charge for Increase in Face Amount.................................................         45
  Other Administrative Charges.......................................................         45
POLICY LOANS.........................................................................         45
POLICY TERMINATION AND REINSTATEMENT.................................................         47
OTHER POLICY PROVISIONS..............................................................         48
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY......................................         50
DISTRIBUTION.........................................................................         50
SERVICES.............................................................................         51
LEGAL PROCEEDINGS....................................................................         51
FURTHER INFORMATION..................................................................         51
INDEPENDENT ACCOUNTANTS..............................................................         52

FEDERAL TAX CONSIDERATIONS...........................................................         52
  Taxation of the Policies...........................................................         52
  Modified Endowment Contracts.......................................................         54
  Estate and Generation-Skipping Taxes...............................................         54
MORE INFORMATION ABOUT THE GENERAL ACCOUNT...........................................         54
FINANCIAL STATEMENTS.................................................................        F-1
APPENDIX A -- OPTIONAL BENEFITS......................................................        A-1
APPENDIX B -- PAYMENT OPTIONS........................................................        A-2
APPENDIX C -- ILLUSTRATIONS..........................................................        A-4
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES...............................       A-10

                                 SPECIAL TERMS

ACCUMULATION UNIT:  A measure of your interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY:  First Allmerica Financial Life Insurance Company.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy.

DEBT:  All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy.

GENERAL ACCOUNT: All the assets of the Company other than those held in a separate account.


GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.



GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.



INHEIRITAGE ACCOUNT: A Separate Account of the Company to which you may make Net Premium allocations.


INSURANCE AMOUNT AT RISK:  The Sum Insured less the Policy Value.

INSUREDS:  The two persons covered under the Policy.

LOAN VALUE:  The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: A monthly premium amount calculated by the Company and specified in the Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. However, making payments at least equal to the Minimum Monthly Factors will not prevent the Policy from lapsing if (a) Debt exceeds Policy Value less surrender charges or
(b) partial withdrawals and partial withdrawal charges have reduced premium payments below an amount equal to the Minimum Monthly Factor multiplied by the number of months since the Date of Issue or the effective date of an increase.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts and (b) the accumulation in the General Account credited to that Policy.


POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.


PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.


PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.



SEPARATE ACCOUNT: A Separate Account consists of assets segregated from the Company's other assets. The investment performance of the assets of each Separate Account is determined separately from the other assets of the Company. The assets of a Separate Account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.



SUB-ACCOUNT: A division of the Inheiritage Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Variable Insurance Products Fund, Variable Insurance Products Fund II, the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc., or Delaware Group Premium Fund, Inc.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

UNDERLYING FUNDS (FUNDS): The Funds of Allmerica Investment Trust, the Portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, T. Rowe Price International Series, and the Series of Delaware Group Premium Fund, Inc. available under the Policy.


VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                                    SUMMARY


The following is a summary of the individual joint survivorship flexible premium variable life insurance policy sold by First Allmerica Financial Life Insurance Company ("Company"). It highlights key points from the Prospectus which follows. If you are considering the purchase of this product, you should read the Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy together with its attached application constitutes the entire agreement between the Company and You.

 FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:


     - 45 days after the application for the Policy is signed,

     - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in your Policy), or

     - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

 Upon returning the Policy, you will receive a refund equal to the sum of:

 (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Inheiritage Account, plus

 (2)  the value of the amounts allocated to the Inheiritage Account, plus

 (3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.


 The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, however, the Company will refund the entire amount of premiums paid. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."



 CONVERSION PRIVILEGES -- During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a non-variable flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

ABOUT THE POLICY


The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE


The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" Policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Inheiritage Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.


FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums.


The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.


CONDITIONAL INSURANCE

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance applied for but not to exceed $500,000. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.


If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the Company's General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF A POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


MINIMUM MONTHLY FACTOR


The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in your Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. At all other times, however, payments of such premiums do not guarantee that the Policy will remain in force. See THE POLICY -- "Premium Payments." Moreover, even during the 48-month period, if Debt exceeds the Policy Value less surrender charges, then making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing.

ALLOCATION OF INITIAL PREMIUMS


Upon completion of issuance procedures, delivery of the Policy, and receipt of any additional premiums, if you have paid less than $10,000 of initial Net Premiums, such Net Premiums will be allocated to the Sub-Accounts according to your instructions. If initial Net Premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium plus any interest earned will be allocated to the Sub-Accounts upon return to the Company of a Delivery Receipt. See THE POLICY -- "Applying for a Policy."



Net Premiums may be allocated to one or more Sub-Accounts of the Inheiritage Account, to the General Account, or to any combination of Accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than seven Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the Company's General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals in a minimum amount of $500 from the Policy Value. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.


A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."


LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.


Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


POLICY LAPSE AND REINSTATEMENT

The failure to make premium payments will not cause a Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:


    - the sum of the payments your have made, MINUS any Policy loans, withdrawals and withdrawal charges, and


    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force or the number of months which have elapsed since the last increase in the Face Amount.


The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later that the Final Premium Payment Date.). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Inheiritage Account and all accumulations in the General Account of the Company credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Inheiritage Account. The Company does not guarantee a minimum Policy Value.


The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.


DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.



Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE POLICY -- "Death Proceeds."



The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


FLEXIBILITY TO ADJUST SUM INSURED

Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Policy. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See "THE POLICY," "Change In Face Amount."


The minimum increase in Face Amount is $100,000 and any increase also may require additional Evidence of Insurability satisfactory to the Company. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."


ADDITIONAL INSURANCE BENEFITS


You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS.



The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


PAID-UP INSURANCE OPTION


The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount or make partial withdrawals. Policy Value in the Inheiritage Account will be transferred to the General Account on the date the Company receives Written Request to exercise the option and transfers of Policy Value back to the Inheiritage Account will not be permitted. Riders will continue only with the consent of the Company. Surrender value and loan value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option."


POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

DEDUCTIONS FROM EACH PREMIUM


TAX EXPENSE CHARGE -- A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE -- A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."


MONTHLY DEDUCTIONS FROM POLICY VALUE


On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deductions from Policy Value."


The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.


A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.



As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.


DEDUCTIONS FROM THE INHEIRITAGE ACCOUNT


A daily charge currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Inheiritage Account is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Inheiritage Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Inheiritage Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account."


CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1996. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.

                                                                     OTHER FUND
                                                                   EXPENSES (AFTER
                                                    MANAGEMENT     ANY APPLICABLE    TOTAL FUND
UNDERLYING FUND                                         FEE        REIMBURSEMENTS)    EXPENSES
-------------------------------------------------  -------------  -----------------  -----------
Select International Equity Fund                         1.00%             0.23%*          1.23%***
DGPF International Equity Series                         0.64%             0.16%**         0.80%
Fidelity VIP Overseas Portfolio                          0.76%             0.17%           0.93%****
T. Rowe Price International Stock Portfolio              1.05%             0.00%           1.05%
Select Aggressive Growth Fund                            1.00%             0.08%*          1.08%
Select Capital Appreciation Fund                         1.00%             0.13%*          1.13%
Small-Mid Cap Value Fund                                 0.85%             0.12%*          0.97%
Select Growth Fund                                       0.85%             0.08%*          0.93%***
Growth Fund                                              0.44%             0.07%*          0.51%
Fidelity VIP Growth Portfolio                            0.61%             0.08%           0.69%****
Equity Index Fund                                        0.32%             0.14%*          0.46%
Select Growth and Income Fund                            0.75%             0.08%*          0.83%***
Fidelity VIP Equity-Income Portfolio                     0.51%             0.07%           0.58%****
Fidelity VIP II Asset Manager Portfolio                  0.64%             0.10%           0.74%****
Fidelity VIP High Income Portfolio                       0.59%             0.12%           0.71%
Investment Grade Income Fund                             0.40%             0.14%*          0.52%
Government Bond Fund                                     0.50%             0.16%*          0.66%
Money Market Fund                                        0.28%             0.06%*          0.34%*



* Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small-Mid Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1996. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these funds.



** Delaware International Advisers Ltd., the investment adviser for the International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the public offering for the Series and has been extended through June 30, 1997. Without the expense limitation, in 1996 the total annual expenses of the International Equity Series would have been 1.04%.



*** These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.20% for the Select International Equity Fund, 0.92% for the Select Growth Fund, and 0.80% for the Select Growth and Income Fund.



**** A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio, 0.67% for Fidelity VIP Growth Portfolio, 0.92% for Fidelity VIP Overseas Portfolio and 0.73% for Fidelity VIP II Asset Manager Portfolio.

OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS


A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawal."



CHARGE FOR INCREASE IN FACE AMOUNT



For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."


TRANSFER CHARGE


The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."


SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



The maximum surrender charge remains level for the first 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charges."



SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT


A separate surrender charge will apply to and is calculated for each increase in Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age
82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. This maximum surrender charge remains level for the first 40 Policy months following the increase and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, but the deferred sales charge will not exceed 25% of premiums associated with the increase.



SURRENDER CHARGES ON DECREASES IN FACE AMOUNT



In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charges."


TAX TREATMENT


A Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."



A Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level premiums. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1994. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLE I) under a "representative" Policy that is surrendered at the end of the applicable period.



Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


The Company may provide information on various topics of interest to Policy owners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.


In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1996. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                        TABLE I: SUB-ACCOUNT PERFORMANCE
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96


                                                                          10 YEARS
                                                  ONE-YEAR                OR LIFE       YEARS
                                                   TOTAL         5        OF FUND       SINCE
UNDERLYING FUND                                    RETURN      YEARS     (IF LESS)    INCEPTION*
-----------------------------------------------  ----------  ----------  ----------  ------------
Select International Equity Fund                    -82.93%        N/A      -16.54%        2.67
DGPF International Equity Series                    -84.76%        N/A       -1.59%        4.17
Fidelity VIP Overseas Portfolio                     -91.22%      -1.06%       4.55%        9.92
T. Rowe Price International Stock Portfolio         -89.96%        N/A      -22.54%        2.58
Select Aggressive Growth Fund                       -86.16%        N/A        8.12%        4.36
Select Capital Appreciation Fund                    -95.42%        N/A      -30.82%        1.67
Small-Mid Cap Value Fund                            -76.68%        N/A       -3.13%        3.67
Select Growth Fund                                  -82.87%        N/A       -0.33%        4.36
Growth Fund                                         -84.60%       3.25%      11.83%       10.00
Fidelity VIP Growth Portfolio                       -89.81%       5.99%      12.20%       10.00
Equity Index Fund                                   -82.60%       5.36%      11.94%        6.26
Select Growth and Income Fund                       -83.59%        N/A        1.03%        4.36
Fidelity VIP Equity-Income Portfolio                -90.21%       9.22%      10.74%       10.00
Fidelity VIP II Asset Manager Portfolio             -89.91%       1.45%       6.77%        7.32
Fidelity VIP High Income Portfolio                  -90.45%       5.75%       8.00%       10.00
Investment Grade Income Fund                       -100.00%      -3.30%       5.04%       10.00
Government Bond Fund                               -100.00%      -5.03%      -2.68%        5.35
Money Market Fund                                   -98.69%      -6.84%       2.44%       10.00



* If less than 10 years. The inception dates for the Underlying Funds are:
4/29/85 for Growth, Investment Grade and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Small-Mid Cap Value; 5/01/94 for Select International Equity; 4/28/95 for the Select Capital Appreciation Fund; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/06/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; and 3/31/94 for the T. Rowe Price International Stock.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                       TABLE II: SUB-ACCOUNT PERFORMANCE
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses, all Sub-Account charges, and premium tax and expense charges. THE DATA DOES NOT REFLECT MONTHLY CHARGES UNDER THE POLICIES OR SURRENDER CHARGES. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96


                                                                                10 YEARS
                                                      ONE-YEAR                  OR LIFE        YEARS
                                                       TOTAL          5         OF FUND        SINCE
UNDERLYING FUND                                        RETURN       YEARS      (IF LESS)     INCEPTION*
--------------------------------------------------  ------------  ----------  ------------  ------------
Select International Equity Fund                         20.55%         N/A        12.37%         2.67
DGPF International Equity Series                         18.65%         N/A        11.15%         4.17
Fidelity VIP Overseas Portfolio                          11.92%        7.89%        6.64%         9.92
T. Rowe Price International Stock Portfolio              13.23%         N/A         8.67%         2.58
Select Aggressive Growth Fund                            17.19%         N/A        18.39%         4.36
Select Capital Appreciation Fund                          7.55%         N/A        26.86%         1.67
Small-Mid Cap Value Fund                                 27.06%         N/A        13.54%         3.67
Select Growth Fund                                       20.62%         N/A        11.35%         4.36
Growth Fund                                              18.81%       11.50%       13.47%        10.00
Fidelity VIP Growth Portfolio                            13.39%       13.83%       13.82%        10.00
Equity Index Fund                                        20.90%       13.29%       16.40%         6.26
Select Growth and Income Fund                            19.87%         N/A        12.47%         4.36
Fidelity VIP Equity-Income Portfolio                     12.97%       16.62%       12.43%        10.00
Fidelity VIP II Asset Manager                            13.29%        9.98%       10.40%         7.32
Fidelity VIP High Income Portfolio                       12.72%       13.63%        9.84%        10.00
Investment Grade Income Fund                              2.36%        6.05%        7.06%        10.00
Government Bond Fund                                      2.32%        4.64%        5.68%         5.35
Money Market Fund                                         4.14%        3.18%        4.65%        10.00



* If less than 10 years. The inception dates for the Underlying Funds are:
4/29/85 for Growth, Investment Grade and Money Market; 9/28/90 for Equity Index; 8/26/91 for Government Bond; 8/21/92 for Select Aggressive Growth, Select Growth, and Select Growth and Income; 4/30/93 for Small-Mid Cap Value; 5/01/94 for Select International Equity; 4/28/95 for the Select Capital Appreciation Fund; 10/09/86 for Fidelity VIP Equity-Income and Fidelity VIP Growth; 9/19/85 for Fidelity VIP High Income; 1/28/87 for Fidelity VIP Overseas; 9/06/89 for Fidelity VIP II Asset Manager; 10/29/92 for DGPF International Equity; and 3/31/94 for the T. Rowe Price International Stock.


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

   DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT
      TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC., AND DELAWARE GROUP PREMIUM
                                   FUND, INC.


THE COMPANY


The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").



The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


THE INHEIRITAGE ACCOUNT


The Inheiritage Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Inheiritage Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Inheiritage Account or the Company by the SEC.



The assets used to fund the variable portion of the Policies are set aside in the Inheiritage Account and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Inheiritage Account may not be charged with any liabilities arising out of any other business of the Company. Eighteen Sub-Accounts of the Inheiritage Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:


    - Allmerica Investment Trust

    - Variable Insurance Products Fund

    - Variable Insurance Products Fund II

    - T. Rowe Price International Series, Inc.

    - Delaware Group Premium Fund, Inc.

The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Inheiritage Account.


Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first 15 Policy years, which are subject to a Inheiritage Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Inheiritage Account administrative charge.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Inheiritage Account.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment funds.



The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company, or other affiliated insurance companies. Eleven investment portfolios of the Trust ("Funds") are available under the Policy, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small-Mid Cap Value Fund.



Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Underlying Funds. See INVESTMENT ADVISORY SERVICES -- "Investment Advisory Services to the Trust."


VARIABLE INSURANCE PRODUCTS FUND

Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.


Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of Fidelity VIP, as part of their operating expenses, pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II".


VARIABLE INSURANCE PRODUCTS FUND II


Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion under "Variable Insurance Products Fund"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policy: the Fidelity VIP II Asset Manager Portfolio. The Portfolios of Fidelity VIP II, as part of their operating expenses, pay an investment management fee to FMR. See "Investment Advisory Services to Fidelity VIP and Fidelity VIP II."


T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "Investment Advisory Services to T. Rowe Price"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: the T. Rowe Price International Stock Portfolio.


DELAWARE GROUP PREMIUM FUND, INC.

Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policy: the International Equity Series. The Investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). See "Investment Advisory Services to DGPF."


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. [The Underlying Funds are listed by general investment risk characteristics.] MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The statements of additional information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved.


SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund of the Trust seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund of the Trust seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund of the Trust seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SMALL-MID CAP VALUE FUND -- The Small-Mid Cap Value Fund of the Trust seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund of the Trust seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

GROWTH FUND -- The Growth Fund of the Trust is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.


EQUITY INDEX FUND -- The Equity Index Fund of the Trust seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Stocks.


SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S & P 500. The Portfolio may invest in high yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. See "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.


FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See "Risk of Lower-Rated Debt Securities" in Fidelity VIP prospectus.


INVESTMENT GRADE INCOME FUND -- The Investment Grade Income Fund of the Trust is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.


GOVERNMENT BOND FUND -- The Government Bond Fund of the Trust has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.


MONEY MARKET FUND -- The Money Market Fund of the Trust is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.


If required in your state, in the event of a material change in the investment Policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Sub-Account, the Company will transfer it without charge on written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) your receipt of the notice of the right to transfer. You may then change the percentages of your premium and deduction allocations.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST


The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trustees have entered into a Management Agreement with Allmerica Investment to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment. Allmerica Asset Management, Inc., an indirect wholly owned subsidiary of Allmerica Financial Corporation, is an affiliate of the Company.


Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act"), other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, reports to shareholders, and other expenses.

For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:


Select International Equity              *                  1.00%
Fund

Select Aggressive Growth                 *                  1.00%
Fund

Select Capital Appreciation              *                  1.00%
Fund

Small-Mid Cap Value Fund            First $100 million      1.00%
                                   $100 -  250 million      0.85%
                                   $250 - $500 million      0.80%
                                   $500 - $750 million      0.75%
                                     Over $750 million      0.70%

Select Growth Fund                       *                  0.85%

Growth Fund                          First $50 million      0.60%
                                    $50 -  250 million      0.50%
                                     Over $250 million      0.35%

Equity Index Fund                    First $50 million      0.35%
                                    $50 -  250 million      0.30%
                                     Over $250 million      0.25%

Select Growth and Income                 *                  0.75%
Fund

Investment Grade Income Fund         First $50 million      0.50%
                                    $50 -  250 million      0.35%
                                     Over $250 million      0.25%

Government Bond Fund                     *                  0.50%

Money Market Fund                    First $50 million      0.35%
                                    $50 -  250 million      0.25%
                                     Over $250 million      0.20%



* For the Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund and Select Growth and Income Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.

The Manager is solely responsible for payment of all fees to Sub-Advisers for their investment to management services. Sub-Adviser fees, described in the Trust's propsectus, in no way increase the costs that the funds, the Inheritage Account and Policyowners bear. The Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers.


The Sub-Advisers and the fees they receive from Allmerica Investment (computed daily at an annual rate based on the average daily net asset value of each
Fund), are as follows:


Bank of Ireland Asset Management  Select International Equity      First $50 million          0.45%
(U.S.) Limited                    Fund                              Next $50 million          0.40%
                                                                   Over $100 million          0.30%

Nicholas-Applegate Capital        Select Aggressive Growth                 **                 0.60%
Management, L.P.                  Fund

Janus Capital Corporation         Select Capital Appreciation      First $100 million         0.60%
                                  Fund                             Over $100 million          0.55%

CRM Advisors, LLC                 Small-Mid Cap Value Fund         First $100 million         0.60%
                                                                  $100 - $250 million         0.50%
                                                                  $250 - $500 million         0.40%
                                                                  $500 - $750 million        0.375%
                                                                   Over $750 million          0.35%

Putnam Investment Management,     Select Growth Fund               First $50 million          0.50%
Inc.                                                               $50 - $150 million         0.45%
                                                                  $150 - $250 million         0.35%
                                                                  $250 - $350 million         0.30%
                                                                   Over $350 million          0.25%

Miller, Anderson & Sherrerd, LLP  Growth Fund                              *                  *

Allmerica Asset Management, Inc.  Equity Index Fund                        **                 0.10%

John A. Levin & Co., Inc.         Select Growth and Income         First $100 million         0.40%
                                  Fund                             Next $200 million          0.25%
                                                                   Over $300 million          0.30%

Allmerica Asset Management, Inc.  Investment Grade Income Fund             **                 0.20%

Allmerica Asset Management, Inc.  Government Bond Fund                     **                 0.20%

Allmerica Asset Management, Inc.  Money Market Fund                        **                 0.10%


* Allmerica Investment will pay a fee to Miller, Anderson & Sherrerd LLP based on the aggregate assets of the Growth Fund and certain other accounts of First Allmerica and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd LLP, under the following schedule:

 Aggregate Average Net Assets     Rate
------------------------------  ---------
      First $50 million            0.500%
      $50 - 100 million            0.375%
      $100 - 500 million           0.250%
      $500 - 850 million           0.200%
      Over $850 million            0.150%


** For the Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, and Select Aggressive Growth Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.

INVESTMENT ADVISORY SERVICES TO FIDELITY VIP AND FIDELITY VIP II

For managing investments and business affairs, each Portfolio pays a monthly fee to FMR. The prospectuses of Fidelity VIP and Fidelity VIP II contain additional information concerning the Portfolios, including information about additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

The Fidelity VIP High Income Portfolio pays a monthly fee to FMR at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.


2. An individual fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month.


One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The fee rates of the Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager and Fidelity VIP Overseas Portfolios each are made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Fidelity VIP Equity-Income Portfolio, 0.30% for the Fidelity VIP Growth Portfolio, 0.25% for the Fidelity VIP II Asset Manager Portfolio and 0.45% for the Fidelity VIP Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets. The Fidelity VIP Growth Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Asset Manager Portfolio may have a fee as high as 0.77% of its average net assets. The Fidelity VIP Overseas Portfolio may have a fee as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by FMR.

INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE

The Investment Adviser for the T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF


The Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series to Delaware International is equal to 0.75% of the average daily net assets of the Series.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Inheiritage Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Inheiritage Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy owner.



The Company also reserves the right to establish additional Sub-Accounts of the Inheiritage Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.



Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and Fidelity VIP II, T. Rowe Price and the Series of DGPF are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.



If any of these substitutions or changes is made, the Company may by endorsement change the Policy to reflect the substitution or change and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Inheiritage Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.


                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion.


The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (a) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds or (b) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Policyowners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                                   THE POLICY

APPLYING FOR A POLICY

A Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL


Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued to the trustee of an employee benefit plan, the amounts held in the Company's General Account will be allocated to the Sub-Accounts according to the Policyowner's instructions when the Delivery Receipt is returned to the Principal Office. For all other Policyowners, the date we transfer the initial net premium from the General Account to the selected Sub-Accounts depends on the premium amount. If the initial net premiums are less than $10,000, the amounts held in the General Account will be allocated to the selected Sub-Accounts not later than three days after underwriting approval of the Policy. If the initial net premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium, plus any interest earned, will remain in the General Account until return of the Policy's Delivery Receipt to the Principal Office. The entire amount held in the General Account for allocation to the Inheiritage Account then will be allocated to the Sub-Accounts according to your instructions.

FREE-LOOK PERIOD


The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of:


    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail within seven days a refund equal to the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Inheiritage Account, PLUS

(2) the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, the refund will equal the premiums paid. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.


FREE LOOK WITH FACE AMOUNT INCREASES -- After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:


    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specification pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Inheiritage Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Inheiritage Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.


Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Class as the original Policy.


PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Inheiritage Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted each month, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under a MAP procedure is $50.


Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.


MINIMUM MONTHLY FACTOR


If, in the first 48 Policy months following issue or an increase in the Face Amount, you make premium payments, less partial withdrawals and partial withdrawal charges, at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or Policy Change which causes a change in the Minimum Monthly Factor has been in force and Debt does not exceed Policy Value less surrender charges, the Policy is guaranteed not to lapse during that period. EXCEPT FOR THE 48 POLICY MONTHS AFTER THE DATE OF ISSUE, OR THE EFFECTIVE DATE OF AN INCREASE IN THE FACE AMOUNT, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.



In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


INCENTIVE FUNDING DISCOUNT


We will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.


The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

PAID-UP INSURANCE OPTION


Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.



The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Classes on the date this option is elected. The Company will transfer any Policy Value in the Variable Account to the General Account on the date it receives the written request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table, Smoker or Non-Smoker, Male, Female (Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.



IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:


    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Inheiritage Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Inheiritage Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.


After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insureds' attained Ages. The net cash value is the cash value less any outstanding loans.


ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Inheiritage Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than seven Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.


If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.

The procedures the Company follows for telephone transactions include requiring callers to identify themselves by name, and to identify the Policyowner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred.


All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.


Currently, transfers involving the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

DEATH PROCEEDS


The Policy provides for the payment of the Death Proceeds to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, the Policyowner must mail due proof of such death to the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary, upon due proof of the death of the last surviving Insured.



The Company will normally pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

    - any additional insurance on the Insureds' lives that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of death of the last surviving Insured.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED


The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below. The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (AGE OF YOUNGER INSURED ON DEATH OF LAST SURVIVING INSURED)

   Age       Percentage
----------  -------------
 thru 40           250%
    41             243%
    42             236%
    43             229%
    44             222%
    45             215%
    46             209%
    47             203%
    48             197%
    49             191%
    50             185%
    51             178%
    52             171%
    53             164%
    54             157%
    55             150%
    56             146%
    57             142%
    58             138%
    59             134%

   Age       Percentage
----------  -------------
    60             130%
    61             128%
    62             126%
    63             124%
    64             122%
    65             120%
    66             119%
    67             118%
    68             117%
    69             116%
    70             115%
    71             113%
    72             111%
    73             109%
    74             107%
75 thru 90         105%
    91             104%
    92             103%
    93             102%
    94             101%
    95             100%


Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.



For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Policy Value will accumulate will be slower, under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1 -- Under Option 1, a Policy with a $300,000 Face Amount will generally have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 x 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 x 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 x 3.00).

Similarly, so long as Policy Value exceeds $100,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2 -- For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000);
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 x 3.00); Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 x 3.00); and Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 x 3.00).

Similarly, if Policy Value exceeds $150,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


CHANGE FROM OPTION 2 TO OPTION 1


If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. However, the change in option will affect the determination of the Sum Insured from that point on, since the Policy Value will no longer be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Inheiritage Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.



A change in Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."


CHANGE IN FACE AMOUNT


Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.



INCREASES IN FACE AMOUNT



Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in Face Amount may not be less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.


On the effective date of each increase in Face Amount, a transaction charge of $40 will be deducted from Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.


An increase in the Face Amount will generally affect the Insurance Amount at Risk and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."



After increasing the Face Amount, you will have the right (1) during a Free Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN FACE AMOUNT



The minimum amount for a decrease in Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to You.



A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:


    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.


This order will also be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charges."


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE


The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Inheiritage Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:


    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; PLUS

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Inheiritage Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to .90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 1.275%; and

(d) is the Inheiritage Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first fifteen Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


DEATH PROCEEDS PAYMENT OPTIONS


During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.

OPTIONAL INSURANCE BENEFITS


Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


POLICY SURRENDER


You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a written request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charges."



The proceeds on surrender may be paid in a single lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from surrender see FEDERAL TAX CONSIDERATIONS.


PARTIAL WITHDRAWALS


Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.



A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.


Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at First Allmerica's home office (or at off-site locations if such employees are on the Company's home office payroll), employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The Cost of Insurance Charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.


TAX EXPENSE CHARGE

A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC taxes"). The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.

PREMIUM EXPENSE CHARGE


A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.


MONTHLY DEDUCTION FROM POLICY VALUE


Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."



Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. However, if on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.


COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE -- If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the intial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.


If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED -- If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

      - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                           OR

      - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).


When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."



COST OF INSURANCE RATES -- Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.



The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.



The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and nonsmokers. Nonsmoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a nonsmoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a nonsmoker when the Insured reaches Age 18.


The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in Face Amount. For each increase in Face Amount you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES


Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.


CHARGES AGAINST ASSETS OF THE INHEIRITAGE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Inheiritage Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 1.275% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

INHEIRITAGE ACCOUNT ADMINISTRATIVE CHARGE


During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Inheiritage Account and the Sub-Accounts and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Inheiritage Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Inheiritage Account administrative charge is imposed after the fifteenth Policy year.


OTHER CHARGES AND EXPENSES


Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF contain additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.


SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.


The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:


(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and


(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.



If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE


A separate surrender charge will apply to and is calculated for each increase in Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline

Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.


ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of existing Policy Value to the increase and to allocate subsequent premium payments between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.


See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and
(3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.


CHARGES ON PARTIAL WITHDRAWALS


After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES


The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year. See THE POLICY -- "Transfer Privilege."


You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Money Market Fund and Government Bond Fund of the Trust to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.


If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year. See THE POLICY -- "Conversion Privileges," and POLICY LOANS.



CHARGE FOR INCREASE IN FACE AMOUNT


For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. No such charges are currently imposed and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

The loan amount normally will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments.


A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.


PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS


Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Inheiritage Account cannot exceed the Policy Value previously transferred from the Inheiritage Account to secure the Debt.



If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.


EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan.

Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the last surviving Insured or surrender.


                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.


Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.


LIMITED 48-MONTH GUARANTEE


Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.


Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT


If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:


    - a written application for reinstatement,


    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and


    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (a) or (b), above. Under
(a), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (b), the minimum amount payable is the sum of

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in (b) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER


The Policyowner is named in the applications for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.


BENEFICIARY


The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.


INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the

Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE


The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.


NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for a Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT


The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


POSTPONEMENT OF PAYMENTS


Payments of any amount due from the Inheiritage Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers may be postponed whenever: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or
(b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Inheiritage Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.


The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

           NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                                  PAST FIVE YEARS
---------------------------------------  ---------------------------------------------------
Bruce C. Anderson                        Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica

Abigail M. Armstrong                     Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                    First Allmerica

John P. Kavanaugh                        Director and Chief Investment Officer of First
 Director, Vice President and             Allmerica since 1996; Vice President, First
 Chief Investment Officer                 Allmerica since 1991

John F. Kelly                            Director of First Allmerica since 1996; Senior Vice
 Director, Senior Vice President          President, General Counsel and Assistant
 and General Counsel                      Secretary, First Allmerica

J. Barry May                             Director of First Allmerica since 1996; Director
 Director                                 and President, The Hanover Insurance Company since
                                          1996; Vice President, The Hanover Insurance
                                          Company, 1993 to 1996

James R. McAuliffe                       Director of First Allmerica since 1996; President
 Director                                 and CEO, Citizens Insurance Company of America
                                          since 1994; Vice President 1982 to 1994 and Chief
                                          Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                          Director, Chairman of the Board, President and
 Director and Chairman of the Board,      Chief Executive Officer, First Allmerica since
 President and Chief Executive Officer    1989

Edward J. Parry III                      Director and Chief Financial Officer of First
 Director, Vice President,                Allmerica since 1996; Vice President and
 Chief Financial Officer and Treasurer    Treasurer, First Allmerica since 1993

Richard M. Reilly                        Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990; Director,
                                          Allmerica Investments, Inc. since 1990; Director
                                          and President, Allmerica Investment Management
                                          Company, Inc. since 1990

Larry C. Renfro                          Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990

Eric A. Simonsen                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990; Chief
                                          Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica

                                  DISTRIBUTION


Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of the Company, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Inheiritage Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After issue of the Policy or an increase in Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first-year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14 percent of renewal premiums.



Commissions and expense reimbursements paid to broker-dealers, after issue of the Policy or an increase in Face amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.



                                    SERVICES



The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Policyowners. Currently, the Company receives service fees with respect to the Fidelity VIP Overseas Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP II Asset Manager Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Inheiritage Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Inheiritage Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.


                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Inheiritage Account is a party, or to which the assets of the Inheiritage Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Inheiritage Account.

                              FURTHER INFORMATION


A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                            INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Inheiritage Account of the Company as of December 31, 1996 and the period then ended, included in this Prospectus constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.



It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.


THE COMPANY AND THE INHEIRITAGE ACCOUNT


The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Inheiritage Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Inheiritage Account.


The Company will review periodically the question of a charge to the Inheiritage Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Inheiritage Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Inheiritage Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value of the Policy is not taxable until received by the Policyowner or the Policyowner's designee. But see "Modified Endowment Contracts." Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.


The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Inheiritage Account.



Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first fifteen years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner, or Beneficiary.


SPLIT OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS


The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may revoke your request for a preferred loan.



Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies covering the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.

MODIFIED ENDOWMENT CONTRACTS


The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including a Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level premiums.



If a policy is considered a modified endowment contract, all distributions under the policy will be taxed on an "income first" basis. Most distributions received by a policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.



Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.



ESTATE AND GENERATION-SKIPPING TAXES



When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.



As a general rule, if an insured is the policyowner and death proceeds are payable to a person two or more generations younger than the Policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the Insured's estate (because the Insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, the Policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.


                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT


As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE


The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").



The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.


Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. However, such Policy Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4% per year, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE POLICY


This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Inheiritage Account. For complete details regarding the General Account, see the Policy itself.


TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account.


The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.

Policy loans may also be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3.5% per year for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              FINANCIAL STATEMENTS


Financial statements for the Company and for the Inheiritage Account are included in this Prospectus beginning immediately after this section. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Inheiritage Account.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

    In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in the accompanying notes to the consolidated financial statements, the Company changed its method of accounting for investments
(Note 1) and postemployment benefits (Note 11) in 1994.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1997, except as to Notes 1 and 2, which are as of February 19, 1997

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 REVENUES
     Premiums...................................  $2,236.3    $2,222.8    $2,181.8
     Universal life and investment product
       policy fees..............................     197.2       172.4       156.8
     Net investment income......................     669.9       710.1       743.1
     Net realized investment gains..............      66.8        19.1         1.1
     Realized gain on sale of mutual fund
       processing business......................      --          20.7        --
     Other income...............................     102.7        95.4       112.3
                                                  ---------   ---------   ---------
         Total revenues.........................   3,272.9     3,240.5     3,195.1
                                                  ---------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   1,957.0     2,010.3     2,047.0
     Policy acquisition expenses................     483.5       470.3       475.7
     Other operating expenses...................     483.2       455.0       518.9
                                                  ---------   ---------   ---------
         Total benefits, losses and expenses....   2,923.7     2,935.6     3,041.6
                                                  ---------   ---------   ---------
 Income before federal income taxes.............     349.2       304.9       153.5
                                                  ---------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      96.8       119.7        45.4
     Deferred...................................     (15.7)      (37.0)        8.0
                                                  ---------   ---------   ---------
         Total federal income tax expense.......      81.1        82.7        53.4
                                                  ---------   ---------   ---------
 Income before minority interest, extraordinary
  item, and cumulative effect of accounting
  change........................................     268.1       222.2       100.1
 Minority interest..............................     (74.6)      (73.1)      (51.0)
                                                  ---------   ---------   ---------
 Income before extraordinary item and cumulative
  effect of accounting changes..................     193.5       149.1        49.1
 Extraordinary item -- demutualization
  expenses......................................      --         (12.1)       (9.2)
 Cumulative effect of changes in accounting
  principles....................................      --          --          (1.9)
                                                  ---------   ---------   ---------
 Net income.....................................  $  193.5    $  137.0    $   38.0
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31
 (IN MILLIONS)                                                1996         1995
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities--at fair value (amortized cost of
      $7,279.1 and $7,467.9).............................  $ 7,461.5    $ 7,739.3
     Equity securities--at fair value (cost of $327.9 and
      $410.6)............................................      473.1        517.2
     Mortgage loans......................................      650.1        799.5
     Real estate.........................................      120.7        179.6
     Policy loans........................................      132.4        123.2
     Other long-term investments.........................      128.8         71.9
                                                           ----------   ----------
         Total investments...............................    8,966.6      9,430.7
                                                           ----------   ----------
   Cash and cash equivalents.............................      175.9        236.6
   Accrued investment income.............................      148.6        163.0
   Deferred policy acquisition costs.....................      822.7        735.7
                                                           ----------   ----------
   Reinsurance receivables:
     Future policy benefits..............................      102.8         97.1
     Outstanding claims, losses and loss adjustment
      expenses...........................................      663.8        799.6
     Unearned premiums...................................       46.2         43.8
     Other...............................................       62.8         58.9
                                                           ----------   ----------
         Total reinsurance receivables...................      875.6        999.4
                                                           ----------   ----------
   Deferred federal income taxes.........................       93.2         81.2
   Premiums, accounts and notes receivable...............      533.0        526.7
   Other assets..........................................      302.2        361.4
   Closed Block assets...................................      811.8        818.9
   Separate account assets...............................    6,233.0      4,348.8
                                                           ----------   ----------
         Total assets....................................  $18,962.6    $17,702.4
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,613.7    $ 2,639.3
     Outstanding claims, losses and loss adjustment
      expenses...........................................    2,944.1      3,081.3
     Unearned premiums...................................      822.5        800.9
     Contractholder deposit funds and other policy
      liabilities........................................    2,060.4      2,737.4
                                                           ----------   ----------
         Total policy liabilities and accruals...........    8,440.7      9,258.9
                                                           ----------   ----------
   Expenses and taxes payable............................      615.3        600.3
   Reinsurance premiums payable..........................       31.4         42.0
   Short-term debt.......................................       38.4         28.0
   Deferred federal income taxes.........................       34.6         47.8
   Long-term debt........................................        2.7          2.8
   Closed Block liabilities..............................      892.1        902.0
   Separate account liabilities..........................    6,227.2      4,337.8
                                                           ----------   ----------
         Total liabilities...............................   16,282.4     15,219.6
                                                           ----------   ----------
   Minority interest.....................................      784.0        758.5
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued and outstanding...        5.0          5.0
   Additional paid-in-capital............................      392.4        392.4
   Unrealized appreciation on investments, net...........      131.4        153.0
   Retained earnings.....................................    1,367.4      1,173.9
                                                           ----------   ----------
         Total shareholder's equity......................    1,896.2      1,724.3
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $18,962.6    $17,702.4
                                                           ----------   ----------
                                                           ----------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 COMMON STOCK
     Balance at beginning of year...............  $    5.0    $   --      $   --
     Demutualization transaction................      --           5.0        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................       5.0         5.0        --
                                                  ---------   ---------   ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of year...............     392.4        --          --
     Contributed from parent....................      --         392.4        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................     392.4       392.4        --
                                                  ---------   ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of year...............   1,173.9     1,071.4     1,033.4
     Net income prior to demutualization........      --          93.2        38.0
                                                  ---------   ---------   ---------
                                                   1,173.9     1,164.6     1,071.4
     Demutualization transaction................      --         (34.5)       --
     Net income subsequent to demutualization...     193.5        43.8        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................   1,367.4     1,173.9     1,071.4
                                                  ---------   ---------   ---------
 NET UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS
     Balance at beginning of year...............     153.0       (79.0)       17.5
                                                  ---------   ---------   ---------
     Cumulative effect of accounting change:
         Net appreciation on available-for-sale
           debt securities......................      --          --         296.1
         Provision for deferred federal income
           taxes and minority interest..........      --          --        (149.1)
                                                  ---------   ---------   ---------
                                                      --          --         147.0
                                                  ---------   ---------   ---------
     Effect of transfer of securities from
       held-to-maturity to available-for-sale:
         Net appreciation on available-for-sale
           debt securities......................      --          22.4        --
         Provision for deferred federal income
           taxes and minority interest..........      --          (9.6)       --
                                                  ---------   ---------   ---------
                                                      --          12.8        --
                                                  ---------   ---------   ---------
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........     (35.1)      466.0      (492.1)
         (Provision) benefit for deferred
           federal income taxes.................      11.8      (163.1)      171.9
         Minority interest......................       1.7       (83.7)       76.7
                                                  ---------   ---------   ---------
                                                     (21.6)      219.2      (243.5)
                                                  ---------   ---------   ---------
         Balance at end of year.................     131.4       153.0       (79.0)
                                                  ---------   ---------   ---------
             Total shareholder's equity.........  $1,896.2    $1,724.3    $  992.4
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                    1996         1995         1994
 --------------------------------------------  ----------   ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   193.5    $   137.0    $    38.0
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................       74.6         73.1         50.1
         Net realized gains..................      (66.8)       (39.8)        (1.1)
         Net amortization and depreciation...       44.7         57.7         45.9
         Deferred federal income taxes.......      (15.7)       (37.0)         8.0
         Change in deferred acquisition
           costs.............................      (73.9)       (38.4)       (34.6)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      (16.8)       (42.0)       (25.6)
         Change in accrued investment
           income............................       16.7          7.0          4.6
         Change in policy liabilities and
           accruals, net.....................     (184.3)       116.2        175.9
         Change in reinsurance receivable....      123.8        (75.6)       (31.9)
         Change in expenses and taxes
           payable...........................       26.0          7.5         88.0
         Separate account activity, net......        5.2         (0.1)         0.4
         Other, net..........................       38.5        (33.8)        14.0
                                               ----------   ----------   ----------
             Net cash provided by operating
               activities....................      165.5        131.8        331.7
                                               ----------   ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    3,985.8      2,738.4      2,097.8
     Proceeds from disposals of
       held-to-maturity fixed maturities.....       --          271.3        304.4
     Proceeds from disposals of equity
       securities............................      228.7        120.0        143.9
     Proceeds from disposals of other
       investments...........................       99.3         40.5         25.9
     Proceeds from mortgages matured or
       collected.............................      176.9        230.3        256.4
     Purchase of available-for-sale fixed
       maturities............................   (3,771.1)    (3,273.3)    (2,150.1)
     Purchase of held-to-maturity fixed
       maturities............................       --           --         (111.6)
     Purchase of equity securities...........      (90.9)      (254.0)      (172.2)
     Purchase of other investments...........     (168.0)       (24.8)       (26.6)
     Proceeds from sale of mutual fund
       processing business...................       --           32.9         --
     Capital expenditures....................      (12.8)       (14.1)       (43.1)
     Other investing activities, net.........        4.3          4.7          2.4
                                               ----------   ----------   ----------
             Net cash provided by (used in)
               provided by investing
               activities....................      452.2       (128.1)       327.2
                                               ----------   ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
       contractholder deposit funds..........      268.7        445.8        786.3
     Withdrawals from contractholder deposit
       funds.................................     (905.0)    (1,069.9)    (1,187.0)
     Change in short-term debt...............       10.4         (4.8)        (6.0)
     Change in long-term debt................       (0.1)         0.2          0.3
     Dividends paid to minority
       shareholders..........................       (3.9)        (4.1)        (4.2)
     Capital contributed from parent.........       --          392.4         --
     Payments for policyholders' membership
       interests.............................       --          (27.9)        --
     Subsidiary treasury stock purchased, at
       cost..................................      (42.0)       (20.9)        --
                                               ----------   ----------   ----------
             Net cash used in financing
               activities....................     (671.9)      (289.2)      (410.6)
                                               ----------   ----------   ----------
 Net change in cash and cash equivalents.....      (54.2)      (285.5)       248.3
 Net change in cash held in the Closed
  Block......................................       (6.5)       (17.6)        --
 Cash and cash equivalents, beginning of
  year.......................................      236.6        539.7        291.4
                                               ----------   ----------   ----------
 Cash and cash equivalents, end of year......  $   175.9    $   236.6    $   539.7
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $    18.6    $     4.1    $     4.3
     Income taxes paid.......................  $    72.0    $    90.6    $    46.1

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

    First Allmerica Financial Life Insurance Company ("FAFLIC", or the "Company", formerly State Mutual Life Assurance Company of America ["State Mutual"]) was organized as a mutual life insurance company until October 16, 1995. FAFLIC converted to a stock life insurance company pursuant to a plan of reorganization effective October 16, 1995 and became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated financial statements have been prepared as if FAFLIC were organized as a stock life insurance company for all periods presented. Thus, generally accepted accounting principles for stock life insurance companies have been applied retroactively for all periods presented.

    The consolidated financial statements of FAFLIC include the accounts of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC", formerly SMA Life Assurance Company), its wholly owned life insurance subsidiary, non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C", a 59.5%-owned non-insurance holding company). The Closed Block assets and liabilities at December 31, 1996 and 1995, and its results of operations subsequent to demutualization are presented in the consolidated financial statements as single line items. Prior to demutualization such amounts are presented line by line in the consolidated financial statements (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1996 and 1995, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

    Minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

    On February 19, 1997, AFC announced a definitive merger agreement under which it would acquire, at consideration of $33.00 per share, all of the shares of Allmerica P&C currently held by the minority stockholders. Additional information pertaining to the merger agreement is included in Note 2, significant transactions.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

    As of October 16, 1995, the Company established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts after the demutualization. Unless the Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. On October 16, 1995, FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

    Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets at October 16, 1995 measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at October 16, 1995, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined as of October 16, 1995.

    If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

    Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS No. 115). SFAS No. 115 requires that investments be classified into one of three categories; held-to-maturity, available-for-sale, or trading.

    The effect of implementing SFAS No. 115, as of January 1, 1994, was an increase in the carrying value of fixed maturity investments of $335.3 million, a decrease in deferred policy acquisition costs of $20.8 million, an increase in policyholder liabilities of $18.4 million, a net increase in deferred income tax liabilities of $103.7 million, an increase in minority interest of $45.4 million and an increase in shareholder's equity of $147.0 million, which resulted from changing the carrying value of certain fixed maturities from amortized cost to fair value and related adjustments. The implementation had no effect on net income.

    In November 1995, the Financial Accounting Standards Board issued a Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, which permitted companies to reclassify securities, where appropriate, based on the new guidance. As a result, the Company transferred securities with amortized cost and fair value of $696.4 million and $725.6 million, respectively, from the held-to-maturity category to the available-for-sale category, which resulted in a net increase in shareholder's equity of $12.8 million.

    Realized gains and losses on sales of fixed maturities and equity securities are determined on the specific-identification basis using amortized cost for fixed maturities and cost for equity securities. Fixed maturities and equity securities with other than temporary declines in fair value are written down to estimated fair value resulting in the recognition of realized losses.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

    Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

    Policy loans are carried principally at unpaid principal balances.

    Real estate that has been acquired through the foreclosure of mortgage loans is valued at the estimated fair value at the time of foreclosure. The Company considers several methods in determining fair value at foreclosure, using primarily third-party appraisals and discounted cash flow analyses. After foreclosure, the Company makes a determination as to whether the asset should be held for production of income or held for sale.

    Real estate investments held for the production of income and held for sale are carried at depreciated cost less valuation allowances, if necessary, to reduce the carrying value to fair value. Depreciation is generally calculated using the straight-line method.

    Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

    In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

    Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits over the expected life of the contracts using a revised interest rate applied to the remaining benefit period. Acquisition costs related to annuity and other life insurance businesses are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination.

    Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

    Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

I.  POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made on property and casualty and health insurance for reported losses and estimates of losses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

    Premiums for property and casualty, group life, and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

    All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty and group life, accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

K.  POLICYHOLDER DIVIDENDS

    Prior to demutualization, certain life, health and annuity insurance policies contained dividend payment provisions that enabled the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends was determined annually by the Board of Directors. The aggregate amount of policyholders' dividends was related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life insurance policies and individual annuity and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the Open Block. Subsequent to demutualization, the Company ceased issuance of participating policies.

    Prior to demutualization, the participating life insurance in force was 16.2% of the face value of total life insurance in force at December 31, 1994. The premiums on participating life, health and annuity policies were 11.3% and 6.4% of total life, health and annuity statutory premiums prior to demutualization in 1995 and 1994, respectively. Total policyholders' dividends were $23.3 million and $32.8 million prior to demutualization in 1995 and 1994, respectively.

L.  FEDERAL INCOME TAXES

    AFC, FAFLIC, AFLIAC and FAFLIC's non-insurance domestic subsidiaries file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States federal income tax return.

    Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

    In March 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of" was issued. This statement requires companies to write down to fair value long-lived assets whose carrying value is greater than the undiscounted cash flows of those assets. The statement also requires that long-lived assets of which management is committed to dispose, either by sale or abandonment, be valued at the lower of their carrying amount or fair value less costs to sell. This statement is effective for fiscal years beginning after December 15, 1995. The adoption of this statement has not had a material effect on the financial statements.

N.  RECLASSIFICATIONS

    Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

On February 19, 1997, AFC and Allmerica P&C entered into an Agreement and Plan of Merger (the "Merger Agreement") pursuant to which AFC will acquire all of the outstanding Common Stock, $1.00 par value per share, of Allmerica P&C that it does not already own for consideration consisting of $33.00 per share of Common Stock, subject to adjustment, payable in cash and shares of common stock, par value $0.01 per share, AFC (the "AFC Common Stock"). In addition, a shareholder of Allmerica P&C may elect to receive the consideration in cash, without interest, or in shares of AFC Common Stock, subject to proration as set forth in the Merger Agreement. The maximum number of shares of AFC Common Stock to be issued in the Merger is approximately 9.67 million shares. The acquisition will be accomplished by merging a newly-created, wholly-owned subsidiary of AFC with and into Allmerica P&C (the "Merger"), resulting in Allmerica P&C becoming a wholly-owned subsidiary of AFC. Also, immediately prior to the Merger, Allmerica P&C's Certificate of Incorporation will be amended to authorize a new class of Common Stock, one share of which will be exchanged for each share of Common Stock currently held by SMA Financial Corp., a wholly-owned subsidiary of AFC. The consummation of the Merger is subject to the satisfaction of various conditions, including the approval of regulatory authorities.

    On February 3, 1997, AFC Capital Trust (the "Trust"), a subsidiary business trust of AFC, issued $300 million Series A Capital Securities, which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million are intended to fund a portion of the acquisition of the 24.2 million publicly-held shares of Allmerica P&C pursuant to an Agreement and Plan of Merger dated February 19, 1997.

    Pursuant to the plan of reorganization effective October 16, 1995, AFC issued 37.5 million shares of its common stock to eligible policyholders. AFC also issued 12.6 million shares of its common stock at a price of $21.00 per share in a public offering, resulting in net proceeds of $248.0 million, and issued Senior Debentures in the principal amount of $200.0 million which resulted in net proceeds of $197.2 million. AFC contributed $392.4 million of these proceeds to FAFLIC.

    Effective March 31, 1995, the Company entered into an agreement with TSSG, a division of First Data Corporation, pursuant to which the Company sold its mutual fund processing business and agreed not to engage in this business for four years after that date. In accordance with this agreement, the Company received proceeds of $32.1 million. A gain of $13.5 million, net of taxes of $7.2 million, was recorded in March 1995. Additionally, the Company received a non-recurring $3.1 million contingent payment, net of taxes of $1.7 million, in 1996, related to the aforementioned sale.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

    The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with SFAS No. 115. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1996
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......  $   273.6     $  9.3       $  1.6      $  281.3
States and political subdivisions.......    2,236.9       48.5          7.7       2,277.7
Foreign governments.....................      108.0        7.3        --            115.3
Corporate fixed maturities..............    4,277.5      140.3         15.7       4,402.1
Mortgage-backed securities..............      383.1        4.7          2.7         385.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,279.1     $210.1       $ 27.7      $7,461.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   327.9     $148.9       $  3.7      $  473.1
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------


                                                               1995
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......  $   377.0     $ 21.0        --         $  398.0
States and political subdivisions.......    2,110.6       60.7          4.0       2,167.3
Foreign governments.....................       60.6        3.4          0.6          63.4
Corporate fixed maturities..............    4,582.1      200.8         16.4       4,766.5
Mortgage-backed securities..............      337.6        8.6          2.1         344.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,467.9     $294.5       $ 23.1      $7,739.3
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   410.6     $111.7       $  5.1      $  517.2
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

    In March 1994, AFLIAC voluntarily withdrew its license in New York in order to provide for certain commission arrangements prohibited by New York comparable to AFLIAC's competitors. In connection with the withdrawal, FAFLIC, which is licensed in New York, became qualified to sell the products previously sold by AFLIAC in New York. AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively. At December 31, 1995, the amortized cost and market value of assets on deposit were $295.0 million and $303.6 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $98.0 million and $82.2 million were on deposit with various state and governmental authorities at December 31, 1996 and 1995, respectively.

    There were no contractual fixed maturity investment commitments at December 31, 1996 and 1995, respectively.

    The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                  1996
                                          --------------------
DECEMBER 31                               AMORTIZED     FAIR
(IN MILLIONS)                               COST       VALUE
----------------------------------------  ---------   --------

Due in one year or less.................  $   567.1   $  570.7
Due after one year through five years...    2,216.4    2,297.2
Due after five years through ten
 years..................................    2,373.1    2,432.0
Due after ten years.....................    2,122.5    2,161.6
                                          ---------   --------
    Total...............................  $ 7,279.1   $7,461.5
                                          ---------   --------
                                          ---------   --------

    The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                 PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31                    VOLUNTARY        GROSS  GROSS
(IN MILLIONS)                                        SALES          GAINS  LOSSES
---------------------------------------------  ------------------   -----  ------

1996

Fixed maturities.............................       $2,432.8        $19.3  $ 30.5
                                                    --------        -----  ------
Equity securities............................       $  228.1        $56.1  $  1.3
                                                    --------        -----  ------
1995

Fixed maturities.............................       $1,612.3        $23.7  $ 33.0
                                                    --------        -----  ------
Equity securities............................       $  122.2        $23.1  $  6.9
                                                    --------        -----  ------
1994

Fixed maturities.............................       $1,026.2        $12.6  $ 21.6
                                                    --------        -----  ------
Equity securities............................       $  124.3        $17.4  $  4.5
                                                    --------        -----  ------

    Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------
1996

Net appreciation, beginning of year.........................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
  Net (depreciation) appreciation on available-for-sale
    fixed maturities........................................     (94.1)         35.9       (58.2)
  Net appreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............      23.1        --            23.1
  Provision for deferred federal income taxes and minority
    interest................................................      33.6         (20.1)       13.5
                                                              ----------   -----------   -------
                                                                 (37.4)         15.8       (21.6)
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $ 71.3        $ 60.1     $ 131.4
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------
1995

Net appreciation (depreciation), beginning of year..........    $(89.4)       $ 10.4     $ (79.0)
                                                              ----------   -----------   -------
Effect of transfer of securities between classifications:
  Net appreciation on available-for-sale fixed maturities...      29.2        --            29.2
  Effect of transfer on deferred policy acquisition costs
    and on policy liabilities...............................      (6.8)       --            (6.8)
  Provision for deferred federal income taxes and minority
    interest................................................      (9.6)       --            (9.6)
                                                              ----------   -----------   -------
                                                                  12.8        --            12.8
                                                              ----------   -----------   -------
Net appreciation on available-for-sale securities...........     465.4          87.5       552.9
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (86.9)                    (86.9)
Provision for deferred federal income taxes and minority
 interest...................................................    (193.2)        (53.6)     (246.8)
                                                              ----------   -----------   -------
                                                                 185.3          33.9       219.2
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1994

Net appreciation, beginning of year.........................    $--           $ 17.5     $  17.5
                                                              ----------   -----------   -------
Cumulative effect of accounting change:
  Net appreciation on available-for-sale fixed maturities...     335.3        --           335.3
  Net depreciation from the effect of accounting change on
    deferred policy acquisition costs and on policy
    liabilities.............................................     (39.2)       --           (39.2)
  Provision for deferred federal income taxes and minority
    interest................................................    (149.1)       --          (149.1)
                                                              ----------   -----------   -------
                                                                 147.0        --           147.0
                                                              ----------   -----------   -------
Net depreciation on available-for-sale securities...........    (547.9)        (17.4)     (565.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      73.2        --            73.2
Provision for deferred federal income taxes and minority
 interest...................................................     238.3          10.3       248.6
                                                              ----------   -----------   -------
                                                                (236.4)         (7.1)     (243.5)
                                                              ----------   -----------   -------
Net (depreciation) appreciation, end of year................    $(89.4)       $ 10.4     $ (79.0)
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

(1) Includes net appreciation on other investments of $0.6 million, 2.2 million, and $0.6 million in 1996, 1995, and 1994, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

    FAFLIC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

    The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1996     1995
----------------------------------------  ------  --------

Mortgage loans..........................  $650.1  $  799.5
                                          ------  --------
Real estate:
  Held for sale.........................   110.4     168.9
  Held for production of income.........    10.3      10.7
                                          ------  --------
    Total real estate...................   120.7     179.6
                                          ------  --------
Total mortgage loans and real estate....  $770.8  $  979.1
                                          ------  --------
                                          ------  --------

    Reserves for mortgage loans were $19.6 million and $33.8 million at December 31, 1996 and 1995, respectively.

    During 1996, 1995 and 1994, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million, $26.1 million and $39.2 million, respectively.

    At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $22.1 million, of which $3.1 million related to the Closed Block. These commitments generally expire within one year.

    Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1996     1995
----------------------------------------  ------  --------

Property type:
  Office building.......................  $317.1  $  435.9
  Residential...........................    95.4     145.3
  Retail................................   177.0     205.6
  Industrial / warehouse................   124.8      93.8
  Other.................................    91.0     151.9
  Valuation allowances..................   (34.5)    (53.4)
                                          ------  --------
Total...................................  $770.8  $  979.1
                                          ------  --------
                                          ------  --------
Geographic region:
  South Atlantic........................   227.0  $  281.4
  Pacific...............................   154.4     191.9
  East North Central....................   119.2     118.2
  Middle Atlantic.......................   112.6     148.9
  West South Central....................    41.6      79.7
  New England...........................    50.9      94.9
  Other.................................    99.6     117.5
  Valuation allowances..................   (34.5)    (53.4)
                                          ------  --------
Total...................................  $770.8  $  979.1
                                          ------  --------
                                          ------  --------

    At December 31, 1996, scheduled mortgage loan maturities were as follows:
1997 -- $131.9 million; 1998 -- $161.7 million; 1999 -- $99.9 million; 2000 --
$138.0 million; 2001 -- $34.4 million; and $84.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1996, the Company refinanced $7.8 million of mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED                                              BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1996

Mortgage loans...........    $33.8        $ 5.5       $19.7        $19.6
Real estate..............     19.6        --            4.7         14.9
                             -----      ---------     -----        -----
    Total................    $53.4        $ 5.5       $24.4        $34.5
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1995

Mortgage loans...........    $47.2        $ 1.5       $14.9        $33.8
Real estate..............     22.9         (0.6)        2.7         19.6
                             -----      ---------     -----        -----
    Total................    $70.1        $ 0.9       $17.6        $53.4
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1994

Mortgage loans...........    $73.8        $14.6       $41.2        $47.2
Real estate..............     21.0          3.2         1.3         22.9
                             -----      ---------     -----        -----
    Total................    $94.8        $17.8       $42.5        $70.1
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

    The carrying value of impaired loans was $33.6 million and $55.7 million, with related reserves of $11.9 million and $22.3 million as of December 31, 1996 and 1995, respectively. All impaired loans were reserved as of December 31, 1996 and 1995.

    The average carrying value of impaired loans was $50.4 million, $117.9 million and $155.5 million, with related interest income while such loans were impaired of $5.8 million, $9.3 million and $12.4 million as of December 31, 1996, 1995 and 1994 respectively.

D.  FUTURES CONTRACTS

    FAFLIC purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations and their effect on the net cash flows from the sales of guaranteed investment contracts. The notional amount of such futures contracts outstanding were $(33.0) million net short and $74.7 million long contracts at December 31, 1996 and 1995, respectively. Because the Company purchases and sells futures contracts through brokers who assume the risk of loss, the Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding were $(32.4) million and $75.7 million at December 31, 1996 and 1995, respectively.

    Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. Deferred hedging gains (losses) were $0.5 million, $5.6 million, and $(7.7) million in 1996, 1995 and 1994, respectively. Gains and losses on hedge contracts that are deemed ineffective by management are realized immediately.

    A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 74.7  $126.6  $141.7
New contracts................................    (1.1)  349.2   816.0
Contracts terminated.........................  (106.6) (401.1) (831.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $(33.0) $ 74.7  $126.6
                                               ------  ------  ------
                                               ------  ------  ------

E.  FOREIGN CURRENCY SWAP CONTRACTS

    The Company enters into foreign currency swap contracts to hedge exposure to currency risk on foreign fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange. The fair values of the foreign currency swap contracts outstanding were $(9.2) million and $(1.8) million at December 31, 1996 and 1995, respectively.

    The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1996, 1995 and 1994. The Company had no deferred gains or losses on foreign currency swap contracts.

    A reconciliation of the notional amount of swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $104.6  $118.7  $128.8
New contracts................................    --      --      10.1
Contracts expired............................   (36.0)   --     (15.1)
Contracts terminated.........................    --     (14.1)   (5.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 68.6  $104.6  $118.7
                                               ------  ------  ------
                                               ------  ------  ------

    Expected maturities of foreign currency swap contracts are $18.2 million in 1997 and $50.4 million in 1999 and thereafter. There are no expected maturities of foreign currency swap contracts in 1998.

F.  INTEREST RATE AND OTHER SWAP CONTRACTS

    The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. In addition, the Company has entered into two new types of swap contracts in 1996: security return-linked swap contracts and insurance portfolio-linked swap contracts for investment purposes. Under the security return-linked contracts, the Company agrees to exchange cash flows according to the performance of a specified security or portfolio of securities. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.

    The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase or (decrease) in net investment income related to interest rate and other swap contracts was $0.6 million, $0.7 million and $(1.3) million for the years ended December 31, 1996, 1995 and 1994, respectively. The Company had no deferred gains or losses relating to interest rate and other swap contracts. The fair values of interest rate and other swap contracts outstanding were $0.1 million, $0.4 million and $0.6 million for the years ended December 31, 1996, 1995 and 1994, respectively.

    A reconciliation of the notional amount of interest rate and other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 17.5  $ 22.8  $ 22.8
New contracts................................    63.6    --      --
Contracts expired............................   (17.5)   (5.3)   --
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 63.6  $ 17.5  $ 22.8
                                               ------  ------  ------
                                               ------  ------  ------

    Expected maturities of interest rate and other swap contracts outstanding at December 31 are as follows: $43.6 million in 1997, $5.0 million in 1998, and $15.0 million in 1999 and thereafter.

G.  OTHER

    At December 31, 1996, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity, except for investments with the U.S. Treasury with a carrying value of $262.8 million.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

    The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $553.8  $555.1  $578.3
Mortgage loans...............................    69.5    97.0   119.9
Equity securities............................    11.1    13.2     9.9
Policy loans.................................    10.3    20.3    23.3
Real estate..................................    40.8    48.7    44.6
Other long-term investments..................    19.0     7.1     5.7
Short-term investments.......................    10.6    21.2    10.3
                                               ------  ------  ------
Gross investment income......................   715.1   762.6   792.0
Less investment expenses.....................   (45.2)  (52.5)  (48.9)
                                               ------  ------  ------
Net investment income........................  $669.9  $710.1  $743.1
                                               ------  ------  ------
                                               ------  ------  ------

    At December 31, 1996, fixed maturities and mortgage loans on non-accrual status were $2.0 million and $6.8 million, including restructured loans of $4.4 million. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was to reduce net income by $0.5 million, $0.6 million and $5.1 million in 1996, 1995 and 1994, respectively.

    The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million, $98.9 million and $126.8 million at December 31, 1996, 1995 and 1994, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $7.7 million, $11.1 million and $14.4 million in 1996, 1995 and 1994, respectively. Actual interest income on these loans included in net investment income aggregated $4.5 million, $7.1 million and $8.2 million in 1996, 1995 and 1994, respectively.

    At December 31, 1996, fixed maturities with a carrying value of $2.0 million were non-income producing for the twelve months ended December 31, 1996. There were no mortgage loans which were non-income producing for the twelve months ended December 31, 1996.

    Included in long-term investments is income from limited partnerships of $13.7 million, $0.1 million and $0.6 million in 1996, 1995 and 1994, respectively.

B. REALIZED INVESTMENT GAINS AND LOSSES

    Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $ (9.7) $ (7.0) $  2.4
Mortgage loans...............................    (2.4)    1.4   (12.1)
Equity securities............................    54.8    16.2    12.4
Real estate..................................    21.1     5.3     1.4
Other........................................     3.0     3.2    (3.0)
                                               ------  ------  ------
Net realized investment gains................  $ 66.8  $ 19.1  $  1.1
                                               ------  ------  ------
                                               ------  ------  ------

    Proceeds from voluntary sales of investments in fixed maturities were $2,432.8 million, $1,612.3 million and $1,036.5 million in 1996, 1995 and 1994, respectively. Realized gains on such sales were $19.3 million, $23.7 million and $12.9 million; and realized losses were $30.5 million, $33.0 million and $21.6 million for 1996, 1995 and 1994, respectively.

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of interest rate futures were not material at December 31, 1996 and 1995.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

REINSURANCE RECEIVABLES

The carrying amount reported in the consolidated balance sheets approximates fair value.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value. The fair value of long-term debt was estimated using market quotes, when available, and, when not available, discounted cash flow analyses.

    The estimated fair values of the financial instruments were as follows:

                                                       1996                  1995
                                               --------------------  --------------------
DECEMBER 31                                    CARRYING      FAIR    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE      VALUE      VALUE
---------------------------------------------  ---------   --------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   175.9   $  175.9  $   236.6   $  236.6
  Fixed maturities...........................    7,461.5    7,461.5    7,739.3    7,739.3
  Equity securities..........................      473.1      473.1      517.2      517.2
  Mortgage loans.............................      650.1      675.7      799.5      845.4
  Policy loans...............................      132.4      132.4      123.2      123.2
                                               ---------   --------  ---------   --------
                                               $ 8,893.0   $8,918.6  $ 9,415.8   $9,461.7
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

FINANCIAL LIABILITIES
  Guaranteed investment contracts............  $ 1,101.3   $1,119.2  $ 1,632.8   $1,677.0
  Supplemental contracts without life
    contingencies............................       23.1       23.1       24.4       24.4
  Dividend accumulations.....................       87.3       87.3       86.2       86.2
  Other individual contract deposit funds....       76.9       74.3       95.7       92.8
  Other group contract deposit funds.........      789.1      788.3      894.0      902.8
  Individual annuity contracts...............      935.6      719.0      966.3      810.0
  Short-term debt............................       38.4       38.4       28.0       28.0
  Long-term debt.............................        2.7        2.7        2.8        2.9
                                               ---------   --------  ---------   --------
                                               $ 3,054.4   $2,852.3  $ 3,730.2   $3,624.1
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

6.  CLOSED BLOCK

Included in other income in the Consolidated Statement of Income in 1996 and 1995 is a net pre-tax contribution from the Closed Block of $8.6 million and $2.9 million, respectively. Summarized financial information of the Closed Block as of December 31, 1996 and 1995 and for the period ended December 31, 1996, and the period from October 1, 1995 through December 31, 1995, is as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Assets
  Fixed maturities, at fair value (amortized cost of $397.2 and $447.4, respectively)........  $   403.9  $   458.0
  Mortgage loans.............................................................................      114.5       57.1
  Policy loans...............................................................................      230.2      242.4
  Cash and cash equivalents..................................................................       24.1       17.6
  Accrued investment income..................................................................       14.3       16.6
  Deferred policy acquisition costs..........................................................       21.1       24.5
  Other assets...............................................................................        3.7        2.7
                                                                                               ---------  ---------
Total assets.................................................................................  $   811.8  $   818.9
                                                                                               ---------  ---------
                                                                                               ---------  ---------
Liabilities
  Policy liabilities and accruals............................................................  $   883.4  $   899.2
  Other liabilities..........................................................................        8.7        2.8
                                                                                               ---------  ---------
Total liabilities............................................................................  $   892.1  $   902.0
                                                                                               ---------  ---------
                                                                                               ---------  ---------

                                                                                                   PERIOD FROM
DECEMBER 31,                                                                     DECEMBER 31,   OCTOBER 1 THROUGH
(IN MILLIONS)                                                                        1996       DECEMBER 31, 1995
-------------------------------------------------------------------------------  -------------  -----------------
Revenues
  Premiums.....................................................................    $    61.7        $    11.5
  Net investment income........................................................         52.6             12.8
  Realized investment loss.....................................................         (0.7)          --
                                                                                 -------------        -------
Total revenues.................................................................        113.6             24.3
                                                                                 -------------        -------
Benefits and expenses
  Policy benefits..............................................................        101.2             20.6
  Policy acquisition expenses..................................................          3.2              0.8
  Other operating expenses.....................................................          0.6           --
                                                                                 -------------        -------
Total benefits and expenses....................................................        105.0             21.4
                                                                                 -------------        -------
Contribution from the Closed Block.............................................    $     8.6        $     2.9
                                                                                 -------------        -------
                                                                                 -------------        -------
Cash flows
  Cash flows from operating activities:
    Contribution from the Closed Block.........................................    $     8.6        $     2.9
    Initial cash transferred to the Closed Block...............................       --                139.7
    Change in deferred policy acquisition costs, net...........................          3.4              0.4
    Change in premiums and other receivables...................................          0.2             (0.1)
    Change in policy liabilities and accruals..................................        (13.9)             2.0
    Change in accrued investment income........................................          2.3             (1.3)
    Other, net.................................................................          2.5              0.8
                                                                                 -------------        -------
Net cash provided by operating activities......................................          3.1            144.4
                                                                                 -------------        -------
  Cash flows from investing activities:
    Sales, maturities and repayments of investments............................        188.1             29.0
    Purchases of investments...................................................       (196.9)          (158.8)
    Other, net.................................................................         12.2              3.0
                                                                                 -------------        -------
Net cash provided by (used in) investing activities............................          3.4           (126.8)
                                                                                 -------------        -------
Net increase in cash and cash equivalents......................................          6.5             17.6
Cash and cash equivalents, beginning of year...................................         17.6           --
                                                                                 -------------        -------
Cash and cash equivalents, end of year.........................................    $    24.1        $    17.6
                                                                                 -------------        -------
                                                                                 -------------        -------

    On October 16, 1995, there were no valuation allowances transferred to the Closed Block on mortgage loans. There are no valuation allowances on mortgage loans in the Closed Block at December 31, 1996 or 1995, respectively.

    Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7. DEBT

Short- and long-term debt consisted of the following:

DECEMBER 31
(IN MILLIONS)                                                                                       1996       1995
------------------------------------------------------------------------------------------------  ---------  ---------
Short-Term
  Commercial paper..............................................................................  $    37.8  $    27.7
  Other.........................................................................................        0.6        0.3
                                                                                                  ---------  ---------
Total short-term debt...........................................................................  $    38.4  $    28.0
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------
Long-term debt..................................................................................  $     2.7  $     2.8
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------

    FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. At December 31, 1996, the weighted average interest rate for outstanding commercial paper was approximately 5.5%.

    At December 31, 1996, FAFLIC had approximately $140.0 million in committed lines of credit provided by U.S. banks, of which $102.2 million was available for borrowing. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees of 0.07% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

    During 1996, the Company utilized repurchase agreements to finance certain investments. Although the repurchase agreements were entirely settled by year end, management may utilize this policy again in future periods.

    In October, 1995, AFC issued $200.0 million face amount of Senior Debentures for proceeds of $197.2 million net of discounts and issuance costs. These securities have an effective interest rate of 7.65%, and mature on October 16, 2025. Interest is payable semiannually on October 15 and April 15 of each year. The Senior Debentures are subject to certain restrictive covenants, including limitations on issuance of or disposition of stock of restricted subsidiaries and limitations on liens. AFC is in compliance with all covenants. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC.

    Interest expense was $16.8 million, $4.1 million and $4.3 million in 1996, 1995 and 1994, respectively. Interest expense included $11.0 million related to interest payments on repurchase agreements. All interest expense is recorded in other operating expenses.

8. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1996       1995       1994
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Federal income tax expense (benefit)
  Current............................................................................  $    96.8  $   119.7  $    45.4
  Deferred...........................................................................      (15.7)     (37.0)       8.0
                                                                                       ---------  ---------  ---------
Total................................................................................  $    81.1  $    82.7  $    53.4
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

    The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                           1996       1995       1994
------------------------------------------------------------------------------------  ---------  ---------  ---------
Expected federal income tax expense.................................................  $   122.3  $   105.6  $    53.7
  Tax-exempt interest...............................................................      (35.3)     (32.2)     (35.9)
  Differential earnings amount......................................................      (10.2)      (7.6)      35.0
  Dividend received deduction.......................................................       (1.6)      (4.0)      (2.5)
  Changes in tax reserve estimates..................................................        4.7       19.3        4.0
  Other, net........................................................................        1.2        1.6       (0.9)
                                                                                      ---------  ---------  ---------
Federal income tax expense..........................................................  $    81.1  $    82.7  $    53.4
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------

    Until conversion to a stock life insurance company, FAFLIC, as a mutual company, reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying the average equity base of the FAFLIC/AFLIAC consolidated group, as determined for tax purposes, by the estimate of an excess of an imputed earnings rate over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service (IRS). The differential earnings amount included in 1996 related to an adjustment for the 1994 tax year based on the actual mutual life insurance companies' earnings rate issued by the IRS in 1996. As a stock life company, FAFLIC is no longer required to reduce its policyholder dividend deduction by the differential earnings amount.

    The deferred income tax asset represents the tax effects of temporary differences attributable to Allmerica P&C, a separate consolidated group for federal tax return purposes. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                   1996       1995
--------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  AMT carryforwards.........................................................................  $   (16.3) $    (9.8)
  Loss reserve discounting..................................................................     (182.1)    (178.3)
  Deferred acquisition costs................................................................       57.5       55.1
  Employee benefit plans....................................................................      (25.1)     (25.5)
  Investments, net..........................................................................       73.4       77.4
  Bad debt reserve..........................................................................       (1.7)      (1.8)
  Other, net................................................................................        1.1        1.7
                                                                                              ---------  ---------
Deferred tax asset, net.....................................................................  $   (93.2) $   (81.2)
                                                                                              ---------  ---------
                                                                                              ---------  ---------

    The deferred income tax liability represents the tax effects of temporary differences attributable to the FAFLIC/AFLIAC consolidated federal tax return group. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                   1996       1995
--------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  Loss reserve discounting..................................................................  $  (153.7) $  (129.1)
  Deferred acquisition costs................................................................      189.6      169.7
  Employee benefit plans....................................................................      (16.3)     (14.6)
  Investments, net..........................................................................       55.1       67.0
  Bad debt reserve..........................................................................      (24.5)     (26.3)
  Other, net................................................................................      (15.6)     (18.9)
                                                                                              ---------  ---------
Deferred tax liability, net.................................................................  $    34.6  $    47.8
                                                                                              ---------  ---------
                                                                                              ---------  ---------

    Gross deferred income tax assets totaled $435.3 million and $405.1 million at December 31, 1996 and 1995, respectively. Gross deferred income tax liabilities totaled $376.7 million and $371.7 million at December 31, 1996 and 1995, respectively.

    Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

    At December 31, 1996, there are available non-life net operating loss carryforwards of $0.8 million, and alternative minimum tax credit carryforwards of $16.3 million.

    The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/ AFLIAC consolidated group's federal income tax returns through 1991. The IRS has also examined the Allmerica P&C consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the federal income tax returns for 1989, 1990 and 1991 for both the FAFLIC/AFLIAC consolidated group, as well as the Allmerica P&C consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

9. PENSION PLANS

FAFLIC provides retirement benefits to substantially all of its employees under three separate defined benefit pension plans. Through December 31, 1994, retirement benefits were based primarily on employees' years of service and compensation during the highest five consecutive plan years of employment. Benefits under this defined benefit formula were frozen for most employees (but not for eligible agents) effective December 31, 1994. In their place, the Company adopted a defined benefit cash balance formula, under which the Company annually provides an allocation to each eligible employee as a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1996 and 1995 allocations were based on 7.0% of each eligible employee's salary. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

    Components of net pension expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1996       1995       1994
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost -- benefits earned during the year......................................  $    19.0  $    19.7  $    13.0
Interest accrued on projected benefit obligations....................................       21.9       21.1       20.0
Actual return on assets..............................................................      (42.2)     (89.3)      (2.6)
Net amortization and deferral........................................................        9.3       66.1      (16.3)
                                                                                       ---------  ---------  ---------
Net pension expense..................................................................  $     8.0  $    17.6  $    14.1
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

    The following table summarizes the combined status of the three pension plans. At December 31, 1996 the plans' assets exceeded their projected benefit obligations and in 1995 the plans' projected benefit obligations exceeded their assets.

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Actuarial present value of benefit obligations:
  Vested benefit obligation..................................................................  $   308.9  $   325.6
  Unvested benefit obligation................................................................        6.6        5.0
                                                                                               ---------  ---------
Accumulated benefit obligation...............................................................  $   315.5  $   330.6
                                                                                               ---------  ---------
                                                                                               ---------  ---------

Pension liability included in Consolidated Balance Sheets:
  Projected benefit obligation...............................................................  $   344.2  $   367.1
  Plan assets at fair value..................................................................      347.8      321.2
                                                                                               ---------  ---------
    Plan assets greater (less) than projected benefit obligation.............................        3.6      (45.9)
  Unrecognized net (gain) loss from past experience..........................................       (9.1)      48.8
  Unrecognized prior service benefit.........................................................      (11.5)     (13.8)
  Unamortized transition asset...............................................................      (24.7)     (26.5)
                                                                                               ---------  ---------
Net pension liability........................................................................  $   (41.7) $   (37.4)
                                                                                               ---------  ---------
                                                                                               ---------  ---------

    Determination of the projected benefit obligations was based on a weighted average discount rate of 7.0% in 1996 and 1995, and the assumed long-term rate of return on plan assets was 9%. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.5% to 6.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. The plans also hold stock of AFC.

    The Company has a profit sharing and 401(k) plan for its employees. Effective for plan years beginning after 1994, the profit sharing formula for employees has been discontinued and a 401(k) match feature has been added to the continuing 401(k) plan for the employees. Total plan expense in 1996, 1995 and 1994 was $5.5 million, $5.2 million and $12.6 million, respectively. In addition to this Plan, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 1996, 1995 and 1994 was $2.0 million, $3.5 million and $2.7 million, respectively.

10. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under several plans sponsored by FAFLIC, Hanover and Citizens. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    The plan changes effective January 1, 1996 resulted in a negative plan amendment (change in eligibility and medical benefits) of $26.8 million and curtailment (no future increases in life insurance) of $5.3 million. The negative plan amendment will be amortized as prior service cost over the average number of years to full eligibility (approximately 9 years or $3.0 million per year). Of the $5.3 million curtailment gain, $3.3 million has been deducted from unrecognized loss and $2.0 million has been recorded as a reduction of the net periodic postretirement benefit expense.

    The plans' funded status reconciled with amounts recognized in the Company's consolidated balance sheet were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Accumulated postretirement benefit obligation:
  Retirees...................................................................................  $    40.4  $    44.9
  Fully eligible active plan participants....................................................        7.5       14.0
  Other active plan participants.............................................................       24.4       45.9
                                                                                               ---------  ---------
                                                                                                    72.3      104.8
Plan assets at fair value....................................................................     --         --
                                                                                               ---------  ---------
Accumulated postretirement benefit obligation in excess of plan assets.......................       72.3      104.8
Unrecognized prior service benefit...........................................................       23.8     --
Unrecognized loss............................................................................       (5.0)     (13.4)
                                                                                               ---------  ---------
Accrued postretirement benefit costs.........................................................  $    91.1  $    91.4
                                                                                               ---------  ---------
                                                                                               ---------  ---------

    The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                              1996       1995       1994
---------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost...........................................................................  $     3.2  $     4.2  $     6.6
Interest cost..........................................................................        4.6        6.9        6.9
Amortization of (gain) loss............................................................       (2.8)      (0.5)       1.4
                                                                                         ---------  ---------  ---------
Net periodic postretirement benefit expense............................................  $     5.0  $    10.6  $    14.9
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------

    For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.0% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1996 by $5.3 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1996 by $0.7 million.

    The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1996 and 1995.

11.  POSTEMPLOYMENT BENEFITS

Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 112, (SFAS No. 112), "Employers' Accounting for Postemployment Benefits", which requires employers to recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Prior to adoption, the Company had recognized the cost of these benefits on an accrual or paid basis, depending on the plan. Implementation of SFAS No. 112 resulted in a transition obligation of $1.9 million, net of federal income taxes and minority interest, and is reported as a cumulative effect of a change in accounting principle in the consolidated statement of income. The impact of this accounting change, after recognition of the cumulative effect, was not significant.

12.  STOCK-BASED COMPENSATION PLANS

In October 1995 the FASB issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (SFAS 123). The Standard is effective for fiscal years beginning after December 15,

1995, and requires the company either to apply a fair value measure to any stock-based compensation granted by the company, or continue to apply the valuation provisions of existing accounting standards, but with pro-forma net income and earnings per share disclosures using a fair value methodology to value the stock-based compensation. Beginning for the year ended December 31, 1996, AFC has elected to continue to apply the valuation provisions of existing accounting standards (APB 25). The pro-forma effect of applying SFAS 123 is not material.

    Effective June 17, 1996, AFC adopted a Long Term Stock Incentive Plan for employees of AFC (the "Employees' Plan"). Key employees of AFC and its subsidiaries are eligible for awards pursuant to the Plan administered by the Compensation Committee of the Board of Directors (the "Committee") of AFC. Under the terms of the Employees' Plan, options may be granted to eligible employees at a price not less than the market price of AFC's common stock on the date of grant. Option shares may be exercised subject to the terms prescribed by the Committee at the time of grant, otherwise options vest at the rate of 20% annually for five consecutive years and must be exercised not later than ten years from the date of grant. At June 17, 1996, 231,500 option shares were granted at an option price of $27.50. During 1996, 22,000 option shares were forfeited leaving 209,500 option shares outstanding at December 31, 1996. There were no options exercised during 1996. At December 31, 1996, there were no options exercisable and 2,140,500 option shares were available for future grant.

13.  DIVIDEND RESTRICTIONS

Massachusetts, Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC, AFLIAC, Hanover and Citizens, respectively.

    Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. At January 1, 1997, FAFLIC could pay dividends of $151.8 million to AFC without prior approval of the Commissioner.

    Dividends from FAFLIC to AFC will be the primary source of cash for repayment of the debt by AFC and payment of dividends to AFC stockholders.

    Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. At January 1, 1997, AFLIAC could pay dividends of $11.9 million to FAFLIC without prior approval.

    Pursuant to New Hampshire's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the New Hampshire Insurance Commissioner, is limited to 10% of such insurer's statutory policyholder surplus as of the preceding December 31. At January 1, 1997, the maximum dividend and other distributions that could be paid to Allmerica P&C by Hanover, without prior approval of the Insurance Commissioner, was approximately $15.4 million, which considers dividends declared to Allmerica P&C of $105.0 million during 1996, including $80.0 million which was declared in December. On January 2, 1997, Hanover declared an extraordinary dividend in the amount of $120.0 million, payable on or after January 21, 1997 to Allmerica P&C. The dividend, which was approved by the New Hampshire Department on January 9, 1997, is to be paid in a lump sum or in such installments as Allmerica P&C in its discretion may determine.

    Pursuant to Michigan's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without prior approval of the Michigan Insurance Commissioner, is limited to the greater of 10% of policyholders' surplus as of December 31 of the immediately preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. At January 1, 1997, Citizens Insurance could pay dividends of $39.9 million to Citizens Corporation without prior approval.

14.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Management. Within these broad areas, the Company conducts business principally in five operating segments.

    The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services.

    The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

    The Retirement and Asset Management group includes three segments: Retail Financial Services, Institutional Services and Allmerica Asset Management. The Retail Financial Services segment includes variable annuities, variable universal life-type, traditional and health insurance products distributed via retail channels to individuals across the country. The Institutional Services segment includes primarily group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via work-site marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services primarily to affiliates and to other institutions, such as insurance companies and pension plans.

    Summarized below is financial information with respect to business segments for the year ended and as of December 31.

 (IN MILLIONS)                                    1996         1995         1994
 --------------------------------------------  ----------   ----------   ----------
 Revenues:
   Risk Management
     Regional Property and Casualty..........  $ 2,193.7    $ 2,095.1    $ 2,004.8
     Corporate Risk Management...............      361.5        328.5        302.4
                                               ----------   ----------   ----------
       Subtotal..............................    2,555.2      2,423.6      2,307.2
                                               ----------   ----------   ----------
   Retirement and Asset Management
     Retail Financial Services...............      450.9        486.7        507.9
     Institutional Services..................      266.7        330.2        397.9
     Allmerica Asset Management..............        8.8          4.4          4.0
                                               ----------   ----------   ----------
       Subtotal..............................      726.4        821.3        909.8
                                               ----------   ----------   ----------
   Eliminations..............................       (8.7)        (4.4)       (21.9)
                                               ----------   ----------   ----------
 Total.......................................  $ 3,272.9    $ 3,240.5    $ 3,195.1
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 Income (loss) from continuing operations
  before income taxes:
   Risk Management
     Regional Property and Casualty..........  $   197.7    $   206.3    $   113.1
     Corporate Risk Management...............       20.7         18.3         19.9
                                               ----------   ----------   ----------
       Subtotal..............................      218.4        224.6        133.0
                                               ----------   ----------   ----------
   Retirement and Asset Management...........
     Retail Financial Services...............       76.9         35.2         14.2
     Institutional Services..................       52.8         42.8          4.4
     Allmerica Asset Management..............        1.1          2.3          1.9
                                               ----------   ----------   ----------
       Subtotal..............................      130.8         80.3         20.5
                                               ----------   ----------   ----------
 Total.......................................  $   349.2    $   304.9    $   153.5
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 Identifiable assets:
   Risk Management
     Regional Property and Casualty..........  $ 5,703.9    $ 5,741.8    $ 5,408.7
     Corporate Risk Management...............      506.0        458.9        386.3
                                               ----------   ----------   ----------
       Subtotal..............................    6,209.9      6,200.7      5,795.0
                                               ----------   ----------   ----------
   Retirement and Asset Management
     Retail Financial Services...............    8,871.3      7,218.7      5,639.8
     Institutional Services..................    3,879.0      4,280.9      4,484.5
     Allmerica Asset Management..............        2.4          2.1          2.2
                                               ----------   ----------   ----------
       Subtotal..............................   12,752.7     11,501.7     10,126.5
                                               ----------   ----------   ----------
 Total.......................................  $18,962.6    $17,702.4    $15,921.5
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------

15.  LEASE COMMITMENTS

Rental expenses for operating leases, principally with respect to buildings, amounted to $33.6 million, $36.4 million and $35.2 million in 1996, 1995 and 1994, respectively. At December 31, 1996, future minimum rental payments under non-cancelable operating leases were approximately $71.7 million, payable as follows: 1997 -- $26.4 million; 1998 -- $19.6 million; 1999 -- $12.8 million;
2000 -- $8.0 million; and $5.0 million thereafter.

    It is expected that in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1997.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

    Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

    The Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers.

    These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). At December 31, 1996, the MCCA and CAR were the only two reinsurers which represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company cedes a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1996, 1995 and 1994 were $38.0 million and $21.8 million, $49.1 million and $33.7 million, and $50.0 million and $29.8 million, respectively.

    From 1988 through 1992, the Company was a servicing carrier in Maine, and ceded a significant portion of its workers' compensation premiums to the Maine Workers' Compensation Residual Market Pool, which is administered by The National Council on Compensation Insurance ("NCCI"). The Company was involved in legal proceedings regarding the MWCRP's deficit which through a legislated settlement issued on June 23, 1995 provided for an initial funding of $220.0 million, of which the insurance carriers were responsible for $65.0 million. Hanover paid its allocation of $4.2 million in December 1995. Some of the small carriers are currently appealing this decision. The Company's right to recover reinsurance balances for claims properly paid is not at issue in any such proceedings. The Company expects to collect its reinsurance balance; however, funding of the cash flow needs of the MWCRP may in the future be affected by issues related to certain litigation, the outcome of which the Company cannot predict. The Company ceded to MCCA net premiums earned and losses and loss adjustment expenses in 1996, 1995 and 1994 of $50.5 million and $(52.9) million, $66.8 million and $62.9 million, and $80.0 million and $24.2 million, respectively. Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

    The effects of reinsurance were as follows:

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 Life insurance premiums:
   Direct.......................................  $  389.1    $  438.9    $  447.2
   Assumed......................................      87.8        71.0        54.3
   Ceded........................................    (138.9)     (150.3)     (111.0)
                                                  ---------   ---------   ---------
 Net premiums...................................  $  338.0    $  359.6    $  390.5
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty premiums written:
   Direct.......................................  $2,039.7    $2,039.4    $1,992.4
   Assumed......................................     108.7       125.0       128.6
   Ceded........................................    (234.0)     (279.1)     (298.1)
                                                  ---------   ---------   ---------
 Net premiums...................................  $1,914.4    $1,885.3    $1,822.9
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty premiums earned:
   Direct.......................................  $2,018.5    $2,021.7    $1,967.1
   Assumed......................................     112.4       137.7       116.1
   Ceded........................................    (232.6)     (296.2)     (291.9)
                                                  ---------   ---------   ---------
 Net premiums...................................  $1,898.3    $1,863.2    $1,791.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Life insurance and other individual policy
  benefits, claims, losses and loss adjustment
  expenses:
   Direct.......................................  $  618.0    $  749.6    $  773.0
   Assumed......................................      44.9        38.5        28.9
   Ceded........................................     (77.8)      (69.5)      (61.6)
                                                  ---------   ---------   ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $  585.1    $  718.6    $  740.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty benefits, claims, losses
  and loss adjustment expenses:
   Direct.......................................  $1,288.3    $1,372.7    $1,364.4
   Assumed......................................      85.8       146.1       102.7
   Ceded........................................      (2.2)     (229.1)     (160.4)
                                                  ---------   ---------   ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $1,371.9    $1,289.7    $1,306.7
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects changes to the deferred policy acquisition asset:

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                         1996       1995       1994
 --------------------------------------------------  --------   --------   --------
 Balance at beginning of year......................  $ 735.7    $ 802.8    $ 746.9
   Acquisition expenses deferred...................    560.8      504.8      510.3
   Amortized to expense during the year............   (483.5)    (470.3)    (475.7)
   Adjustment to equity during the year............      9.7      (50.4)      21.3
   Transferred to the Closed Block.................     --        (24.8)      --
   Adjustment for cession of term life insurance...     --        (26.4)      --
                                                     --------   --------   --------
 Balance at end of year............................  $ 822.7    $ 735.7    $ 802.8
                                                     --------   --------   --------
                                                     --------   --------   --------

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

    The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $471.7 million, $446.9 million and $371.4 million at December 31, 1996, 1995 and 1994, respectively. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $0.6 million and $2.2 million in 1996 and 1994, respectively, and increased by $17.6 million in 1995. Unfavorable development in the accident and health business during 1995 is primarily due to reserve strengthening and adverse experience in the Company's individual disability line of business

    The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 Reserve for losses and LAE, beginning of
  year..........................................  $2,896.0    $2,821.7    $2,717.3
 Incurred losses and LAE, net of reinsurance
  recoverable:
   Provision for insured events of the current
     year.......................................   1,513.3     1,427.3     1,434.8
   Decrease in provision for insured events of
     prior years................................    (141.4)     (137.6)     (128.1)
                                                  ---------   ---------   ---------
 Total incurred losses and LAE..................   1,371.9     1,289.7     1,306.7
                                                  ---------   ---------   ---------
 Payments, net of reinsurance recoverable:
   Losses and LAE attributable to insured events
     of current year............................     759.6       652.2       650.2
   Losses and LAE attributable to insured events
     of prior years.............................     627.6       614.3       566.9
                                                  ---------   ---------   ---------
 Total payments.................................   1,387.2     1,266.5     1,217.1
                                                  ---------   ---------   ---------
 Change in reinsurance recoverable on unpaid
  losses........................................    (136.6)       51.1        14.8
                                                  ---------   ---------   ---------
 Reserve for losses and LAE, end of year........  $2,744.1    $2,896.0    $2,821.7
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

    As part of an ongoing process, the property and casualty reserves have been re-estimated for all prior accident years and were decreased by $141.4 million, $137.6 million and $128.1 million in 1996, 1995 and 1994, respectively. The increase in favorable development on prior years' reserves of $3.8 million in 1996 results primarily from an $11.4 million increase in favorable development at Citizens.

    The increase in Citizens' favorable development of $11.4 million in 1996 reflects improved severity in the personal automobile line, where favorable development increased $28.6 million to $33.0 million in 1996, partially offset by less favorable development in the workers' compensation line. In 1995, the workers' compensation line had favorable development of $32.7 million, primarily as a result of Citizens re-estimating reserves to reflect the new claims cost management programs and the Michigan Supreme Court ruling, which decreases the maximum to be paid for indemnity cases on all existing and future claims. In 1996, the favorable development in the workers' compensation line of $21.8 million also reflected these developments. Hanover's favorable development, including voluntary and involuntary pools, decreased $7.7 million in 1996 to $82.9 million, primarily attributable to a decrease in favorable development in the workers' compensation line of $19.8 million to favorable development of $17.3 million in 1996. This decrease is primarily attributable to a re-estimate of reserves with respect to certain types of workers' compensation policies including large deductibles and excess of loss policies. In addition, during 1995 the Regional Property and Casualty subsidiaries refined their estimation of unallocated loss adjustment expenses which increased favorable development in that year. Favorable development in the personal automobile line also decreased $4.7 million, to $42.4 million in 1996. These decreases were offset by increases in favorable development of $1.9 million and $5.6 million, to $12.6 million and $5.7 million, in the commercial automobile and commercial multiple peril lines, respectively. Favorable development in other lines increased by $8.8 million, primarily as a result of environmental reserve strengthening in 1995. Favorable development in Hanover's voluntary and involuntary pools increased $3.7 million to $4.1 million during 1996.

    The increase in favorable development on prior years' reserves of $9.5 million in 1995 results primarily from a $34.6 million increase in favorable development at Citizens. Favorable development in Citizens' personal automobile and workers' compensation lines increased $16.6 million and $15.5 million, to favorable development of $4.4 million and $32.7 million, respectively, due to the aforementioned change in claims cost management and the Michigan Supreme Court ruling. Hanover's favorable development, not including the effect of voluntary and involuntary pools, was relatively unchanged at $90.2 million in 1995 compared to $91.7 million in 1994. Favorable development in Hanover's workers' compensation line increased $27.7 million to $31.0 million during 1995. This was offset by decreases of $14.6 million and $12.6 million, to $45.5 million and $0.1 million, in the personal automobile and commercial multiple peril lines, respectively. Favorable development in Hanover's voluntary and involuntary pools decreased $23.6 million to $0.4 million during 1995.

    This favorable development reflects the Regional Property and Casualty subsidiaries' reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

    Due to the nature of business written by the Regional Property and Casualty subsidiaries, the exposure to environmental liabilities is relatively small, and therefore, their reserves are relatively small compared to other types of liabilities. Losses and LAE reserves related to environmental damage and toxic tort liability, included in the total reserve for losses and LAE, were $50.8 million and $43.2 million, net of reinsurance of $20.2 million and $8.4 million, at the end of 1996 and 1995, respectively. During 1995, the Regional Property and Casualty subsidiaries redefined their environmental liabilities in conformity with new guidelines issued by the NAIC. This had no impact on results of operations. The Regional Property and Casualty subsidiaries do not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Regional Property and Casualty subsidiaries may be required to defend such claims. During 1995, Hanover performed an actuarial review of its environmental reserves. This resulted in Hanover's providing additional reserves for "IBNR" (incurred but not reported) claims, in addition to existing reserves for reported claims. Although these claims are not material, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become material. Management believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims for environmental liability are adequate. In addition, management is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

19.  MINORITY INTEREST

The Company's interest in Allmerica P&C is represented by ownership of 59.5%, 58.3% and 57.4% of the outstanding shares of common stock at December 31, 1996, 1995 and 1994, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by, solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

    On June 23, 1995, the governor of Maine approved a legislative settlement for the Maine Workers' Compensation Residual Market Pool deficit for the years 1988 through 1992. The settlement provides for an initial funding of $220.0 million toward the deficit. The insurance carriers are liable for $65.0 million, and employers will contribute $110.0 million payable through surcharges on premiums over the course of the next ten years. The major insurers are responsible for 90% of the $65.0 million. Hanover's allocated share of the settlement is approximately $4.2 million, which was paid in December 1995. The remainder of the deficit of $45.0 million will be paid by the Maine Guaranty Fund, payable in quarterly contributions over ten years. A group of smaller carriers filed litigation to appeal the settlement. The Company believes that adequate reserves have been established for any additional liability.

    The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

RESIDUAL MARKETS

    The Company is required to participate in residual markets in various states. The results of the residual markets are not subject to the predictability associated with the Company's own managed business, and are significant to the workers' compensation line of business and both the private passenger and commercial automobile lines of business.

21.  STATUTORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

 (IN MILLIONS)                                          1996        1995       1994
 ---------------------------------------------------  ---------   ---------   -------
 Statutory net income (Combined)
   Property and Casualty Companies..................  $  155.3    $  155.3    $ 79.9
   Life and Health Companies........................     133.3       134.3      40.7
                                                      ---------   ---------   -------
 Statutory Shareholder's Surplus (Combined)
   Property and Casualty Companies..................  $1,201.6    $1,128.4    $974.3
   Life and Health Companies........................   1,120.1       965.6     465.3
                                                      ---------   ---------   -------

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The quarterly results of operations for 1996 and 1995 are summarized below:

 For the Three Months Ended
 (In millions)

 1996                                        March 31   June 30   Sept. 30   Dec. 31
 Total revenues............................   $827.9    $799.4     $806.3    $839.3
                                             --------   -------   --------   -------
 Net income................................   $ 50.6    $ 45.3     $ 49.4    $ 48.2
                                             --------   -------   --------   -------
                                             --------   -------   --------   -------
 1995
 Total revenues............................   $841.4    $791.9     $822.8    $784.4
                                             --------   -------   --------   -------
 Income before extraordinary item..........   $ 39.2    $ 29.9     $ 34.8    $ 45.2
 Extraordinary item -- demutualization
  expense..................................     (2.5)     (3.5)      (4.7)     (1.4)
                                             --------   -------   --------   -------
 Net income................................   $ 36.7    $ 26.4     $ 30.1    $ 43.8
                                             --------   -------   --------   -------
                                             --------   -------   --------   -------

23.  SUBSEQUENT EVENT (UNAUDITED)

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance arrangement to Metropolitan Life Insurance Company. The consummation of the transaction is subject to the negotiation of definitive agreements and regulatory approvals and is expected to occur on or before October 1, 1997. In connection with this transaction, the Company has recorded an after-tax charge of $35 million to net income in the first quarter of 1997 related to the reinsurance of this business.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica
Financial Life Insurance Company and Policyowners of
Inheiritage Account of First Allmerica Financial Life Insurance Company

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 102, 103, 104, 105, 106, 150,
and 207) constituting the Inheiritage Account of First Allmerica Financial Life Insurance Company at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP

Boston, Massachusetts
March 26, 1997

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                             INVESTMENT
                                                GROWTH      GRADE INCOME   MONEY MARKET   EQUITY INDEX   GOVERNMENT BOND
                                              SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   1             2              3              4                5
                                              -----------   ------------   ------------   ------------   ---------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
Investments in shares of Fidelity Variable
  Insurance Products Funds..................      --            --             --             --              --
Investment in shares of T. Rowe Price
  International Series, Inc.................      --            --             --             --              --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................      --            --             --             --              --
                                              -----------   ------------   ------------   ------------   ---------------
    Total assets............................      60,677             80        280,031         58,378           5,743

LIABILITIES:                                      --            --             --             --              --
                                              -----------   ------------   ------------   ------------   ---------------
    Net assets..............................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------

Net asset distribution by category:
  Variable life policies....................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------
Units outstanding, December 31, 1996........      48,830             80        267,542         46,355           5,502
Net asset value per unit, December 31,
  1996......................................   $1.242601     $ 0.999882     $ 1.046681     $ 1.259365      $ 1.043696
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------

                                                   SELECT                              SELECT          SMALL CAP
                                              AGGRESSIVE GROWTH   SELECT GROWTH   GROWTH AND INCOME      VALUE
                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                      6                 7                 8                9
                                              -----------------   -------------   -----------------   ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................     $  120,393        $   26,078        $   65,304        $   34,134
Investments in shares of Fidelity Variable
  Insurance Products Funds..................       --                 --               --                 --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --                 --               --                 --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................       --                 --               --                 --
                                              -----------------   -------------   -----------------   ------------
    Total assets............................        120,393            26,078            65,304            34,134
LIABILITIES:                                       --                 --               --                 --
                                              -----------------   -------------   -----------------   ------------
    Net assets..............................     $  120,393        $   26,078        $   65,304        $   34,134
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------
Net asset distribution by category:
  Variable life policies....................     $  120,393        $   26,078        $   65,304        $   34,134
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------
Units outstanding, December 31, 1996........         99,002            21,671            52,054            26,664
Net asset value per unit, December 31,
  1996......................................     $ 1.216059        $ 1.203355        $ 1.254549        $ 1.280133
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                SELECT         SELECT
                                             INTERNATIONAL    CAPITAL         VIPF           VIPF           VIPF          VIPF
                                                EQUITY      APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH       OVERSEAS
                                              SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  11             12            102            103           104           105
                                             -------------  ------------  -------------  -------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $   58,757    $   40,723     $  --          $  --         $  --         $  --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................      --            --              74,020        144,977       171,966         4,393
Investment in shares of T. Rowe Price
  International Series, Inc.................      --            --             --             --            --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................      --            --             --             --            --            --
                                             -------------  ------------  -------------  -------------  ------------  ------------
    Total assets............................       58,757        40,723         74,020        144,977       171,966         4,393

LIABILITIES:                                      --            --             --             --            --            --
                                             -------------  ------------  -------------  -------------  ------------  ------------
    Net assets..............................   $   58,757    $   40,723     $   74,020     $  144,977    $  171,966    $    4,393
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------

Net asset distribution by category:
  Variable life policies....................   $   58,757    $   40,723     $   74,020     $  144,977    $  171,966    $    4,393
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------
Units outstanding, December 31, 1996........       43,011        27,325         65,122        116,932       153,079         3,842
Net asset value per unit, December 31,
  1996......................................   $ 1.366097    $ 1.490294     $ 1.136639     $ 1.239835    $ 1.123382    $ 1.143343
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------

                                                             T. ROWE PRICE      DGPF
                                                 VIPF II     INTERNATIONAL  INTERNATIONAL
                                              ASSET MANAGER      STOCK         EQUITY
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                   106            150            207
                                              -------------  -------------  -------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................    $  --          $  --          $  --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................        10,642        --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --              21,203        --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................       --             --              25,647
                                              -------------  -------------  -------------
    Total assets............................        10,642         21,203         25,647
LIABILITIES:                                       --             --             --
                                              -------------  -------------  -------------
    Net assets..............................    $   10,642     $   21,203     $   25,647
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
Net asset distribution by category:
  Variable life policies....................    $   10,642     $   21,203     $   25,647
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
Units outstanding, December 31, 1996........         8,218         18,141         20,898
Net asset value per unit, December 31,
  1996......................................    $ 1.294997     $ 1.168848     $ 1.227221
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                     GROWTH           INVESTMENT GRADE      MONEY MARKET        EQUITY INDEX
                                                 SUB-ACCOUNT 1             INCOME           SUB-ACCOUNT 3       SUB-ACCOUNT 4
                                                          FOR THE       SUB-ACCOUNT 2               FOR THE             FOR THE
                                              FOR THE     PERIOD     FOR THE    FOR THE   FOR THE   PERIOD   FOR THE     PERIOD
                                                YEAR     9/15/95*      YEAR       YEAR      YEAR    11/20/95*   YEAR    10/19/95*
                                               ENDED        TO        ENDED      ENDED     ENDED      TO      ENDED        TO
                                              12/31/96   12/31/95    12/31/96   12/31/95(A) 12/31/96 12/31/95 12/31/96  12/31/95
                                              --------   ---------   --------   --------  --------  -------  --------   --------
INVESTMENT INCOME:
  Dividends.................................   $5,906      $652        $ 1        $--      $4,621   32$       $2,298    $ --
                                              --------   ---------   --------   --------  --------  -------  --------   --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      338        22          1        --          808   5            363         22
  Administrative expense fees...............       94         6       --          --          224   1            101          6
                                              --------   ---------   --------   --------  --------  -------  --------   --------
    Total expenses..........................      432        28          1        --        1,032   6            464         28
                                              --------   ---------   --------   --------  --------  -------  --------   --------
    Net investment income (loss)............    5,474       624       --          --        3,589   26         1,834        (28)
                                              --------   ---------   --------   --------  --------  -------  --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (915)     --         --          --        --      --         5,463     (1,224)
  Net unrealized gain (loss)................    1,497      (223)        (1)       --        --      --          (927)       (26)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
  Net realized and unrealized gain (loss) on
    investments.............................      582      (223)        (1)       --        --      --         4,536     (1,250)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
  Net increase (decrease) in net assets from
    operations..............................   $6,056      $401        $(1)       $--      $3,589   26$       $6,370    $(1,278)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
                                              --------   ---------   --------   --------  --------  -------  --------   --------

*   Date of initial investment.

(a) As of December 31, 1995, there were no transactions for Sub-Account 2.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                      GOVERNMENT BOND               SELECT AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT 5                      SUB-ACCOUNT 6
                                              FOR THE                            FOR THE
                                                YEAR            FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD            ENDED            PERIOD
                                              12/31/96   10/19/95* TO 12/31/95   12/31/96   8/28/95* TO 12/31/95
                                              --------   ---------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................    $307              $ 78           $ 7,614         -- $
                                              --------           -----           --------           -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      49                 6               681               30
  Administrative expense fees...............      14                 2               189                8
                                              --------           -----           --------           -----
    Total expenses..........................      63                 8               870               38
                                              --------           -----           --------           -----
    Net investment income (loss)............     244                70             6,744              (38)
                                              --------           -----           --------           -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (36)         --                  15,832         --
  Net unrealized gain (loss)................     (65)                6            (5,567)             (74)
                                              --------           -----           --------           -----
  Net realized and unrealized gain (loss) on
    investments.............................    (101)                6            10,265              (74)
                                              --------           -----           --------           -----
  Net increase (decrease) in net assets from
    operations..............................    $143              $ 76           $17,009            $(112)
                                              --------           -----           --------           -----
                                              --------           -----           --------           -----

                                                       SELECT GROWTH               SELECT GROWTH AND INCOME
                                                       SUB-ACCOUNT 7                     SUB-ACCOUNT 8
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD           ENDED            PERIOD
                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   9/8/95* TO 12/31/95
                                              --------   --------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $3,756            $   1           $4,778           $1,150
                                              --------           -----          --------         -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      139               24              284               12
  Administrative expense fees...............       38                7               79                3
                                              --------           -----          --------         -------
    Total expenses..........................      177               31              363               15
                                              --------           -----          --------         -------
    Net investment income (loss)............    3,579              (30)           4,415            1,135
                                              --------           -----          --------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    3,602         --                   (255)              86
  Net unrealized gain (loss)................   (2,989)            (317)           1,076             (834)
                                              --------           -----          --------         -------
  Net realized and unrealized gain (loss) on
    investments.............................      613             (317)             821             (748)
                                              --------           -----          --------         -------
  Net increase (decrease) in net assets from
    operations..............................   $4,192            $(347)          $5,236           $  387
                                              --------           -----          --------         -------
                                              --------           -----          --------         -------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                  SELECT INTERNATIONAL EQUITY
                                                      SMALL CAP VALUE                    SUB-ACCOUNT 11
                                                       SUB-ACCOUNT 9                                   FOR THE
                                              FOR THE                            FOR THE    FOR THE     PERIOD
                                                YEAR            FOR THE            YEAR       YEAR     5/2/94*
                                               ENDED            PERIOD            ENDED      ENDED        TO
                                              12/31/96   9/15/95* TO 12/31/95    12/31/96   12/31/95   12/31/94
                                              --------   ---------------------   --------   --------   --------
INVESTMENT INCOME:
  Dividends.................................   1$,667             $290           $ 1,184     $   1      $--
                                              --------           -----           --------   --------   --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........     189                21               214         1       --
  Administrative expense fees...............      53                 6                59      --         --
                                              --------           -----           --------   --------   --------
    Total expenses..........................     242                27               273         1       --
                                              --------           -----           --------   --------   --------
    Net investment income (loss)............   1,425               263               911      --         --
                                              --------           -----           --------   --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................   3,045          --                     685      --         --
  Net unrealized gain (loss)................     (26)             (121)            3,572        17          (4)
                                              --------           -----           --------   --------   --------
  Net realized and unrealized gain (loss) on
    investments.............................   3,019              (121)            4,257        17          (4)
                                              --------           -----           --------   --------   --------
  Net increase (decrease) in net assets from
    operations..............................   4$,444             $142           $ 5,168     $  17      $   (4)
                                              --------           -----           --------   --------   --------
                                              --------           -----           --------   --------   --------


                                                SELECT CAPITAL APPRECIATION
                                                      SUB-ACCOUNT 12
                                              FOR THE
                                                YEAR           FOR THE
                                               ENDED            PERIOD
                                              12/31/96   4/28/95* TO 12/31/95
                                              --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $   28            $  86
                                              --------           -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      165               10
  Administrative expense fees...............       46                3
                                              --------           -----
    Total expenses..........................      211               13
                                              --------           -----
    Net investment income (loss)............     (183)              73
                                              --------           -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (724)               1
  Net unrealized gain (loss)................     (814)             322
                                              --------           -----
  Net realized and unrealized gain (loss) on
    investments.............................   (1,538)             323
                                              --------           -----
  Net increase (decrease) in net assets from
    operations..............................   $(1,721)          $ 396
                                              --------           -----
                                              --------           -----

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                      VIPF HIGH INCOME                 VIPF EQUITY-INCOME
                                                      SUB-ACCOUNT 102                    SUB-ACCOUNT 103
                                              FOR THE                            FOR THE
                                                YEAR            FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD            ENDED            PERIOD
                                              12/31/96   12/5/95* TO 12/31/95    12/31/96   8/28/95* TO 12/31/95
                                              --------   ---------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $1,470         --  $              $ 2,654            $ 85
                                              --------           -----           --------          -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      506                9               815              25
  Administrative expense fees...............      141                3               227               7
                                              --------           -----           --------          -----
    Total expenses..........................      647               12             1,042              32
                                              --------           -----           --------          -----
    Net investment income (loss)............      823              (12)            1,612              53
                                              --------           -----           --------          -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    5,531         --                    (844)              1
  Net unrealized gain (loss)................      625              138             9,822             673
                                              --------           -----           --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................    6,156              138             8,978             674
                                              --------           -----           --------          -----
  Net increase (decrease) in net assets from
    operations..............................   $6,979             $126           $10,590            $727
                                              --------           -----           --------          -----
                                              --------           -----           --------          -----

                                                        VIPF GROWTH                      VIPF OVERSEAS
                                                      SUB-ACCOUNT 104                   SUB-ACCOUNT 105
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD           ENDED            PERIOD
                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   9/8/95* TO 12/31/95
                                              --------   --------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................  $ 5,578          -$-                $ 32          -- $
                                              --------          -------         --------          -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    1,017                46             27                9
  Administrative expense fees...............      282                12              7                2
                                              --------          -------         --------          -----
    Total expenses..........................    1,299                58             34               11
                                              --------          -------         --------          -----
    Net investment income (loss)............    4,279               (58)            (2)             (11)
                                              --------          -------         --------          -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................      (57)         --                  338              339
  Net unrealized gain (loss)................   11,462              (947)           267              (35)
                                              --------          -------         --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................   11,405              (947)           605              304
                                              --------          -------         --------          -----
  Net increase (decrease) in net assets from
    operations..............................  $15,684           $(1,005)          $603             $293
                                              --------          -------         --------          -----
                                              --------          -------         --------          -----

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                        VIPF II ASSET MANAGER
                                                           SUB-ACCOUNT 106
                                              FOR THE    FOR THE
                                                YEAR       YEAR           FOR THE
                                               ENDED      ENDED            PERIOD
                                              12/31/96   12/31/95   5/10/94* TO 12/31/94
                                              --------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................    $178       $  2          -- $
                                              --------   --------          -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      58          4          --
  Administrative expense fees...............      16          1          --
                                              --------   --------          -----
    Total expenses..........................      74          5          --
                                              --------   --------          -----
    Net investment income (loss)............     104         (3)         --
                                              --------   --------          -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................      17       --            --
  Net unrealized gain (loss)................     750         87               (1)
                                              --------   --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................     767         87               (1)
                                              --------   --------          -----
  Net increase (decrease) in net assets from
    operations..............................    $871       $ 84             $ (1)
                                              --------   --------          -----
                                              --------   --------          -----


                                                T. ROWE PRICE INTERNATIONAL
                                                           STOCK                   DGPF INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 150                   SUB-ACCOUNT 207
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR            FOR THE

                                               ENDED            PERIOD           ENDED            PERIOD

                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   10/19/95* TO 12/31/95

                                              --------   --------------------   --------   ---------------------

INVESTMENT INCOME:
  Dividends.................................   $  271         -- $               $  742         --  $

                                              --------          -----           --------           -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      102               2               180                6

  Administrative expense fees...............       28               1                50                2

                                              --------          -----           --------           -----

    Total expenses..........................      130               3               230                8

                                              --------          -----           --------           -----

    Net investment income (loss)............      141              (3)              512               (8)

                                              --------          -----           --------           -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    3,240         --                     12         --

  Net unrealized gain (loss)................      (74)             23             2,667              169

                                              --------          -----           --------           -----

  Net realized and unrealized gain (loss) on
    investments.............................    3,166              23             2,679              169

                                              --------          -----           --------           -----

  Net increase (decrease) in net assets from
    operations..............................   $3,307            $ 20            $3,191             $161

                                              --------          -----           --------           -----

                                              --------          -----           --------           -----


*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   INVESTMENT GRADE
                                                          GROWTH                        INCOME
                                                       SUB-ACCOUNT 1                SUB-ACCOUNT 2
                                                YEAR            PERIOD            YEAR        YEAR
                                               ENDED             FROM            ENDED        ENDED
                                              12/31/96   9/15/95* TO 12/31/95   12/31/96   12/31/95(A)
                                              --------   --------------------   --------   -----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 5,474           $  624            $--        -$-
  Net realized gain (loss) on investments...     (915)        --                  --         --
  Net unrealized gain (loss) on
    investments.............................    1,497             (223)             (1)      --
                                              --------         -------          --------     -----
  Net increase (decrease) in net assets from
    operations..............................    6,056              401              (1)      --
                                              --------         -------          --------     -----

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   22,048            2,038              85       --
  Terminations..............................    --            --                  --         --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   23,612            6,522              (4)      --
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --            --                  --         --
                                              --------         -------          --------     -----
  Net increase in net assets from capital
    transactions............................   45,660            8,560              81       --
                                              --------         -------          --------     -----
  Net increase in net assets................   51,716            8,961              80       --

NET ASSETS:
  Beginning of period.......................    8,961         --                  --         --
                                              --------         -------          --------     -----
  End of period.............................  $60,677           $8,961            $ 80       -$-
                                              --------         -------          --------     -----
                                              --------         -------          --------     -----


                                                       MONEY MARKET
                                                       SUB-ACCOUNT 3
                                                YEAR           PERIOD
                                               ENDED            FROM
                                              12/31/96  11/20/95* TO 12/31/95
                                              --------  ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $  3,589          $ 26
  Net realized gain (loss) on investments...     --          --
  Net unrealized gain (loss) on
    investments.............................     --          --
                                              --------         -----
  Net increase (decrease) in net assets from
    operations..............................     3,589            26
                                              --------         -----
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    71,860           971
  Terminations..............................     --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   203,620           (35)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................     --          --
                                              --------         -----
  Net increase in net assets from capital
    transactions............................   275,480           936
                                              --------         -----
  Net increase in net assets................   279,069           962
NET ASSETS:
  Beginning of period.......................       962       --
                                              --------         -----
  End of period.............................  $280,031          $962
                                              --------         -----
                                              --------         -----


                                                        EQUITY INDEX
                                                       SUB-ACCOUNT 4
                                                YEAR            PERIOD
                                               ENDED             FROM
                                              12/31/96   10/19/95* TO 12/31/95
                                              --------   ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 1,834          $    (28)
  Net realized gain (loss) on investments...    5,463            (1,224)
  Net unrealized gain (loss) on
    investments.............................     (927)              (26)
                                              --------         --------
  Net increase (decrease) in net assets from
    operations..............................    6,370            (1,278)
                                              --------         --------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    8,653            71,958
  Terminations..............................    --             --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   29,518           (56,843)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --             --
                                              --------         --------
  Net increase in net assets from capital
    transactions............................   38,171            15,115
                                              --------         --------
  Net increase in net assets................   44,541            13,837
NET ASSETS:
  Beginning of period.......................   13,837          --
                                              --------         --------
  End of period.............................  $58,378          $ 13,837
                                              --------         --------
                                              --------         --------

*   Date of initial investment.

(a) As of December 31, 1995, there were no transactions for Sub-Account 2.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          SELECT AGGRESSIVE
                                                 GOVERNMENT BOND               GROWTH
                                                  SUB-ACCOUNT 5             SUB-ACCOUNT 6
                                                           PERIOD                    PERIOD
                                                YEAR        FROM         YEAR         FROM
                                               ENDED      10/19/95*      ENDED     8/28/95* TO
                                              12/31/96   TO 12/31/95   12/31/96     12/31/95
                                              --------   -----------   ---------   -----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   244      $   70      $   6,744     $   (38)
  Net realized gain (loss) on investments...      (36)      --            15,832      --
  Net unrealized gain (loss) on
    investments.............................      (65)          6         (5,567)        (74)
                                              --------   -----------   ---------   -----------
  Net increase (decrease) in net assets from
    operations..............................      143          76         17,009        (112)
                                              --------   -----------   ---------   -----------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    3,490       2,326         45,627       3,536
  Terminations..............................    --          --            --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   (2,939)      2,647         40,948      13,385
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --
                                              --------   -----------   ---------   -----------
  Net increase in net assets from capital
    transactions............................      551       4,973         86,575      16,921
                                              --------   -----------   ---------   -----------
  Net increase in net assets................      694       5,049        103,584      16,809

NET ASSETS:
  Beginning of period.......................    5,049       --            16,809      --
                                              --------   -----------   ---------   -----------
  End of period.............................  $ 5,743      $5,049      $ 120,393     $16,809
                                              --------   -----------   ---------   -----------
                                              --------   -----------   ---------   -----------

                                                                           SELECT GROWTH AND
                                                   SELECT GROWTH                INCOME
                                                   SUB-ACCOUNT 7             SUB-ACCOUNT 8
                                                            PERIOD                    PERIOD
                                                YEAR         FROM         YEAR         FROM
                                               ENDED     8/28/95* TO     ENDED      9/8/95* TO
                                              12/31/96     12/31/95     12/31/96     12/31/95
                                              --------   ------------   --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 3,579       $  (30)     $ 4,415      $ 1,135
  Net realized gain (loss) on investments...    3,602       --             (255)          86
  Net unrealized gain (loss) on
    investments.............................   (2,989)        (317)       1,076         (834)
                                              --------   ------------   --------   ------------
  Net increase (decrease) in net assets from
    operations..............................    4,192         (347)       5,236          387
                                              --------   ------------   --------   ------------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   12,649        3,045       37,896        2,580
  Terminations..............................    --          --            --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........       22        6,517       (5,757)      24,962
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --
                                              --------   ------------   --------   ------------
  Net increase in net assets from capital
    transactions............................   12,671        9,562       32,139       27,542
                                              --------   ------------   --------   ------------
  Net increase in net assets................   16,863        9,215       37,375       27,929
NET ASSETS:
  Beginning of period.......................    9,215       --           27,929       --
                                              --------   ------------   --------   ------------
  End of period.............................  $26,078       $9,215      $65,304      $27,929
                                              --------   ------------   --------   ------------
                                              --------   ------------   --------   ------------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                             SELECT CAPITAL
                                                                         SELECT INTERNATIONAL EQUITY          APPRECIATION
                                                 SMALL CAP VALUE               SUB-ACCOUNT 11                SUB-ACCOUNT 12
                                                  SUB-ACCOUNT 9                                  PERIOD                  PERIOD
                                                           PERIOD                                FROM                     FROM
                                                YEAR        FROM         YEAR                    5/2/94*                4/28/95*
                                               ENDED     9/15/95* TO     ENDED     YEAR ENDED    TO       YEAR ENDED       TO
                                              12/31/96    12/31/95     12/31/96     12/31/95     12/31/94   12/31/96    12/31/95
                                              --------   -----------   ---------   -----------   -----   ------------   --------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 1,425      $  263      $    911      $--         $--        $ (183)     $    73
  Net realized gain (loss) on investments...    3,045       --              685       --          --          (724)           1
  Net unrealized gain (loss) on
    investments.............................      (26)       (121)        3,572           17       (4)        (814)         322
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase (decrease) in net assets from
    operations..............................    4,444         142         5,168           17       (4)      (1,721)         396
                                              --------   -----------   ---------       -----     -----   ------------   --------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   10,199       2,038        32,320       --          --        17,225        3,918
  Terminations..............................    --          --            --          --          --        --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   10,789       6,522        21,288       --          --        21,018          (19)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --             (132)      --          100         (294)         200
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase in net assets from capital
    transactions............................   20,988       8,560        53,476       --          100       37,949        4,099
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase in net assets................   25,432       8,702        58,644           17       96       36,228        4,495

NET ASSETS:
  Beginning of period.......................    8,702       --              113           96      --         4,495        --
                                              --------   -----------   ---------       -----     -----   ------------   --------
  End of period.............................  $34,134      $8,702      $ 58,757      $   113     $ 96       $40,723     $ 4,495
                                              --------   -----------   ---------       -----     -----   ------------   --------
                                              --------   -----------   ---------       -----     -----   ------------   --------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 VIPF HIGH INCOME        VIPF EQUITY-INCOME            VIPF GROWTH
                                                 SUB-ACCOUNT 102           SUB-ACCOUNT 103           SUB-ACCOUNT 104
                                                           PERIOD                    PERIOD                    PERIOD
                                                YEAR        FROM         YEAR         FROM         YEAR         FROM
                                               ENDED     12/5/95* TO     ENDED     8/28/95* TO    ENDED     8/28/95* TO
                                              12/31/96    12/31/95     12/31/96     12/31/95     12/31/96     12/31/95
                                              --------   -----------   ---------   -----------   --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   823      $  (12)     $   1,612     $    53     $  4,279      $  (58)
  Net realized gain (loss) on investments...    5,531       --              (844)          1          (57)     --
  Net unrealized gain (loss) on
    investments.............................      625         138          9,822         673       11,462        (947)
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase (decrease) in net assets from
    operations..............................    6,979         126         10,590         727       15,684      (1,005)
                                              --------   -----------   ---------   -----------   --------   ------------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   39,315       1,957         58,682      11,736       60,044      12,819
  Terminations..............................    --          --            --          --            --         --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   11,905      13,738         16,840      46,402       68,439      15,985
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --            --         --
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase in net assets from capital
    transactions............................   51,220      15,695         75,522      58,138      128,483      28,804
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase in net assets................   58,199      15,821         86,112      58,865      144,167      27,799

NET ASSETS:
  Beginning of period.......................   15,821       --            58,865      --           27,799      --
                                              --------   -----------   ---------   -----------   --------   ------------
  End of period.............................  $74,020      $15,821     $ 144,977     $58,865     $171,966      $27,799
                                              --------   -----------   ---------   -----------   --------   ------------
                                              --------   -----------   ---------   -----------   --------   ------------

                                                   VIPF OVERSEAS
                                                  SUB-ACCOUNT 105
                                                            PERIOD
                                                YEAR         FROM
                                               ENDED      9/8/95* TO
                                              12/31/96     12/31/95
                                              --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $    (2)     $   (11)
  Net realized gain (loss) on investments...      338          339
  Net unrealized gain (loss) on
    investments.............................      267          (35)
                                              --------   ------------
  Net increase (decrease) in net assets from
    operations..............................      603          293
                                              --------   ------------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    3,103        1,032
  Terminations..............................    --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........     (355)        (283)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --
                                              --------   ------------
  Net increase in net assets from capital
    transactions............................    2,748          749
                                              --------   ------------
  Net increase in net assets................    3,351        1,042
NET ASSETS:
  Beginning of period.......................    1,042       --
                                              --------   ------------
  End of period.............................  $ 4,393      $ 1,042
                                              --------   ------------
                                              --------   ------------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                    T. ROWE PRICE
                                                        VIPF II ASSET MANAGER                    INTERNATIONAL STOCK
                                                           SUB-ACCOUNT 106                         SUB-ACCOUNT 150
                                                YEAR       YEAR            PERIOD            YEAR            PERIOD
                                               ENDED      ENDED             FROM            ENDED             FROM
                                              12/31/96   12/31/95   5/10/94* TO 12/31/94   12/31/96   8/28/95* TO 12/31/95
                                              --------   --------   --------------------   --------   --------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   104     $   (3)        -- $              $   141            $ (3)
  Net realized gain (loss) on investments...       17      --            --                  3,240         --
  Net unrealized gain (loss) on
    investments.............................      750         87              (1)              (74)             23
                                              --------   --------          -----           --------          -----
  Net increase (decrease) in net assets from
    operations..............................      871         84              (1)            3,307              20
                                              --------   --------          -----           --------          -----

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    7,874      2,064         --                 15,072             671
  Terminations..............................    --         --            --                  --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........     (186)       (35)        --                  2,136              (3)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................     (128)     --                 99             --            --
                                              --------   --------          -----           --------          -----
  Net increase in net assets from capital
    transactions............................    7,560      2,029              99            17,208             668
                                              --------   --------          -----           --------          -----
  Net increase in net assets................    8,431      2,113              98            20,515             688

NET ASSETS:
  Beginning of period.......................    2,211         98         --                    688         --
                                              --------   --------          -----           --------          -----
  End of period.............................  $10,642     $2,211            $ 98           $21,203            $688
                                              --------   --------          -----           --------          -----
                                              --------   --------          -----           --------          -----


                                                 DGPF INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 207
                                                YEAR            PERIOD
                                               ENDED             FROM
                                              12/31/96   10/19/95* TO 12/31/95
                                              --------   ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   512           $   (8)
  Net realized gain (loss) on investments...       12         --
  Net unrealized gain (loss) on
    investments.............................    2,667              169
                                              --------         -------
  Net increase (decrease) in net assets from
    operations..............................    3,191              161
                                              --------         -------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    1,484            2,326
  Terminations..............................    --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   15,838            2,647
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --            --
                                              --------         -------
  Net increase in net assets from capital
    transactions............................   17,322            4,973
                                              --------         -------
  Net increase in net assets................   20,513            5,134
NET ASSETS:
  Beginning of period.......................    5,134         --
                                              --------         -------
  End of period.............................  $25,647           $5,134
                                              --------         -------
                                              --------         -------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on May 1, 1995 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers nineteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company, or of the Variable Insurance Products Fund (VIPF) or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T.
Rowe) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, VIPF, VIPF II, T. Rowe, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II, T. Rowe, and DGPF at December 31, 1996 were as follows:

                                                                                    PORTFOLIO INFORMATION
                                                                               --------------------------------
                                                                                NUMBER                NET ASSET
                                                                                  OF      AGGREGATE     VALUE
  SUB-ACCOUNT  INVESTMENT PORTFOLIO                                             SHARES      COST      PER SHARE
  -----------  --------------------------------------------------------------  --------   ---------   ---------
               Allmerica Investment Trust:
    1          Growth........................................................   26,008    $  59,403    $  2.333
    2          Investment Grade Income.......................................       74           82       1.084
    3          Money Market..................................................  280,031      280,031       1.000
    4          Equity Index..................................................   26,964       59,330       2.165
    5          Government Bond...............................................    5,543        5,801       1.036
    6          Select Aggressive Growth......................................   59,103      126,033       2.037
    7          Select Growth.................................................   18,236       29,384       1.430
    8          Select Growth and Income......................................   46,480       65,062       1.405
    9          Small Cap Value...............................................   22,590       34,280       1.511
    10*        Select Income.................................................       --           --          --
    11         Select International Equity...................................   43,331       55,171       1.356
    12         Select Capital Appreciation...................................   27,423       41,214       1.485

               Fidelity Variable Insurance Products Fund:
    102        High Income...................................................    5,912       73,258      12.520
    103        Equity-Income.................................................    6,894      134,480      21.030
    104        Growth........................................................    5,522      161,451      31.140
    105        Overseas......................................................      233        4,160      18.840

               Fidelity Variable Insurance Products Fund II:
    106        Asset Manager.................................................      629        9,806      16.930

               T. Rowe Price International Series, Inc.:
    150        International Stock...........................................    1,678       21,255      12.640

               Delaware Group Premium Fund, Inc.:
    207        International Equity..........................................    1,697       22,810      15.110

* Sub-Account was established during 1996 and there was no selection of this investment option by any policyowner.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of $6. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years ended December 31, 1996 and 1995, these monthly deductions from policy values amounted to $13,818 and $336, respectively. These amounts are included on the statements of changes in the net assets with other transfers to the General Account.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)
    The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risk annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 1.275% per annum. The Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values but paid to the Company on a monthly basis.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Inheritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1996 and 1995, there were no surrender charges applicable to Inheiritage.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II, T. Rowe, and DGPF shares by Inheiritage during the year ended December 31, 1996 were as follows:

  SUB-ACCOUNT   INVESTMENT PORTFOLIO                                                    PURCHASES     SALES
  ------------  ----------------------------------------------------------------------  ----------  ----------
                Allmerica Investment Trust:
           1    Growth................................................................  $  127,710  $   76,585
           2    Investment Grade Income...............................................          82          --
           3    Money Market..........................................................   2,674,580   2,395,517
           4    Equity Index..........................................................     260,800     220,820
           5    Government Bond.......................................................       5,219       4,429
           6    Select Aggressive Growth..............................................   1,051,022     957,719
           7    Select Growth.........................................................     266,876     250,634
           8    Select Growth and Income..............................................     111,825      75,281
           9    Small Cap Value.......................................................     197,260     174,855
          11    Select International Equity...........................................     245,824     191,438
          12    Select Capital Appreciation...........................................     138,567     100,806

                Fidelity Variable Insurance Products Fund:
         102    High Income...........................................................   1,769,756   1,717,725
         103    Equity-Income.........................................................     164,783      43,834
         104    Growth................................................................     226,991      94,253
         105    Overseas..............................................................      87,703     128,622

                Fidelity Variable Insurance Products Fund II:
         106    Asset Manager.........................................................       7,934         271

                T. Rowe Price International Series, Inc.:
         150    International Stock...................................................     435,605     418,256

                Delaware Group Premium Fund, Inc.:
         207    International Equity..................................................      18,084         255
                                                                                        ----------  ----------
                Totals................................................................  $7,790,621  $6,851,300
                                                                                        ----------  ----------
                                                                                        ----------  ----------

                         APPENDIX A--OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER

    This rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

                          APPENDIX B--PAYMENT OPTIONS


Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.


The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.


The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Inheiritage Account.


Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than thirty). Payments may be made annually, semi-annually, quarterly or monthly.

Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

        (a) upon the death of the payee, with no further payments due (Life Annuity);

        (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

        (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

        (a) in the same amount as the original amount;

        (b) in an amount equal to 2/3 of the original amount; or

        (c) in an amount equal to 1/2 of the original amount.

        Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the written request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.

A corporation or fiduciary payee may select only option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES


The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.


The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                           APPENDIX C--ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which a Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.

The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above twelve have been made in any Policy year (so that no transaction or transfer charges have been incurred).


The tables assume that all premiums are allocated to and remain in the Inheiritage Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested to earn interest (after taxes) at 5% compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Inheiritage Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES

The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value, and the daily charge against the Inheiritage Account for mortality and expense risks and the Inheiritage Account administrative charge for the first fifteen Policy years, equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Inheiritage Account attributable to the Policies, and 0.90% thereafter.


The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Investment Company. The actual fees and expenses of each Underlying Fund vary, and in 1996 ranged from an annual rate of 0.34% to an annual rate of 1.23% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.



Under its Management Agreement with the Trust, Allmerica Investments has declared a voluntary expense limitation of 1.50% of average net average assets for the Select International Equity Fund, 1.20% for the Growth Fund, 1.00% for the Investment Grade Income Fund, 0.60% for the Money Market Fund, 0.60% for the Equity Index Fund, 1.00% for the Government Bond Fund, 1.35% for the Select Capital Appreciation Fund and the Select Aggressive Growth Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.25% for the Small-Mid Cap Value Fund. In 1996 the expenses of the Funds of the Trust did not exceed the expense limitations.


Delaware International has voluntarily agreed to waive its management fees and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the average daily net assets. Without the expense limitation, in 1996 the total annual expenes of the International Equity Series would have been 1.04%.

NET ANNUAL RATES OF INVESTMENT


Taking into account the mortality and expense risk charge and the Inheiritage Account administrative charge and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.00%, 4.00%, 10.00%, respectively, during the first 15 Policy years and -1.75%, 4.25% and 10.25%, respectively, thereafter.


The hypothetical returns shown in the table do not reflect any charges for income taxes against the Inheiritage Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES, AND PREMIUM CLASSES, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR      + INTEREST       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT      VALUE        VALUE
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,397   1,000,000           0        9,975   1,000,000           0       10,554
    2           21,525         5,879       18,497   1,000,000       7,619       20,238   1,000,000       9,430       22,049
    3           33,101         8,785       27,285   1,000,000      12,277       30,777   1,000,000      16,055       34,555
    4           45,256        17,981       35,741   1,000,000      23,818       41,578   1,000,000      30,389       48,149
    5           58,019        27,194       43,844   1,000,000      35,973       52,623   1,000,000      46,262       62,912

    6           71,420        36,023       51,563   1,000,000      48,346       63,886   1,000,000      63,386       78,926
    7           85,491        44,430       58,860   1,000,000      60,901       75,331   1,000,000      81,845       96,275
    8          100,266        52,363       65,683   1,000,000      73,587       86,907   1,000,000     101,720      115,040
    9          115,779        59,749       71,959   1,000,000      86,331       98,541   1,000,000     123,082      135,292
   10          132,068        66,500       77,600   1,000,000      99,044      110,144   1,000,000     146,001      157,101

   11          149,171        73,632       82,512   1,000,000     112,736      121,616   1,000,000     171,667      180,547
   12          167,130        79,932       86,592   1,000,000     126,187      132,847   1,000,000     199,058      205,718
   13          185,986        85,290       89,730   1,000,000     139,281      143,721   1,000,000     228,280      232,720
   14          205,786        89,593       91,813   1,000,000     151,894      154,114   1,000,000     259,465      261,685
   15          226,575        92,696       92,696   1,000,000     163,868      163,868   1,000,000     292,752      292,752

   16          248,404        92,417       92,417   1,000,000     173,193      173,193   1,000,000     326,801      326,801
   17          271,324        90,452       90,452   1,000,000     181,424      181,424   1,000,000     363,386      363,386
   18          295,390        86,412       86,412   1,000,000     188,172      188,172   1,000,000     402,660      402,660
   19          320,660        79,801       79,801   1,000,000     192,942      192,942   1,000,000     444,803      444,803
   20          347,193        70,029       70,029   1,000,000     195,143      195,143   1,000,000     490,076      490,176

 Age 60         58,019        27,194       43,844   1,000,000      35,973       52,623   1,000,000      46,262       62,912
 Age 65        132,068        66,500       77,600   1,000,000      99,044      110,144   1,000,000     146,001      157,101
 Age 70        226,575        92,696       92,696   1,000,000     163,868      163,868   1,000,000     292,753      292,752
 Age 75        347,193        70,029       70,029   1,000,000     195,143      195,143   1,000,000     490,076      490,076
   80          501,135             0      (52,708)  1,000,000     140,424      140,424   1,000,000     785,117      785,117


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,000,000
    2      1,000,000
    3      1,000,000
    4      1,000,000
    5      1,000,000
    6      1,000,000
    7      1,000,000
    8      1,000,000
    9      1,000,000
   10      1,000,000
   11      1,000,000
   12      1,000,000
   13      1,000,000
   14      1,000,000
   15      1,000,000
   16      1,000,000
   17      1,000,000
   18      1,000,000
   19      1,000,000
   20      1,000,000
 Age 60    1,000,000
 Age 65    1,000,000
 Age 70    1,000,000
 Age 75    1,000,000
   80      1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                       CURRENT COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,400  1,000,000           0       9,979  1,000,000           0      10,558  1,000,000
    2          21,525        5,899      18,518  1,000,000       7,641      20,260  1,000,000       9,453      22,071  1,000,000
    3          33,101        8,849      27,349  1,000,000      12,344      30,844  1,000,000      16,126      34,625  1,000,000
    4          45,256       18,129      35,889  1,000,000      23,975      41,735  1,000,000      30,556      48,316  1,000,000
    5          58,019       27,483      44,133  1,000,000      36,284      52,934  1,000,000      46,597      63,247  1,000,000

    6          71,420       36,540      52,080  1,000,000      48,909      64,449  1,000,000      63,998      79,538  1,000,000
    7          85,491       45,294      59,724  1,000,000      61,850      76,280  1,000,000      82,886      97,316  1,000,000
    8         100,266       53,739      67,059  1,000,000      75,110      88,430  1,000,000     103,403     116,723  1,000,000
    9         115,779       61,861      74,071  1,000,000      88,683     100,893  1,000,000     125,698     137,908  1,000,000
   10         132,068       69,651      80,751  1,000,000     102,572     113,672  1,000,000     149,944     161,044  1,000,000

   11         149,171       78,099      86,979  1,000,000     117,775     126,655  1,000,000     177,334     186,214  1,000,000
   12         167,130       86,046      92,706  1,000,000     133,140     139,780  1,000,000     206,927     213,587  1,000,000
   13         185,986       93,445      97,885  1,000,000     148,627     153,065  1,000,000     238,919     243,359  1,000,000
   14         205,786      100,245     102,465  1,000,000     164,191     166,411  1,000,000     273,530     275,750  1,000,000
   15         226,575      106,385     106,385  1,000,000     179,778     179,778  1,000,000     311,008     311,008  1,000,000

   16         248,404      109,878     109,878  1,000,000     193,593     193,593  1,000,000     350,224     350,224  1,000,000
   17         271,324      112,516     112,516  1,000,000     207,311     207,311  1,000,000     393,052     393,052  1,000,000
   18         295,390      114,250     114,250  1,000,000     220,893     220,893  1,000,000     439,923     439,923  1,000,000
   19         320,660      114,866     114,866  1,000,000     234,156     234,156  1,000,000     491,233     491,233  1,000,000
   20         347,193      114,172     114,172  1,000,000     246,938     246,938  1,000,000     547,495     547,495  1,000,000

 Age 60        58,019       27,483      44,133  1,000,000      36,284      52,934  1,000,000      46,597      63,247  1,000,000
 Age 65       132,068       69,651      80,751  1,000,000     102,571     113,672  1,000,000     149,944     161,044  1,000,000
 Age 70       226,575      106,385     106,385  1,000,000     179,778     179,778  1,000,000     311,008     311,008  1,000,000
 Age 75       347,193      114,172     114,172  1,000,000     246,938     246,938  1,000,000     547,495     547,595  1,000,000
   80         501,135       80,388      80,388  1,000,000     294,644     294,644  1,000,000     929,950     929,950  1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,396  1,009,396           0       9,975  1,009,975           0      10,554  1,010,554
    2          21,525        5,875      18,494  1,018,494       7,616      20,234  1,020,234       9,426      22,045  1,022,045
    3          33,101        8,773      27,273  1,027,273      12,264      30,764  1,030,764      16,040      34,540  1,034,540
    4          45,256       17,953      35,713  1,035,713      23,785      41,545  1,041,545      30,350      48,110  1,048,110
    5          58,019       27,137      43,787  1,043,787      35,904      52,554  1,052,554      46,177      62,827  1,062,827

    6          71,420       35,920      51,460  1,051,460      48,215      63,755  1,063,755      63,221      78,761  1,078,761
    7          85,491       44,258      58,688  1,058,688      60,674      75,104  1,075,104      81,548      95,976  1,095,978
    8         100,266       52,091      65,411  1,065,411      73,214      86,534  1,086,534     101,211     114,531  1,114,531
    9         115,779       59,334      71,544  1,071,544      85,742      97,952  1,097,952     122,247     134,457  1,134,457
   10         132,068       65,889      76,989  1,076,989      98,141     109,241  1,109,241     144,671     155,771  1,155,771

   11         149,171       72,756      81,636  1,081,636     111,392     120,272  1,120,272     169,604     178,484  1,178,484
   12         167,130       78,707      85,367  1,085,367     124,233     130,893  1,130,893     195,932     202,592  1,202,592
   13         185,986       83,620      88,060  1,088,060     136,503     140,943  1,140,943     223,644     228,084  1,228,084
   14         205,786       87,366      89,586  1,089,586     148,027     150,247  1,150,247     252,721     254,941  1,254,941
   15         226,575       89,787      89,787  1,089,787     158,586     158,586  1,158,586     283,104     283,104  1,283,104

   16         248,404       88,678      88,678  1,088,678     166,074     166,074  1,166,074     313,162     313,162  1,313,162
   17         271,324       85,727      85,727  1,085,727     171,958     171,958  1,171,958     344,317     344,317  1,344,317
   18         295,390       80,535      80,535  1,080,535     175,724     175,724  1,175,724     376,226     376,226  1,376,226
   19         320,660       72,611      72,611  1,072,611     176,736     176,736  1,176,736     408,399     408,399  1,408,399
   20         347,193       61,402      61,402  1,061,402     174,254     174,254  1,174,254     440,224     440,224  1,440,224

 Age 60        58,019       27,137      43,787  1,043,787      35,904      52,554  1,052,554      46,177      62,827  1,062,827
 Age 65       132,068       65,889      76,989  1,076,989      98,141     109,241  1,109,241     144,671     155,771  1,155,771
 Age 70       226,575       89,787      89,787  1,089,787     158,586     158,586  1,158,586     283,104     283,104  1,283,104
 Age 75       347,193       61,402      61,402  1,061,402     174,254     174,254  1,174,254     440,224     440,224  1,440,224
   80         501,135            0     (63,594)   936,406      80,304      80,304  1,080,304     566,758     566,758  1,566,758



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                       CURRENT COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,340  1,009,400           0       9,978  1,009,978           0      10,557  1,010,557
    2          21,525        5,896      18,515  1,018,515       7,638      20,257  1,020,257       9,449      22,068  1,022,068
    3          33,101        8,839     2 7,339  1,027,339      12,333      30,833  1,030,833      16,113      34,613  1,034,613
    4          45,256       18,105      35,865  1,035,865      23,948      41,707  1,041,708      30,524      48,284  1,048,284
    5          58,019       27,437      44,087  1,044,087      36,229      52,879  1,052,879      46,529      63,179  1,063,179

    6          71,420       36,461      52,001  1,052,001      48,808      64,348  1,064,348      63,871      79,411  1,079,411
    7          85,491       45,168      59,598  1,059,598      61,683      76,113  1,076,113      82,667      97,097  1,097,097
    8         100,266       53,548      66,868  1,066,868      74,848      88,168  1,088,168     103,045     116,365  1,116,365
    9         115,779       61,585      73,795  1,073,795      88,290     100,500  1,100,500     125,140     137,350  1,137,350
   10         132,068       69,265      80,365  1,080,365     102,001     113,101  1,113,101     149,101     160,201  1,160,201

   11         149,171       77,565      86,445  1,086,445     116,954     125,834  1,125,834     176,074     184,954  1,184,954
   12         167,130       85,315      91,975  1,091,975     131,976     138,636  1,138,636     205,067     211,727  1,211,727
   13         185,986       92,460      96,900  1,096,900     146,998     151,438  1,151,438     236,211     240,651  1,240,651
   14         205,786       98,938     101,158  1,101,158     161,945     164,165  1,164,165     269,642     271,862  1,271,862
   15         226,575      104,678     104,678  1,104,678     176,727     176,727  1,176,727     305,497     305,497  1,305,497

   16         248,404      107,675     107,675  1,107,765     189,496     189,496  1,189,496     342,500     342,500  1,342,500
   17         271,324      109,706     109,706  1,109,706     201,863     201,863  1,201,863     382,322     382,322  1,382,322
   18         295,390      110,714     110,714  1,110,714     213,737     213,737  1,213,737     425,175     425,175  1,425,175
   19         320,660      110,458     110,458  1,110,458     224,828     224,828  1,224,828     471,093     471,093  1,471,093
   20         347,193      108,733     108,733  1,108,733     234,869     234,869  1,234,869     520,148     520,148  1,520,148

 Age 60        58,019       27,437      44,087  1,044,087      36,229      52,879  1,052,879      46,529      63,179  1,063,179
 Age 65       132,068       69,265      80,365  1,080,365     102,001     113,101  1,113,101     149,101     160,201  1,160,201
 Age 70       226,575      104,678     104,678  1,104,678     176,727     176,727  1,176,727     305,497     305,497  1,305,497
 Age 75       347,193      108,733     108,733  1,108,733     234,869     234,869  1,234,869     520,148     520,148  1,520,148
 Age 80       501,135       67,206      67,206  1,067,206     254,761     254,761  1,254,761     810,763     810,763  1,810,763



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              APPENDIX D--CALCULATION OF MAXIMUM SURRENDER CHARGES


A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:


 Applicable
     Age        Maximum GAPs
-------------  --------------
    5-75            1.95
     76             1.92
     77             1.81
     78             1.69
     79             1.60
     80             1.50
     81             1.40
     82             1.31


A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


The maximum surrender charge initially remains level for 40 b]months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).


The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

   Younger        Initial        Younger       Initial       Younger       Initial
    Issue        Surrender        Issue       Surrender       Issue       Surrender
     Age          Charge           Age         Charge          Age         Charge
-------------  -------------  -------------  -----------  -------------  -----------
          5           5.00             31          9.40            57         21.00
          6           5.00             32          9.80            58         22.00
          7           5.00             33         10.20            59         23.00
          8           5.00             34         10.60            60         24.00
          9           5.00             35         11.00            61         25.00
         10           5.00             36         11.40            62         26.00
         11           5.00             37         11.80            63         27.00
         12           5.00             38         12.20            64         28.00
         13           5.00             39         12.60            65         29.00
         14           5.00             40         13.00            66         30.00
         15           5.00             41         13.40            67         31.00
         16           5.00             42         13.80            68         32.00
         17           5.00             43         14.20            69         33.00
         18           5.00             44         14.60            70         34.00
         19           5.00             45         15.00            71         35.00
         20           5.00             46         15.40            72         35.00
         21           5.40             47         15.80            73         35.00
         22           5.80             48         16.20            74         35.00
         23           6.20             49         16.60            75         35.00
         24           6.60             50         17.00            76         35.00
         25           7.00             51         17.40            77         35.00
         26           7.40             52         17.80            78         35.00
         27           7.80             53         18.20            79         35.00
         28           8.20             54         18.60            80         35.00
         29           8.60             55         19.00
         30           9.00             56         20.00

                                    EXAMPLES

For the purposes of these examples, assume that two nonsmokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (48% x 1.95 GAPs)                  $15,781.99
                                                             ----------
      TOTAL                                                  $24,281.99

Maximum Surrender Charge per Table (19.00 x 1,000)           $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge                                      Varies
(not to exceed 25% of Premiums received, up to one GAP, but
less than the maximum number of GAPs subject to the
deferred sales charge)
                                                             ----------
                                                             Sum of (a) and (b)


The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.


Example 1:

    Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

    Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

FAFLIC INHEIRITAGE -- PROSPECTUS B (SELECT INHEIRITAGE)


The Inheiritage Account is a separate investment account of First Allmerica Financial Life Insurance Company ("Company" or "First Allmerica"). The Company issues individual joint survivorship flexible premium variable life insurance policies ("Policy" or "Policies") described in the Prospectus. Life insurance coverage is provided for two Insureds, with death proceeds payable at death of the last surviving Insured. Applicants must be Age 80 or under with respect to the younger Insured and Age 85 or under with respect to the older Insured


The Policies permit allocations to up to seven of the following funds of Allmerica Investment Trust ("Trust"), Variable Insurance Products Fund ("VIP") and T. Rowe Price International Series, Inc. ("T. Rowe Price"):


                         FUND                                              INVESTMENT ADVISER
------------------------------------------------------  ---------------------------------------------------------

Select International Equity Fund                        Bank of Ireland Asset Management (U.S.) Limited
T. Rowe Price International Stock Portfolio             Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                           Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund                        Janus Capital Corporation
Select Growth Fund                                      Putnam Investment Management, Inc.
Fidelity VIP Growth Portfolio                           Fidelity Management and Research Company
Select Growth and Income Fund                           John A. Levin & Co., Inc.
Fidelity VIP Equity-Income Portfolio                    Fidelity Management and Research Company
Fidelity VIP High Income Portfolio                      Fidelity Management and Research Company
Select Income Fund                                      Standish, Ayer & Wood, Inc.
Money Market Fund                                       Allmerica Asset Management, Inc.



Policy owners may, within limits, choose the amount of initial payment and vary the frequency and amount of future payments. The Policy allows partial withdrawals and full surrender of the Policy's surrender value, within limits. The Policies are not suitable for short-term investment because of the substantial nature of the surrender charge. If you think about surrendering the Policy, consider the lower deferred sales charges that apply during the first two years from the Date of Issue or an increase in Face Amount.


                            ------------------------

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF THE
  ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC. THE FIDELITY VIP HIGH INCOME PORTFOLIO
    INVESTS IN HIGHER YIELDING, HIGHER RISK, LOWER RATED DEBT SECURITIES
     (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS).
       INVESTORS SHOULD
          RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
       PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE OBLIGATIONS OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE POLICIES ARE NOT
 DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT
   UNION. THE POLICIES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL
     DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY.
      INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS,
       INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF
        PRINCIPAL.

                               DATED MAY 1, 1997
               440 LINCOLN STREET WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

(Continued from cover page)


In certain circumstances, a Policy may be considered a "modified endowment contract." Under the Internal Revenue Code of 1986 ("Code"), any Policy loan, partial withdrawal or surrender from a modified endowment contract may be subject to tax and tax penalties. See FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."



There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will remain in effect so long as the Policy Value less any surrender charges and less any outstanding Debt is sufficient to pay certain monthly charges imposed in connection with the Policy. The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments.



If the Policy is in effect at the death of the last surviving Insured, the Company will pay a death benefit (the "Death Proceeds") to the Beneficiary. Prior to the Final Premium Payment Date, the Death Proceeds equal the Sum Insured, less any Debt, partial withdrawals, and any due and unpaid charges. You may choose either Sum Insured Option 1 (the Sum Insured is fixed in amount) or Sum Insured Option 2 (the Sum Insured includes the Policy Value in addition to a fixed insurance amount). A Policyowner has the right to change the Sum Insured option, subject to certain conditions. A Guideline Minimum Sum Insured, equivalent to a percentage of the Policy Value, will apply if greater than the Sum Insured otherwise payable under Option 1 or Option 2.


No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
                            ------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.

                               TABLE OF CONTENTS


SPECIAL TERMS........................................................................          5
SUMMARY..............................................................................          8
PERFORMANCE INFORMATION..............................................................         16
DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC.......         19
  Investment Objectives and Policies.................................................         20
  Investment Advisory Services.......................................................         21
  Addition, Deletion or Substitution of Investments..................................         23
  Voting Rights......................................................................         24
THE POLICY...........................................................................         25
  Applying for a Policy..............................................................         25
  Free-Look Period...................................................................         26
  Conversion Privileges..............................................................         26
  Premium Payments...................................................................         26
  Incentive Funding Discount.........................................................         27
  Paid-up Insurance Option...........................................................         28
  Allocation of Net Premiums.........................................................         28
  Transfer Privilege.................................................................         29
  Death Proceeds.....................................................................         30
  Sum Insured Options................................................................         30
  Change in Sum Insured Option.......................................................         32
  Change in Face Amount..............................................................         33
  Policy Value and Surrender Value...................................................         34
  Death Proceeds Payment Options.....................................................         35
  Optional Insurance Benefits........................................................         36
  Policy Surrender...................................................................         36
  Partial Withdrawals................................................................         36
CHARGES AND DEDUCTIONS...............................................................         37
  Tax Expense Charge.................................................................         37
  Premium Expense Charge.............................................................         37
  Monthly Deduction from Policy Value................................................         37
  Charges Against Assets of the Inheiritage Account..................................         39
  Surrender Charge...................................................................         40
  Charges on Partial Withdrawals.....................................................         41
  Transfer Charges...................................................................         42
  Charge for Increase in Face Amount.................................................         42
  Other Administrative Charges.......................................................         42
POLICY LOANS.........................................................................         42
POLICY TERMINATION AND REINSTATEMENT.................................................         44
OTHER POLICY PROVISIONS..............................................................         45
DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY......................................         47
DISTRIBUTION.........................................................................         47
SERVICES.............................................................................         48
LEGAL PROCEEDINGS....................................................................         48
FURTHER INFORMATION..................................................................         48
INDEPENDENT ACCOUNTANTS..............................................................         48

FEDERAL TAX CONSIDERATIONS...........................................................         49
  Taxation of the Policies...........................................................         49
  Modified Endowment Contracts.......................................................         50
  Estate and Generation-Skipping Taxes...............................................         51
MORE INFORMATION ABOUT THE GENERAL ACCOUNT...........................................         51
FINANCIAL STATEMENTS.................................................................        F-1
APPENDIX A -- OPTIONAL BENEFITS......................................................        A-1
APPENDIX B -- PAYMENT OPTIONS........................................................        A-2
APPENDIX C -- ILLUSTRATIONS..........................................................        A-4
APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES...............................       A-10

                                 SPECIAL TERMS

ACCUMULATION UNIT:  A measure of your interest in a Sub-Account.

AGE: An Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: The person(s) designated by the owner of the Policy to receive the insurance proceeds upon the death of the last surviving Insured.

COMPANY:  First Allmerica Financial Life Insurance Company.

DATE OF ISSUE: The date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at death of the last surviving Insured, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions. After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy.

DEBT:  All unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: An acknowledgment, signed by the Policyowner and returned to the Company's Principal Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: Information, including medical information satisfactory to the Company, that is used to determine the Insureds' Premium Class.

FACE AMOUNT: The amount of insurance coverage applied for. The Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE: The Policy anniversary nearest the younger Insured's 95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy.

GENERAL ACCOUNT: All the assets of the Company other than those held in a separate account.


GUIDELINE ANNUAL PREMIUM: The annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.



GUIDELINE MINIMUM SUM INSURED: The minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by Age. It is calculated by multiplying the Policy Value by a percentage determined by the younger Insured's Age.



INHEIRITAGE ACCOUNT: A Separate Account of the Company to which you may make Net Premium allocations.


INSURANCE AMOUNT AT RISK:  The Sum Insured less the Policy Value.

INSUREDS:  The two persons covered under the Policy.

LOAN VALUE:  The maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: A monthly premium amount calculated by the Company and specified in the Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly

Deduction after the Date of Issue or the effective date of an increase in the Face Amount. However, making payments at least equal to the Minimum Monthly Factors will not prevent the Policy from lapsing if (a) Debt exceeds Policy Value less surrender charges or (b) partial withdrawals and partial withdrawal charges have reduced premium payments below an amount equal to the Minimum Monthly Factor multiplied by the number of months since the Date of Issue or the effective date of an increase.

MONTHLY DEDUCTION: Charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: The date on which the Monthly Deduction is deducted from Policy Value.

NET PREMIUM: An amount equal to the premium less a tax expense charge and premium expense charge.

PAID-UP INSURANCE: Joint survivorship insurance coverage for the lifetime of the Insureds, with no further premiums due.

POLICY CHANGE: Any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: The total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts and (b) the accumulation in the General Account credited to that Policy.


POLICYOWNER: The person, persons or entity entitled to exercise the rights and privileges under the Policy.


PREMIUM CLASS: The risk classification that the Company assigns the Insureds based on the information in the application and any other Evidence of Insurability considered by the Company. The Insureds' Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: The Company's office, located at 440 Lincoln Street, Worcester, Massachusetts 01653.


PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.



SEPARATE ACCOUNT: A Separate Account consists of assets segregated from the Company's other assets. The investment performance of the assets of each Separate Account is determined separately from the other assets of the Company. The assets of a Separate Account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct.



SUB-ACCOUNT: A division of the Inheiritage Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund of the Allmerica Investment Trust, a corresponding Portfolio of the Variable Insurance Products Fund or the
T. Rowe Price International Series, Inc.


SUM INSURED: The amount payable upon the death of the last surviving Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the death of the last surviving Insured, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but will always be at least equal to the Face Amount.

SURRENDER VALUE: The amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


UNDERLYING FUNDS (FUNDS): The Funds of Allmerica Investment Trust and the Portfolios of the Variable Insurance Products Fund, and T. Rowe Price International series.

VALUATION DATE: A day on which the net asset value of the shares of any of the Underlying Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be materially affected.

WRITTEN REQUEST: A request by the Policyowner in writing, satisfactory to the Company.

YOU OR YOUR: The Policyowner, as shown in the application or the latest change filed with the Company.

                                    SUMMARY


The following is a summary of the individual joint survivorship flexible premium variable life insurance policy sold by First Allmerica Financial Life Insurance Company ("Company"). It highlights key points from the Prospectus which follows. If you are considering the purchase of this product, you should read the Prospectus carefully before making a decision. It offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy together with its attached application constitutes the entire agreement between the Company and You.

 FREE-LOOK PERIOD -- The Policy provides for an initial free-look period. You may cancel the Policy by mailing or delivering it to the Principal Office or to an agent of the Company on or before the latest of:


     - 45 days after the application for the Policy is signed,

     - 10 days after you receive the Policy (or, if required by state law, the longer period indicated in your Policy),

                                           OR

     - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you.

 Upon returning the Policy, you will receive a refund equal to the sum of:

 (1) the difference between the premium, including fees and charges paid, and any amount allocated to the Inheiritage Account, PLUS

 (2) the value of the amounts allocated to the Inheiritage Account, PLUS

 (3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.


 The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, however, the Company will refund the entire amount of premiums paid. A free-look privilege also applies after a requested increase in the Face Amount. See THE POLICY -- "Free-Look Period."



 CONVERSION PRIVILEGES -- During the first 24 Policy months after the Date of Issue, subject to certain restrictions, you may convert the Policy to a non-variable flexible premium adjustable life insurance policy by simultaneously transferring all accumulated value in the Sub-Accounts to the General Account and instructing the Company to allocate all future premiums to the General Account. A similar conversion privilege is in effect for 24 Policy months after the date of an increase in the Face Amount. Where required by state law, and at your request, the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue age, Date of Issue, and Premium Class as the original Policy. See THE POLICY -- "Conversion Privileges."

ABOUT THE POLICY


The Policy allows you to make premium payments in any amount and frequency, subject to certain limitations. As long as the Policy remains in force, it will provide for:

    - life insurance coverage on the named Insureds,

    - Policy Value,

    - surrender rights and partial withdrawal rights,

    - loan privileges, and

    - in some cases, additional insurance benefits available by rider for an additional charge.

LIFE INSURANCE


The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is a "joint survivorship" Policy because Death Proceeds are payable, not on the death of the first Insured to die, but on the death of the last surviving Insured. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Inheiritage Account. Under some circumstances, the death benefit may vary with the investment experience of the Sub-Accounts.


FLEXIBLE PREMIUM

The Policy is a "flexible premium" policy because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws. Although you may establish a schedule of premium payments ("planned premium payments"), failure to make the planned premium payments will not necessarily cause the Policy to lapse. Because of the variable nature of the Policy, making planned premium payments does not guarantee that the Policy will remain in force. Thus, you may, but are not required to, pay additional premiums.


The Policy will remain in force until the Surrender Value is insufficient to cover the next Monthly Deduction and loan interest accrued, if any, and a grace period of 62 days has expired without adequate payment being made by you. During the first 48 Policy months after the Date of Issue or the effective date of an increase in the Face Amount, the Policy will not lapse if the total premiums paid less the Debt, partial withdrawals and withdrawal charges are equal to or exceed the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. Even during these periods, however, making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing if the Debt equals or exceeds the Policy Value less surrender charges.


CONDITIONAL INSURANCE

If at the time of application you make a payment equal to at least one Minimum Monthly Factor for the Policy as applied for, the Company will provide conditional insurance, equal to the amount of insurance applied for but not to exceed $500,000. If the application is approved, the Policy will be issued as of the date the terms of the conditional insurance are met. If you do not wish to make any payment at the time of application, insurance coverage will not be in force until delivery of the Policy and payment of sufficient premium to place the insurance in force.


If any premiums are paid prior to the issuance of the Policy, such premiums will be held in the Company's General Account. If your application is approved and the Policy is issued and accepted, the initial premiums held in the General Account will be credited with interest at a specified rate beginning not later than the date of receipt of the premiums at the Principal Office. IF A POLICY IS NOT ISSUED AND ACCEPTED, THE INITIAL PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


MINIMUM MONTHLY FACTOR


The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in your Policy. If you pay this amount, the Company guarantees that the Policy will not lapse prior to the 49th Monthly Deduction after the Date of Issue or the effective date of an increase in the Face Amount. At all other times, however, payments of such premiums do not guarantee that the Policy will remain in force. See THE POLICY -- "Premium Payments." Moreover, even during the 48-month period, if Debt exceeds the Policy Value less surrender charges, then making payments at least equal to the Minimum Monthly Factor will not prevent the Policy from lapsing.

ALLOCATION OF INITIAL PREMIUMS


Upon completion of issuance procedures, delivery of the Policy, and receipt of any additional premiums, if you have paid less than $10,000 of initial Net Premiums, such Net Premiums will be allocated to the Sub-Accounts according to your instructions. If initial Net Premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium plus any interest earned will be allocated to the Sub-Accounts upon return to the Company of a Delivery Receipt. See THE POLICY -- "Applying for a Policy."



Net premiums may be allocated to one or more Sub-Accounts of the Inheiritage Account, to the General Account, or to any combination of accounts. You bear the investment risks of amounts allocated to the Sub-Accounts. Allocations may be made to no more than seven Sub-Accounts at any one time. The minimum allocation is 1% of Net Premium. All allocations must be in whole numbers and must total 100%. See THE POLICY -- "Allocation of Net Premiums." Premiums allocated to the Company's General Account will earn a fixed rate of interest. Net premiums and minimum interest are guaranteed by the Company. For more information, see MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


PARTIAL WITHDRAWALS

After the first Policy year, you may make partial withdrawals in a minimum amount of $500 from the Policy Value. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal. A partial withdrawal will not be allowed under Option 1 if it would reduce the Face Amount below $100,000.


A transaction charge, which is described in CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals," will be assessed to reimburse the Company for the cost of processing each partial withdrawal. A partial withdrawal charge also may be imposed upon a partial withdrawal. Generally, amounts withdrawn during each Policy year in excess of 10% of the Policy Value ("excess withdrawal") are subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the surrender charge on the date of withdrawal. If no surrender charge is applicable at the time of withdrawal, no partial withdrawal charge will be deducted. The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted. See THE POLICY -- "Partial Withdrawals" and CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."


LOAN PRIVILEGE

You may borrow against the Policy Value. The total amount you may borrow is the Loan Value. Loan Value in the first Policy year is 75% of an amount equal to the Policy Value less surrender charge, Monthly Deductions, and interest on Debt to the end of the Policy year. Thereafter, Loan Value is 90% of an amount equal to the Policy Value less the surrender charge.

Policy loans will be allocated among the General Account and the Sub-Accounts in accordance with your instructions. If no allocation is made by you, the Company will make a Pro-Rata Allocation among the Accounts. In either case, Policy Value equal to the Policy loan will be transferred from the appropriate Sub-Account(s) to the General Account, and will earn monthly interest at an effective annual rate of at least 6%. Therefore, a Policy loan may have a permanent impact on the Policy Value even though it eventually is repaid. Although the loan amount is a part of the Policy Value, the Death Proceeds will be reduced by the amount of outstanding Debt at the time of death.


Policy loans will bear interest at a fixed rate of 8% per year, due and payable in arrears at the end of each Policy year. If interest is not paid when due, it will be added to the loan balance. Policy loans may be repaid at any time. You must notify the Company if a payment is a loan repayment; otherwise, it will be considered a premium payment. Any partial or full repayment of Debt by you will be allocated to the General Account or Sub-Accounts in accordance with your instructions. If you do not specify an allocation, the Company will allocate the loan repayment in accordance with your most recent premium allocation instructions. See POLICY LOANS.

PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current practice is to credit a rate of interest equal to the rate being charged for the preferred loan. There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


POLICY LAPSE AND REINSTATEMENT

The failure to make premium payments will not cause a Policy to lapse unless:

    (a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued, if any; or

    (b) Debt exceeds Policy Value less surrender charges.

A 62-day grace period applies to each situation.

Even if the situation described in (a) above exists, the Policy will not lapse if you meet the so-called "Minimum Monthly Factor" test. The Minimum Monthly Factor test is only used to determine whether the Policy will enter the grace period during the first 48 months or within 48 months following an increase in the Face Amount. Under the Minimum Monthly Factor test, the Company determines two amounts:


    - the sum of the payments your have made, MINUS any Policy loans, withdrawals and withdrawal charges, and


    - the amount of the Minimum Monthly Factor (the amount is shown on page 5 of the Policy) MULTIPLIED by the number of months the Policy has been in force or the number of months which have elapsed since the last increase in the Face Amount.


The Company then compares the first amount to the second amount. The Policy will not enter the grace period if the first amount is greater than the second amount. If the Policy lapses, it may be reinstated within three years of the date of default (but not later that the Final Premium Payment Date.). In order to reinstate, you must pay the reinstatement premium and provide satisfactory Evidence of Insurability. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement. See POLICY TERMINATION AND REINSTATEMENT.


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment under the Policy at any time. It is the sum of the value of all Accumulation Units in the Sub-Accounts of the Inheiritage Account and all accumulations in the General Account of the Company credited to the Policy. The Policy Value reflects the amount and frequency of Net Premiums paid, charges and deductions imposed under the Policy, interest credited to accumulations in the General Account, investment performance of the Sub-Account(s) to which Policy Value has been allocated, and partial withdrawals. The Policy Value may be relevant to the computation of the Death Proceeds. You bear the entire investment risk for amounts allocated to the Inheiritage Account. The Company does not guarantee a minimum Policy Value.

The Surrender Value will be the Policy Value less any Debt and applicable surrender charges. The Surrender Value is relevant, for example, to the continuation of the Policy and in the computation of the amounts available upon partial withdrawals, Policy loans or surrender.

DEATH PROCEEDS

The Policy provides for the payment of certain Death Proceeds to the named Beneficiary upon the death of the last surviving Insured. There are no Death Proceeds payable on death of the first Insured to die. Prior to the Final Premium Payment Date, the Death Proceeds will be equal to the Sum Insured, reduced by any outstanding Debt, partial withdrawals, partial withdrawal charges, and any Monthly Deductions due and not yet deducted through the Policy month in which the last surviving Insured dies.



Two Sum Insured Options are available. Under Option 1, the Sum Insured is the greater of the Face Amount of the Policy or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is the greater of the Face Amount of the Policy plus the Policy Value or the Guideline Minimum Sum Insured. The Guideline Minimum Sum Insured is equivalent to a percentage (determined each month based on the younger Insured's Age) of the Policy Value. On or after the Final Premium Payment Date, the Death Proceeds will equal the Surrender Value. See THE POLICY -- "Death Proceeds."



The Death Proceeds under the Policy may be received in a lump sum or under one of the Payment Options described in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


FLEXIBILITY TO ADJUST SUM INSURED


Subject to certain limitations, you may adjust the Sum Insured, and thus the Death Proceeds, at any time prior to the Final Premium Payment Date, by increasing or decreasing the Face Amount of the Policy. Any change in the Face Amount will affect the monthly cost of insurance charges and the amount of the surrender charge. If the Face Amount is decreased, a pro-rata surrender charge may be imposed. The Policy Value is reduced by the amount of the charge. See THE POLICY -- "Change In Face Amount."



The minimum increase in Face Amount is $10,000 and any increase also may require additional Evidence of Insurability satisfactory to the Company. The increase is subject to a "free-look period" and, during the first 24 months after the increase, to a conversion privilege. See THE POLICY -- "Free-Look Period" and "Conversion Privileges."


ADDITIONAL INSURANCE BENEFITS


You have the flexibility to add additional insurance benefits by rider. These include the Split Option Rider, Other Insured Rider and Four-Year Term Rider. See APPENDIX A -- OPTIONAL BENEFITS.



The cost of these optional insurance benefits will be deducted from the Policy Value as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


PAID-UP INSURANCE OPTION


The Policyowner who elects this option will have, without further premiums due, joint survivorship insurance coverage for the lifetime of the Insureds, with the Death Proceeds payable on the death of the last surviving Insured. The Policyowner who has elected the Paid-Up Insurance option may not pay additional premiums, select Sum Insured Option 2, increase or decrease the Face Amount or make partial withdrawals. Policy Value in the Inheiritage Account will be transferred to the General Account on the date the Company receives written request to exercise the option and transfers of Policy Value back to the Inheiritage Account will not be permitted. Riders will continue only with the consent of the Company. Surrender value and loan value are calculated differently. See THE POLICY -- "Paid-Up Insurance Option."


POLICY FEES AND CHARGES

THERE ARE COSTS RELATED TO THE INSURANCE AND INVESTMENT FEATURES OF THE POLICY. FEES AND CHARGES TO COVER THESE COSTS ARE DEDUCTED IN SEVERAL WAYS.

DEDUCTIONS FROM EACH PREMIUM


TAX EXPENSE CHARGE -- A charge will be deducted from each premium payment for state and local premium taxes paid by the Company for the Policy and to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The total charge is the actual state and local premium taxes paid by the Company, varying according to jurisdiction, and a DAC tax deduction of 1% of premiums. See CHARGES AND DEDUCTIONS -- "Tax Expense Charge."

PREMIUM EXPENSE CHARGE -- A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for sales expenses related to the Policies. See CHARGES AND DEDUCTIONS -- "Premium Expense Charge."


MONTHLY DEDUCTIONS FROM POLICY VALUE


On the Date of Issue and each Monthly Payment Date, certain charges ("Monthly Deductions") will be deducted from the Policy Value. The Monthly Deduction consists of a charge for cost of insurance, a charge for administrative expenses, and a charge for the cost of any additional benefits provided by rider. You may instruct the Company to deduct the Monthly Deduction from one specific Sub-Account. If you do not, the Company will make a Pro-Rata Allocation of the charge. No Monthly Deductions are made on or after the Final Premium Payment Date. See CHARGES AND DEDUCTIONS -- "Monthly Deductions from Policy Value."


The MONTHLY COST OF INSURANCE CHARGE is determined by multiplying the Insurance Amount at Risk for each Policy month by the applicable cost of insurance rate or rates. The Insurance Amount at Risk will be affected by any decreases or increases in the Face Amount.


A MONTHLY ADMINISTRATIVE CHARGE of $6 per month is made for administrative expenses. The charge is designed to reimburse the Company for the costs associated with issuing and administering the Policies, such as processing premium payments, Policy loans and loan repayments, changes in Sum Insured Option, and death claims. These charges also help cover the cost of providing annual statements and responding to Policyowner inquiries.



As noted above, certain ADDITIONAL INSURANCE RIDER BENEFITS are available under the Policy for an additional monthly charge. See APPENDIX A -- OPTIONAL BENEFITS.


DEDUCTIONS FROM THE INHEIRITAGE ACCOUNT


A daily charge currently equivalent to an effective annual rate of 1.15% of the average daily net asset value of each Sub-Account of the Inheiritage Account is imposed to compensate the Company for its assumption of certain mortality and expense risks and for administrative costs associated with the Inheiritage Account. The rate is 0.90% for the mortality and expense risk and 0.25% for the Inheiritage Account administrative charge. The administrative charge is eliminated after the 15th Policy year. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account."


CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds for 1996. For more information concerning fees and expenses, see the prospectuses of the Underlying Funds.


                                                                          OTHER FUND
                                                                           EXPENSES
                                                                        (AFTER EXPENSE
                                                       MANAGEMENT     REIMBURSEMENT, IF    TOTAL FUND
UNDERLYING FUND                                           FEE                ANY)           EXPENSES
--------------------------------------------------  ----------------  ------------------  -------------
Select International Equity Fund                            1.00%              0.23%            1.23%***
T. Rowe Price International Stock Portfolio                 1.05%              0.00%            1.05%
Select Aggressive Growth Fund                               1.00%              0.08%            1.08%
Select Capital Appreciation Fund                            1.00%              0.13%            1.13%
Select Growth Fund                                          0.85%              0.08%            0.93%***
Fidelity VIP Growth Portfolio                               0.61%              0.08%            0.69%**
Select Growth and Income Fund                               0.75%              0.08%            0.83%***
Fidelity VIP Equity-Income Portfolio                        0.51%              0.07%            0.58%**
Fidelity VIP High Income Portfolio                          0.59%              0.12%            0.71%
Select Income Fund                                          0.60%              0.14%*           0.74%
Money Market Fund                                           0.28%              0.06%*           0.34%


* Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and the Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1996. The declaration of a voluntary expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these funds.

** A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.56% for Fidelity VIP Equity Income Portfolio and 0.67% for Fidelity VIP Growth Portfolio


*** These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.20% for the Select International Equity Fund, 0.92% for the Select Growth Fund, and 0.80% for the Select Growth and Income Fund.


OTHER CHARGES (NON-PERIODIC)

TRANSACTION CHARGE ON PARTIAL WITHDRAWALS


A transaction charge is assessed at the time of each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The transaction charge is the smaller of 2% of the amount withdrawn or $25. In addition to the transaction charge, a partial withdrawal charge also may be made under certain circumstances. See CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals."



CHARGE FOR INCREASE IN FACE AMOUNT



For each increase in the Face Amount, a charge of $40 will be deducted from the Policy Value. This charge is designed to reimburse the Company for underwriting and administrative costs associated with the increase. See THE POLICY -- "Change in Face Amount" and CHARGES AND DEDUCTIONS -- "Charge for Increase in Face Amount."

TRANSFER CHARGE


The first 12 transfers of Policy Value in a Policy year will be free of charge. Thereafter, with certain exceptions, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the costs of processing the transfer. See THE POLICY -- "Transfer Privilege" and CHARGES AND DEDUCTIONS -- "Transfer Charges."


SURRENDER CHARGES

At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount.

SURRENDER CHARGE ON THE INITIAL FACE AMOUNT


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where (a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82). In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



The maximum surrender charge remains level for the first 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, but the deferred sales charge will not exceed 25% of premiums received. See THE POLICY -- "Policy Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."



SURRENDER CHARGES FOR INCREASES IN FACE AMOUNT



A separate surrender charge will apply to and is calculated for each increase in Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b) where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age
82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.



As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. This maximum surrender charge remains level for the first 40 Policy months following the increase and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, but the deferred sales cahrge will not exceed 25% of premiums associated with the increase.

SURRENDER CHARGES ON DECREASES IN FACE AMOUNT



In the event of a decrease in the Face Amount, the surrender charge imposed is proportional to the charge that would apply to a full Policy surrender. See THE POLICY -- "Policy Surrender" and CHARGES AND DEDUCTIONS -- "Surrender Charge."


TAX TREATMENT


A Policy is generally subject to the same federal income tax treatment as a conventional fixed benefit life insurance policy. Under current tax law, to the extent there is no change in benefits, you will be taxed on Policy Value withdrawn from the Policy only to the extent that the amount withdrawn exceeds the total premiums paid. Withdrawals in excess of premiums paid will be treated as ordinary income. During the first 15 Policy years, however, an "interest first" rule applies to any distribution of cash that is required under Section 7702 of the Code because of a reduction of benefits under the Policy. Death Proceeds under the Policy are excludable from the gross income of the Beneficiary, but in some circumstances the Death Proceeds or the Policy Value may be subject to federal estate tax. See FEDERAL TAX CONSIDERATIONS -- "Taxation of the Policies."



A Policy offered by this Prospectus may be considered a "modified endowment contract" if it fails a "seven-pay" test. A Policy fails to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level premiums. If the Policy is considered a modified endowment contract, all distributions (including policy loans, partial withdrawals, surrenders or assignments) will be taxed on an "income-first" basis. In addition, with certain exceptions, an additional 10% penalty will be imposed on the portion of any distribution that is includible in income. For more information, see FEDERAL TAX CONSIDERATIONS -- "Modified Endowment Contracts."

                            ------------------------

                            PERFORMANCE INFORMATION


The Policies were first offered to the public in 1994. However, the Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Policies being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts, the Underlying Funds, and (in TABLE I) under a "representative" Policy that is surrendered at the end of the applicable period.



Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



The Company may provide information on various topics of interest to Policy owners and prospective Policyowners in sales literature, periodic publications or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments.

In each Table below, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 1996. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                        TABLE I: SUB-ACCOUNT PERFORMANCE
            NET OF ALL CHARGES AND ASSUMING SURRENDER OF THE POLICY

The following performance information is based on the periods that the Underlying Funds have been in existence. The data is net of expenses of the Underlying Funds, all Sub-Account charges, and all Policy charges (including surrender charges) for a representative Policy. It is assumed that the Insureds are male, Age 45, standard (nonsmoker) Premium Class, and female, Age 43, standard (nonsmoker) Premium Class, that the Face Amount of the Policy is $500,000, that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year, that ALL premiums were allocated to EACH Sub-Account individually, and that there was a full surrender of the Policy at the end of the applicable period.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96

                                                                                        YEARS
                                                                          10 YEARS      SINCE
                                                  ONE-YEAR                OR LIFE     INCEPTION*
                                                   TOTAL         5        OF FUND      (IF LESS
UNDERLYING FUND                                    RETURN      YEARS     (IF LESS)     THAN 10)
-----------------------------------------------  ----------  ----------  ----------  ------------
Select International Equity Fund                    -82.93%        N/A      -16.54%        2.67
T. Rowe Price International Stock Portfolio         -89.96%        N/A      -22.54%        2.58
Select Aggressive Growth Fund                       -86.16%        N/A        8.12%        4.36
Select Capital Appreciation Fund                    -95.42%        N/A      -30.82%        1.67
Select Growth Fund                                  -82.87%        N/A        0.33%        4.36
Fidelity VIP Growth Portfolio                       -89.81%       5.99%      12.20%       10.00
Select Growth and Income Fund                       -83.59%        N/A        1.03%        4.36
Fidelity VIP Equity-Income Portfolio                -90.21%       9.22%     -10.74%       10.00
Fidelity VIP High Income Portfolio                  -90.45%       5.75%       8.00%       10.00
Select Income Fund                                 -100.00%        N/A       -8.66%        4.36
Money Market Fund                                   -98.69%      -6.84%       2.44%       10.00

* The inception dates for the Underlying Funds are: 4/29/85 for Money Market Fund; 8/21/92 for Select Aggressive Growth Fund, Select Growth Fund, and Select Growth and Income Fund, and Select Income Fund; 5/01/94 for Select International Equity Fund; 4/28/95 for Select Capital Appreciation Fund, 10/09/86 for Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; and 3/31/94 for the T. Rowe Price International Stock Portfolio.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                       TABLE II: SUB-ACCOUNT PERFORMANCE
             EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES

The following performance information is based on the periods that the Underlying Funds have been in existence. The performance information is net of total Underlying Fund expenses, all Sub-Account charges, and premium tax and expense charges. The data does NOT reflect monthly charges under the Policies or surrender charges. It is assumed that an annual premium payment of $5,500 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                      AVERAGE ANNUAL RETURN AS OF 12/31/96

                                                                                               YEARS
                                                                                10 YEARS       SINCE
                                                      ONE-YEAR                  OR LIFE      INCEPTION*
                                                       TOTAL          5         OF FUND       (IF LESS
UNDERLYING FUND                                        RETURN       YEARS      (IF LESS)      THAN 10)
--------------------------------------------------  ------------  ----------  ------------  ------------
Select International Equity Fund                         20.55%         N/A        12.37%         2.67
T. Rowe Price International Stock Portfolio              13.23%         N/A         8.67%         2.58
Select Aggressive Growth Fund                            17.19%         N/A        18.39%         4.36
Select Capital Appreciation Fund                          7.55%         N/A        26.86%         1.67
Select Growth Fund                                       20.62%         N/A        11.35%         4.36
Fidelity VIP Growth Portfolio                            13.39%       13.83%       13.82%        10.00
Select Growth and Income Fund                            19.87%         N/A        12.47%         4.36
Fidelity VIP Equity-Income Portfolio                     12.97%       16.62%       12.43%        10.00
Fidelity VIP High Income Portfolio                       12.72%       13.63%        9.84%        10.00
Select Income Fund                                        2.13%         N/A         4.69%         4.36
Money Market Fund                                         4.14%        3.18%        4.65%        10.00

* The inception dates for the Underlying Funds are: 4/29/85 for Money Market Fund; 8/21/92 for Select Aggressive Growth Fund, Select Growth Fund, and Select Growth and Income Fund, and Select Income Fund; 5/01/94 for Select International Equity Fund; 4/28/95 for Select Capital Appreciation Fund, 10/09/86 for Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio; 9/19/85 for Fidelity VIP High Income Portfolio; and 3/31/94 for the T. Rowe Price International Stock Portfolio.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

DESCRIPTION OF THE COMPANY, THE INHEIRITAGE ACCOUNT, ALLMERICA INVESTMENT TRUST,
 VARIABLE INSURANCE PRODUCTS FUND, AND T. ROWE PRICE INTERNATIONAL SERIES, INC.


THE COMPANY

The Company, organized under the laws of Massachusetts in 1844, is the fifth oldest life insurance company in America. Effective October 16, 1995, the Company converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

THE INHEIRITAGE ACCOUNT


The Inheiritage Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Inheiritage Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Inheiritage Account or the Company by the SEC.



The assets used to fund the variable portion of the Policies are set aside in the Inheiritage Account and are kept separate from the general assets of the Company. Under Delaware law, assets equal to the reserves and other liabilities of the Inheiritage Account may not be charged with any liabilities arising out of any other business of the Company. Eleven Sub-Accounts of the Inheiritage Account are currently offered under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company or the other Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio ("Underlying Fund") of the Allmerica Investment Trust, the Variable Insurance Products Fund, or the T. Rowe Price International Series, Inc. ("Underlying Investment Companies").


The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle and the income or losses of one Underlying Fund generally have no effect on the investment performance of another Underlying Fund. Shares of each Underlying Fund are not offered to the general public but solely to separate accounts of life insurance companies, such as the Inheiritage Account.


Each Sub-Account has two sub-divisions. One sub-division applies to Policies during their first fifteen Policy years, which are subject to a Inheiritage Account administrative charge. See CHARGES AND DEDUCTIONS -- "Charges Against Assets of the Inheiritage Account." Thereafter, such Policies are automatically allocated to the second sub-division to account for the elimination of the Inheiritage Account administrative charge.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Sub-Accounts and Inheiritage Account.

ALLMERICA INVESTMENT TRUST


Allmerica Investment Trust (the "Trust") is an open-end, diversified management investment company registered with the Commission under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Trust or its separate investment Funds.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Seven investment portfolios ("Funds") of the Trust are available under the Policies, each issuing a series of shares: the Money Market Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund. Certain of the Funds may not be available in all states.



Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "Investment Advisory Services to The Trust."


VARIABLE INSURANCE PRODUCTS FUND


Variable Insurance Products Fund ("VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981 and is registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, and Fidelity VIP Growth Portfolio.



Various Fidelity companies perform certain activities required to operate VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of VIP as part of their operating expenses pay an investment management fee to FMR. See "Investment Advisory Services to VIP."


T. ROWE PRICE INTERNATIONAL SERIES, INC.


T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and is registered with the SEC under the 1940 Act. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. (See "Investment Advisory Services to T. Rowe Price").


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of the Funds is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE TRUST, VIP AND T. ROWE PRICE THAT ACCOMPANY THIS PROSPECTUS. THE PROSPECTUSES OF THE TRUST, VIP AND T. ROWE PRICE CONTAIN MORE DETAILED INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RESTRICTIONS, RISKS AND EXPENSES. Statements of Additional Information for the Funds are available on request. The investment objectives of the Funds may not be achieved. Policy Value may be less than the aggregate payments made under the Policy.



SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies that are believed to have significant potential for capital appreciation.



SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected for their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. The Sub-Adviser for the Select Growth and Income Fund is John A. Levin & Co., Inc.


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity VIP prospectus.


SELECT INCOME FUND -- seeks a high level of current income. The fund will invest primarily in investment grade, fixed-income securities. The Sub-Adviser for the Select Income Fund is Standish, Ayer & Wood, Inc.

MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. Allmerica Asset Management, Inc. is the Sub-Adviser of the Money Market Fund.


If there is a material change in the investment policy of a fund, we will notify you of the change. If you have policy value allocated to that fund, you may without charge reallocate the policy value to another fund or to the fixed account. We must receive your written request within 60 days of the LATEST of the:


    - Effective date of the change in the investment policy or

    - Receipt of the notice of your right to transfer.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISORY SERVICES TO THE TRUST.


RogersCasey, a leading pension consulting firm, assists the Company in the selection of the Policy's Funds, all of which are managed by experienced investment advisers. In addition, RogersCasey assists the Trust in the selection of investment advisers for the Funds of the Trust. RogersCasey provides consulting services to pension plans representing over $300 billion in total assets. In its consulting capacity, RogersCasey monitors the investment performance of over 1,000 investment advisers. Each investment adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the investment adviser's record in managing similar portfolios. In consultation with RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of an investment adviser of one of the Trust's Funds, or the addition or deletion of Funds. The committee includes members who may be affiliated or unaffiliated with the Company and the Trust.



Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company, is the investment manager of the Trust. The Manager has entered into agreements with investment advisers ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

Fidelity Management and Research Company ("FMR") is the investment adviser of VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.



Rowe Price-Fleming International, Inc. ("Price-Fleming") is the investment adviser of T. Rowe Price. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.



The following are the investment advisers of the Funds:



                    FUND                                    INVESTMENT ADVISER
---------------------------------------------  ---------------------------------------------
                                               Bank of Ireland Asset Management (U.S.)
Select International Equity Fund               Limited
T. Rowe Price International Stock Portfolio    Rowe Price-Fleming International, Inc.
Select Aggressive Growth Fund                  Nicholas-Applegate Capital Management, L.P.
Select Capital Appreciation Fund               Janus Capital Corporation
Select Growth Fund                             Putnam Investment Management, Inc.
Fidelity VIP Growth Portfolio                  Fidelity Management and Research Company
Select Growth and Income Fund                  John A. Levin & Co., Inc.
Fidelity VIP Equity-Income Portfolio           Fidelity Management and Research Company
Fidelity VIP High Income Portfolio             Fidelity Management and Research Company
Select Income Fund                             Standish, Ayer & Wood, Inc.
Money Market Fund                              Allmerica Asset Management, Inc.



The Trustees have responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement with Allmerica Investment Management company, Inc. ("Manager"), an indirectly wholly owned subsidiary of the Company. The Manager, subject to Trustee review, is responsible for the daily affairs of the Trust and the general management of the funds. The Manager performs administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager.


The Trust bears all expenses incurred in its operation, other than the expenses the Manager assumes under the management agreement. Trust expenses include:


    - Costs to register and qualify the Trust's shares under the 1933 Act


    - Other fees payable to the SEC

    - Independent public accountant, legal and custodian fees

    - Association membership dues, taxes, interest, insurance payments and brokerage commissions

    - Fees and expenses of the Trustees who are not affiliated with the Manager

    - Expenses for proxies, prospectuses, reports to shareholders and other expenses


Under the management agreement with the Trust, the Manager has entered agreements under which each Sub-Adviser manages the investments of one or more of the Funds. Under each agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustees' instructions. The terms of a Sub-Adviser agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund.



For providing its services under the management agreement, the Manager receives a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows: 1.00% for the Select International Equity Fund, the Select Capital Appreciation Fund and the Select Aggressive Growth Fund, 0.85% for the Select Growth Fund, 0.75% for the Select Growth and Income Fund, and 0.60% for the Select Income Fund. For the Money Market Fund, the fee is 0.35% on net asset value up to $50,000,000, 0.25% on the next $200,000,000, and
0.20% on the balance. The fee computed for each Fund is paid from the assets of the fund.

The Manager is solely responsible for the payment of all fees to Sub-Advisers for their investment management services. Sub-Adviser fees, described in the Trust's prospectus, in no way increase the costs that the Funds, the Inheiritage Account and Policyowners bear.



INVESTMENT ADVISORY SERVICES TO FIDELITY VIP



For managing investments and business affairs, each Portfolio pays a monthly fee to FMR. The prospectus of Fidelity VIP contains additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.


The Fidelity VIP High Income Portfolio pays a monthly fee to FMR at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by FMR. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.


2. An individual Fund fee rate of 0.45% of the Fidelity VIP High Income Portfolio's average net assets throughout the month.


One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Fidelity VIP Growth and the Fidelity VIP Equity-Income Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by FMR. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.30% for the Fidelity VIP Growth Portfolio and 0.20% for the Fidelity VIP Equity-Income Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.


Thus, the Fidelity VIP High Income Portfolio may have a fee as high as 0.82%. The Fidelity VIP Growth Portfolio may have a fee as high as 0.82% of its average net assets. The Fidelity VIP Equity-Income Portfolio may have a fee as high as 0.72% of its average net assets.


INVESTMENT ADVISORY SERVICES TO T. ROWE PRICE


The Investment Adviser for the T. Rowe Price International Stock Portfolio is Rowe Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers, with approximately $25 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong.


To cover investment management and operating expenses, the T. Rowe Price International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of 1.05% of its average daily net assets.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Inheiritage Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to you and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Inheiritage Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy owner.

The Company also reserves the right to establish additional Sub-Accounts of the Inheiritage Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.



Shares of the Funds of the Trust are also issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the Portfolios of Fidelity VIP and of T. Rowe Price are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity Policyowners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.



If any of these substitutions or changes is made, the Company may by endorsement change the Policy to reflect the substitution or change and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Inheiritage Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.


                                 VOTING RIGHTS

To the extent required by law, the Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Underlying Fund together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions received from all persons with an interest in such Sub-Account who furnish instructions to the Company. The Company will also vote shares that it owns and which are not attributable to Policies in the same proportion.


The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Underlying Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Underlying Fund in which the assets of the Sub-Account are invested.


The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as (a) to cause a change in the subclassification or investment objective of one or more of the Underlying Funds or (b) to approve or disapprove an investment advisory contract for the Underlying Funds. In addition, the Company may disregard voting instructions in favor of any change in the investment policies or in any investment adviser or principal underwriter initiated by Policyowners or the Trustees. The Company's disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Underlying Funds. In the event the Company does disregard voting instructions, a summary of that action and the reasons for that action will be included in the next periodic report to Policyowners.

                                   THE POLICY

APPLYING FOR A POLICY

A Policy cannot be issued until the underwriting procedure has been completed. Upon receipt at its Principal Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

CONDITIONAL INSURANCE AGREEMENT

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one "Minimum Monthly Factor" for the Policy as applied for, the Company will provide fixed conditional insurance in the amount of insurance applied for up to a maximum of $500,000, pending underwriting approval. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

If the application is approved, the Policy will be issued as of the date the terms of the Conditional Insurance Agreement were met. If no Conditional Insurance Agreement is in effect because the prospective Policyowner does not wish to make any payment until the Policy is issued or has paid an initial premium that is not sufficient to place the Policy in force, upon delivery of the Policy the Company will require payment of sufficient premium to place the insurance in force.

PREMIUMS HELD IN THE GENERAL ACCOUNT PENDING UNDERWRITING APPROVAL


Pending completion of insurance underwriting and Policy issuance procedures, the initial premium will be held in the Company's General Account. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Principal Office. IF A POLICY IS NOT ISSUED, THE PREMIUMS WILL BE RETURNED TO YOU WITHOUT INTEREST.


If the Policy is issued to the trustee of an employee benefit plan, the amounts held in the Company's General Account will be allocated to the Sub-Accounts according to the Policyowner's instructions when the Delivery Receipt is returned to the Principal Office. For all other Policyowners, the date we transfer the initial net premium from the General Account to the selected Sub-Accounts depends on the premium amount. If the initial net premiums are less than $10,000, the amounts held in the General Account will be allocated to the selected Sub-Accounts not later than three days after underwriting approval of the Policy. If the initial net premiums equal or exceed $10,000, or if the Policy provides for planned premium payments during the first year equal to or exceeding $10,000 annually, $5,000 semi-annually, $2,500 quarterly or $1,000 monthly, the entire Net Premium, plus any interest earned, will remain in the General Account until return of the Policy's Delivery Receipt to the Principal Office. The entire amount held in the General Account for allocation to the Inheiritage Account then will be allocated to the Sub-Accounts according to your instructions.

FREE-LOOK PERIOD


The Policy provides for an initial "free-look" period. You may cancel the Policy by mailing or delivering the Policy to the Principal Office or an agent of the Company on or before the latest of :


    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a notice of withdrawal rights to you.

When you return the Policy, the Company will mail within seven days a refund equal to the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Inheiritage Account, PLUS

(2) the value of the amounts allocated to the Inheiritage Account, PLUS

(3) any fees or charges imposed on the amounts allocated to the Inheiritage Account.

The amount refunded in (1) above includes any premiums allocated to the General Account. Where required by state law, the refund will equal the premiums paid. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.


FREE LOOK WITH FACE AMOUNT INCREASES -- After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "free look" with respect to the increase. You will have the right to cancel the increase before the latest of:


    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specification pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a notice of withdrawal rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

CONVERSION PRIVILEGES

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Inheiritage Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Inheiritage Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.


Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance policy to you. The new policy will have the same Face Amount, issue Age, Date of Issue, and Premium Classes as the original Policy.


PREMIUM PAYMENTS

Premium payments are payable to the Company, and may be mailed to the Principal Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Inheiritage Account or the General Account as of date of receipt at the Principal Office.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums, however, will not itself cause the Policy to lapse.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment ("MAP") procedure. Under a MAP procedure, amounts will be deducted each month, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under a MAP procedure is $50.


Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse. See POLICY TERMINATION AND REINSTATEMENT.


MINIMUM MONTHLY FACTOR


If, in the first 48 Policy months following issue or an increase in the Face Amount, you make premium payments, less partial withdrawals and partial withdrawal charges, at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or Policy Change which causes a change in the Minimum Monthly Factor has been in force and Debt does not exceed Policy Value less surrender charges, the Policy is guaranteed not to lapse during that period. EXCEPT FOR THE 48 POLICY MONTHS AFTER THE DATE OF ISSUE, OR THE EFFECTIVE DATE OF AN INCREASE IN THE FACE AMOUNT, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.



In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the addition or deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums which shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by IRS rules. Notwithstanding the current maximum premium limitations, however, the Company will accept a premium which is needed in order to prevent a lapse of the Policy during a Policy year. See POLICY TERMINATION AND REINSTATEMENT.


INCENTIVE FUNDING DISCOUNT


We will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any Debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Code) accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.


The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

PAID-UP INSURANCE OPTION


Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount, up to the Face Amount of the Policy, that the Surrender Value of the Policy can purchase for a net single premium at the Insureds' Ages and Premium Class on the date this option is elected. The Company will transfer any Policy Value in the Inheiritage Account to the General Account on the date it receives the written request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Table, Smoker or Non-Smoker, Male, Female (Table B for unisex policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.



IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND BENEFITS WILL BE AFFECTED:


    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Inheiritage Account to the General Account on the date it receives the Written Request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Inheiritage Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

ALLOCATION OF NET PREMIUMS

The Net Premium equals the premium paid less the tax expense charge and the premium expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Inheiritage Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than seven Sub-Accounts at any one time. The minimum amount which may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums at any time pursuant to written or telephone request. An allocation change will be effective as of the date of receipt of the notice at the Principal Office. Currently, no charge is imposed for changing premium allocation instructions. The Company reserves the right to impose such a charge in the future, but guarantees that the charge will not exceed $25.


If allocation changes by telephone are elected by the Policyowner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions.


The procedures the Company follows for telephone transactions include requiring callers to identify themselves by name, and to identify the Policyowner by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience; you bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners periodically should review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

TRANSFER PRIVILEGE

Subject to the Company's then current rules, you may at any time transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred.


All requests for transfers must be made to the Principal Office. The amount transferred will be based on the Policy Value in the Account(s) next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone request. As discussed in THE POLICY -- "Allocation of Net Premiums," a properly completed authorization form must be on file at the Principal Office before telephone requests will be honored.


Currently, transfers involving the General Account are permitted only if:

    - there has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

These rules are subject to change by the Company.

DOLLAR-COST AVERAGING OPTION AND AUTOMATIC REBALANCING OPTION

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invests in the Money Market Fund of the Trust to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

TRANSFER PRIVILEGE SUBJECT TO POSSIBLE LIMITS

The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers involving the General Account, and

    - the maximum amount that may be transferred each time from the General Account.

Currently, the first 12 transfers in a Policy year will be free of any charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment policy will not count towards the 12 free transfers.

DEATH PROCEEDS

The Policy provides for the payment of the Death Proceeds to the named Beneficiary on the death of the last surviving Insured. There are no Death Proceeds payable on the death of the first Insured to die. Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, the Policyowner must mail due proof of such death to the Principal Office. As long as the Policy remains in force (see POLICY TERMINATION AND REINSTATEMENT), the Company will pay the Death Proceeds of the Policy to the named Beneficiary, upon due proof of the death of the last surviving Insured.



The Company will normally pay the Death Proceeds within seven days of receiving due proof of the death of the last surviving Insured, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments." The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See APPENDIX B -- PAYMENT OPTIONS.


Prior to the Final Premium Payment Date, the Death Proceeds are:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death of the last surviving Insured; plus

    - any additional insurance on the Insureds' lives that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy. The amount of Death Proceeds payable will be determined as of the date of the Company's receipt of due proof of death of the last surviving Insured.

SUM INSURED OPTIONS

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the option once per Policy year by Written Request. There is no charge for a change in option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED


The Guideline Minimum Sum Insured is equal to a percentage of the Policy Value as set forth in the Table below. The Guideline Minimum Sum Insured is determined in accordance with Code regulations to ensure that the Policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE
          (Age of Younger Insured on Death of Last Surviving Insured)


   Age       Percentage
----------  -------------
 thru 40           250%
    41             243%
    42             236%
    43             229%
    44             222%
    45             215%
    46             209%
    47             203%
    48             197%
    49             191%
    50             185%
    51             178%
    52             171%
    53             164%
    54             157%
    55             150%
    56             146%
    57             142%
    58             138%
    59             134%

   Age       Percentage
----------  -------------
    60             130%
    61             128%
    62             126%
    63             124%
    64             122%
    65             120%
    66             119%
    67             118%
    68             117%
    69             116%
    70             115%
    71             113%
    72             111%
    73             109%
    74             107%
75 thru 90         105%
    91             104%
    92             103%
    93             102%
    94             101%
    95             100%


Under both Option 1 and Option 2 the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.


For any Face Amount, the amount of the Sum Insured and the Death Proceeds will be greater under Option 2 than under Option 1, since the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. However, the cost of insurance included in the Monthly Deduction will be greater, and thus the rate at which Policy Value will accumulate will be slower, under Option 2 than under Option 1 (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


If the Policyowner desires to have premium payments and investment performance reflected in the amount of the Sum Insured, the Policyowner should choose Option
2. If the Policyowner desires premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

ILLUSTRATIONS

For purposes of this illustration, assume that the younger Insured is under the Age of 40, and that there is no outstanding Debt.

ILLUSTRATION OF OPTION 1 -- Under Option 1, a Policy with a $300,000 Face Amount will generally have a Sum Insured equal to $300,000. However, because the Sum Insured must be equal to or greater than 300% of Policy Value, if at any time the Policy Value exceeds $100,000, the Sum Insured will exceed the $300,000 Face Amount. In this example, each additional dollar of Policy Value above $100,000 will increase the Sum Insured by $3.00. For example, a Policy with a Policy Value of $125,000 will have a Guideline Minimum Sum Insured of $375,000 ($125,000 x 3.00); Policy Value of $150,000 will produce a Guideline Minimum Sum Insured of $450,000 ($150,000 x 3.00); and Policy Value of $200,000 will produce a Guideline Minimum Sum Insured of $600,000 ($200,000 x 3.00).

Similarly, so long as Policy Value exceeds $100,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $125,000 to $100,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $375,000 to $300,000. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

The applicable percentage becomes lower as the younger Insured's Age increases. If the younger Insured's Age in the above example were, for example, 70 (rather than between 0 and 40), the applicable percentage would be 230%. The Sum Insured would not exceed the $300,000 Face Amount unless the Policy Value exceeded $130,436 (rather than $100,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $2.30.

ILLUSTRATION OF OPTION 2 -- For purposes of this illustration, assume that the younger Insured is under the Age of 40 and that there is no outstanding Debt.

Under Option 2, a Policy with a Face Amount of $300,000 will generally produce a Sum Insured of $300,000 plus Policy Value. For example, a Policy with Policy Value of $50,000 will produce a Sum Insured of $350,000 ($300,000 + $50,000);
Policy Value of $80,000 will produce a Sum Insured of $380,000 ($300,000 + $80,000); Policy Value of $100,000 will produce a Sum Insured of $400,000 ($300,000 + $100,000). However, the Sum Insured must be at least 300% of the Policy Value. Therefore, if the Policy Value is greater than $150,000, 300% of that amount will be the Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $150,000 will increase the Sum Insured by $3.00. For example, if the Policy Value is $200,000, the Guideline Minimum Sum Insured will be $600,000 ($200,000 x 3.00); Policy Value of $250,000 will produce a Guideline Minimum Sum Insured of $750,000 ($250,000 x 3.00); and Policy Value of $300,000 will produce a Guideline Minimum Sum Insured of $900,000 ($300,000 x 3.00).

Similarly, if Policy Value exceeds $150,000, each dollar taken out of Policy Value will reduce the Sum Insured by $3.00. If, for example, the Policy Value is reduced from $200,000 to $150,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $600,000 to $450,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus Policy Value.

The applicable percentage becomes lower as the younger Insured's Age increases. If the Insured's Age in the above example were 70, the applicable percentage would be 230%, so that the Sum Insured must be at least 2.30 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $300,000 unless the Policy Value exceeded $230,769 (rather than $150,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $2.30.

The Sum Insured under Option 2 will always be the greater of the Face Amount plus Policy Value or the Policy Value multiplied by the applicable percentage.

CHANGE IN SUM INSURED OPTION

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount less than $100,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Thus, under Option 2, the Insurance Amount at Risk will always equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance may also be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."


CHANGE FROM OPTION 2 TO OPTION 1


If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. However, the change in option will affect the determination of the Sum Insured from that point on, since the Policy Value will no longer be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will, respectively, reduce or increase the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Inheiritage Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.



A change in Sum Insured Option may result in total premiums paid exceeding the then current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to you. See THE POLICY -- "Premium Payments."


CHANGE IN FACE AMOUNT


Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Principal Office or, if Evidence of Insurability is required, the date of approval of the request.


INCREASES IN THE FACE AMOUNT


Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insureds is also required whenever the Face Amount is increased. A request for an increase in Face Amount may not be less than $100,000. You may not increase the Face Amount after the younger Insured reaches Age 80 or the older Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.


On the effective date of each increase in Face Amount, a transaction charge of $40 will be deducted from Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.


An increase in the Face Amount will generally affect the Insurance Amount at Risk and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge will also be calculated for the increase. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value" and "Surrender Charge."



After increasing the Face Amount, you will have the right (1) during a Free Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. See THE POLICY -- "Free-Look Period" and "Conversion Privileges." A refund of charges which would not have been deducted but for the increase will be made at your request.



DECREASES IN FACE AMOUNT


The minimum amount for a decrease in Face Amount is $100,000. The Face Amount in force after any decrease may not be less than $100,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS rules, the decrease may be limited or Policy Value may be returned to you (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in a tax liability to You.



A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value." For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:


    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.


This order will also be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro Rata Allocation. The current surrender charge will be reduced by the amount deducted. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


POLICY VALUE AND SURRENDER VALUE

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, PLUS

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE


The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the period when premiums are held in the General Account (before being transferred to the Inheiritage Account; see THE POLICY -- "Applying for a Policy") less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:


    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; PLUS

    - the value in the General Account (including any amounts transferred to the General Account with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Inheiritage Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal on an annual basis to .90% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 1.275%; and

(d) is the Inheiritage Account administrative charge for each day in the Valuation Period equal on an annual basis to 0.25% of the daily net asset value of that Sub-Account. This charge is applicable only during the first fifteen Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.


Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


DEATH PROCEEDS PAYMENT OPTIONS


During the Insureds' lifetimes, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. The payment options currently available are described in APPENDIX B -- PAYMENT OPTIONS. These choices are also available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future. If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the death of the last surviving Insured, select one or more of the payment options if no payments have yet been made.


OPTIONAL INSURANCE BENEFITS


Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A -- OPTIONAL BENEFITS may be added to a Policy by rider. The cost of any optional insurance benefits will be deducted as part of the Monthly Deduction. See CHARGES AND DEDUCTIONS -- "Monthly Deduction from Policy Value."

POLICY SURRENDER


You may at any time surrender the Policy and receive its Surrender Value. The Surrender Value is the Policy Value less any Debt and applicable surrender charges. The Surrender Value will be calculated as of the Valuation Date on which a Written Request for surrender and the Policy are received at the Principal Office. A surrender charge will be deducted when a Policy is surrendered if less than 15 full Policy years have elapsed from the Date of Issue of the Policy or from the effective date of any increase in Face Amount. See CHARGES AND DEDUCTIONS -- "Surrender Charge."



The proceeds on surrender may be paid in a single lump sum or under one of the payment options described in APPENDIX B -- PAYMENT OPTIONS. The Company will normally pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described in OTHER POLICY PROVISIONS -- "Postponement of Payments."



For important tax consequences which may result from surrender see FEDERAL TAX CONSIDERATIONS.


PARTIAL WITHDRAWALS


Any time after the first Policy year, you may withdraw a portion of the Surrender Value of the Policy, subject to the limits stated below, upon Written Request filed at the Principal Office. The Written Request must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.



A partial withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge as described under CHARGES AND DEDUCTIONS -- "Charges on Partial Withdrawals." The Company will normally pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances described in OTHER POLICY PROVISIONS -- "Postponement Of Payments."



For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

                             CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate the Company for providing the insurance benefits set forth in the Policy and any additional benefits added by rider, administering the Policy, incurring distribution expenses, and assuming certain risks in connection with the Policies.


Certain of the charges and deductions described below may be reduced for Policies issued to employees of the Company and its affiliates located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll), employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company or Allmerica Investments, Inc. to sell the Policies, and any spouses or children of the above persons. The Cost of Insurance Charges may be reduced, and no surrender charges, partial withdrawal charges or front-end sales loads will be imposed (and no commissions will be paid), where the Policyowner as of the date of application is within these categories.


TAX EXPENSE CHARGE


A charge will be deducted from each premium payment for the actual state and local premium taxes paid by the Company and a charge of 1% of premiums to compensate the Company for federal taxes imposed for deferred acquisition costs ("DAC") taxes. The premium tax deduction will change if there is a change in tax rates or if the applicable jurisdiction changes (the Company should be notified of any change in address as soon as possible). The Company reserves the right to increase or decrease the 1% DAC tax deduction to reflect changes in the Company's expenses for DAC taxes.


PREMIUM EXPENSE CHARGE


A charge of 1% of premiums will be deducted from each premium payment to partially compensate the Company for the cost of selling the Policies. The premium expense charge is a factor the Company must use when calculating the maximum sales load it can charge under SEC rules during the first two Policy years.


MONTHLY DEDUCTION FROM POLICY VALUE


Prior to the Final Premium Payment Date, a Monthly Deduction from Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider and a monthly administrative charge. The cost of insurance charge and the monthly administrative charges are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount will also include a $40 administrative charge for the increase. See THE POLICY -- "Change in Face Amount."



Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instruction, or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. However, if on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.


COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those last surviving Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount and for each subsequent increase in Face Amount. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE -- If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1, assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect. In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.


If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in the Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED -- If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured which is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

    - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)
                                          OR

    - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option
      2).


When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount. See THE POLICY -- "Change in Face Amount."



COST OF INSURANCE RATES -- Cost of insurance rates are based on a blended unisex rate table, Age and Premium Class of the Insureds at the Date of Issue, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, and risk classification. Sex-distinct rates do not apply, except in those states that do not permit unisex rates.



The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insureds' Ages increase. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Table D, Smoker or Non-Smoker, and the Insureds' Ages. The Tables used for this purpose set forth different mortality estimates for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age and Premium Class whose Policies have been in force for the same length of time.



The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into standard Premium Classes and substandard Premium Classes. In an otherwise identical Policy, an Insured in the Standard Premium Class will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk. The Premium Classes are also divided into two categories: smokers and nonsmokers. Nonsmoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a nonsmoker. The Company will provide notice to you of the opportunity for an Insured to be classified as a nonsmoker when the Insured reaches Age 18.


The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in Face Amount. For each increase in Face Amount you request, at a time when an Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if an Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGES


Prior to the Final Premium Payment Date, a monthly administrative charge of $6 per month will be deducted from Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insureds' Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.


CHARGES AGAINST ASSETS OF THE INHEIRITAGE ACCOUNT

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the Inheiritage Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.90% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policies. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 1.275% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company will therefore pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

INHEIRITAGE ACCOUNT ADMINISTRATIVE CHARGE


During the first 15 Policy years, the Company assesses a charge on an annual basis of 0.25% of the daily net asset value in each Sub-Account. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Inheiritage Account and the Sub-Accounts and is not expected to be a source of profit. The administrative functions and expenses assumed by the Company in connection with the Inheiritage Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees. No Inheiritage Account administrative charge is imposed after the 15th Policy year.


OTHER CHARGES AND EXPENSES


Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and statements of additional information of the Trust, Fidelity VIP, and T. Rowe Price contain additional information concerning such fees and expenses.

No charges are currently made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.


SURRENDER CHARGE

The Policy provides for a contingent surrender charge. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in Face Amount. The duration of the surrender charge is 15 years from Date of Issue or from the effective date of any increase in the Face Amount. A separate surrender charge, described in more detail below, is calculated upon the issuance of the Policy and for each increase in the Face Amount.


The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agent's commissions, advertising and the printing of the prospectus and sales literature.


The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount and

(b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by average issue Age from 1.95 (for average issue Ages 5 through 75) to 1.31 (for average issue Age 82).


In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The maximum surrender charge continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as described in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.



If you surrender the Policy during the first two Policy years following the Date of Issue, before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of initial Face Amount, as described above, but the deferred sales charge will not exceed 25% of premiums received. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE


A separate surrender charge will apply to and is calculated for each increase in Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of (a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and (b) is a deferred sales charge of 48% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by average Age (at the time of increase) from 1.95 (for average Ages 5 through 75) to 1.31 (for average Age 82). In accordance with limitations under state insurance regulations, the amount of the surrender charge will not exceed a specified amount per $1,000 of increase, as indicated in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. As is true for the initial Face Amount, (a) is a deferred administrative charge and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months and reduces by 0.5% or more per month thereafter, as provided in APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES.


If you surrender the Policy during the first two Policy years following an increase in Face Amount before making premium payments associated with the increase in Face Amount which are at least equal to one Guideline

Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of Face Amount increase, as described above, but the deferred sales charge will not exceed 25% of premiums associated with the increase. See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES. The premiums associated with the increase are determined as described below.


ALLOCATION OF POLICY VALUE AND PREMIUMS UPON AN INCREASE IN FACE AMOUNT

Additional premium payments may not be required to fund a requested increase in Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of existing Policy Value to the increase and to allocate subsequent premium payments between the initial Face Amount and the increase.

For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums would also be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.


See APPENDIX D -- CALCULATION OF MAXIMUM SURRENDER CHARGES for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.


POSSIBLE SURRENDER CHARGE ON A DECREASE IN THE FACE AMOUNT

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order: (1) the most recent increase; (2) the next most recent increases successively, and
(3) the initial Face Amount. Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.


CHARGES ON PARTIAL WITHDRAWALS


After the first Policy year, partial withdrawals of Surrender Value may be made. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $100,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge.

A partial withdrawal charge may also be deducted from Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the partial withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal.

This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
      Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

TRANSFER CHARGES

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy Year. See "THE POLICY -- Transfer Privilege."

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Account which invest in the Money Market Fund of the Trust to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year. See "THE POLICY -- Conversion Privileges," and "POLICY LOANS."

CHARGE FOR INCREASE IN THE FACE AMOUNT

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

OTHER ADMINISTRATIVE CHARGES

The Company reserves the right to impose a charge for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values. No such charges are currently imposed and any such charge is guaranteed not to exceed $25.

                                  POLICY LOANS

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

The loan amount normally will be paid within seven days after the Company receives the loan request at the Principal Office, but the Company may delay payments under certain circumstances. See OTHER POLICY PROVISIONS -- "Postponement of Payments."


A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a ProRata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account equal to the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.


PREFERRED LOAN OPTION -- A preferred loan option is available under the Policy. The preferred loan option will be available upon Written Request. It may be revoked by you at any time. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. Our current practice is to credit a rate of interest equal to the rate being charged for the preferred loan.



There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS). THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.


LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS


Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such Accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Inheiritage Account cannot exceed the Policy Value previously transferred from the Inheiritage Account to secure the Debt.



If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See POLICY TERMINATION AND REINSTATEMENT.


EFFECT OF POLICY LOANS

Although Policy loans may be repaid at any time prior to the lapse of the Policy, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account attributable to the loan.

Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the last surviving Insured or surrender.


                      POLICY TERMINATION AND REINSTATEMENT

TERMINATION

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.


Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the last surviving Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the last surviving Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.


LIMITED 48-MONTH GUARANTEE


Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factor for the number of months the Policy, increase in Face Amount, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy change which causes a change in the Minimum Monthly Factor is a change in the Face Amount or the addition or deletion of a rider.


Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

REINSTATEMENT


If the Policy has not been surrendered and the Insureds are alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the Company:


    - a written application for reinstatement,


    - Evidence of Insurability showing that the Insureds are insurable according to the Company's underwriting rules, and


    - a premium that, after the deduction of the tax expense charge and premium expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE


If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in (a) or (b), above. Under
(a), the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under (b), the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in (b) above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Principal Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                            OTHER POLICY PROVISIONS

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations, and insurance regulatory agencies in those states.

POLICYOWNER


The Policyowner is named in the applications for the Policy. The Policyowner is generally entitled to exercise all rights under a Policy while the Insureds are alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insureds is required whenever the Face Amount of insurance is increased.


BENEFICIARY


The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the death of the last surviving Insured. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the last surviving Insured. While the Insureds are alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the last surviving Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the last surviving Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the last surviving Insured dies will pass to surviving Beneficiaries proportionally.


INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the lifetimes of both Insureds for two years from the Date of Issue. The Company will not contest the validity of any increase in the

Face Amount after such increase or rider has been in force during the lifetimes of both Insureds for two years from its effective date.

SUICIDE


The Death Proceeds will not be paid if either Insured commits suicide within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, less any outstanding Debt and less any partial withdrawals. If either Insured commits suicide, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.


NOTICE OF FIRST INSURED TO DIE

Within 90 days of the death of the first Insured to die, or as soon thereafter as is reasonably possible, you must mail to the Principal Office due proof of such death.

AGE

If the Age of either Insured as stated in the application for a Policy is not correct, benefits under a Policy will be adjusted to reflect the correct Age, if death of the last surviving Insured occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured.

ASSIGNMENT


The Policyowner may assign a Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Principal Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


POSTPONEMENT OF PAYMENTS


Payments of any amount due from the Inheiritage Account upon surrender, partial withdrawals, or death of the last surviving Insured, as well as payments of a Policy loan and transfers may be postponed whenever: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or
(b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Inheiritage Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.


The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the last surviving Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

           NAME AND POSITION                       PRINCIPAL OCCUPATION(S) DURING
             WITH COMPANY                                  PAST FIVE YEARS
---------------------------------------  ---------------------------------------------------
Bruce C. Anderson                        Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica

Abigail M. Armstrong                     Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                    First Allmerica

John P. Kavanaugh                        Director and Chief Investment Officer of First
 Director, Vice President and Chief       Allmerica since 1996; Vice President, First
 Investment Officer                       Allmerica since 1991

John F. Kelly                            Director of First Allmerica since 1996; Senior Vice
 Director, Senior Vice President          President, General Counsel and Assistant
 and General Counsel                      Secretary, First Allmerica

J. Barry May                             Director of First Allmerica since 1996; Director
 Director                                 and President, The Hanover Insurance Company since
                                          1996; Vice President, The Hanover Insurance
                                          Company, 1993 to 1996

James R. McAuliffe                       Director of First Allmerica since 1996; President
 Director                                 and CEO, Citizens Insurance Company of America
                                          since 1994; Vice President 1982 to 1994 and Chief
                                          Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                          Director, Chairman of the Board, President and
 Director, Chairman of the Board,         Chief Executive Officer, First Allmerica since
 President and Chief Executive Officer    1989

Edward J. Parry, III                     Director and Chief Financial Officer of First
 Director, Vice President, Chief          Allmerica since 1996; Vice President and
 Financial Officer and Treasurer          Treasurer, First Allmerica since 1993

Richard M. Reilly                        Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990; Director,
                                          Allmerica Investments, Inc. since 1990; Director
                                          and President, Allmerica Investment Management
                                          Company, Inc. since 1990

Larry C. Renfro                          Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990

Eric A. Simonsen                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica since 1990; Chief
                                          Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                         Director of First Allmerica since 1996; Vice
 Director and Vice President              President, First Allmerica

                                  DISTRIBUTION


Allmerica Investments, Inc. ("Allmerica Investments"), an indirect subsidiary of the Company, acts as the principal underwriter of the Policies pursuant to a Sales and Administrative Services Agreement with the Company and the Inheiritage Account. Allmerica Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments or of broker-dealers which have selling agreements with Allmerica Investments.

The Company pays commissions based on a commission schedule. After issue of the Policy or an increase in Face Amount, commissions paid to agents who are registered representatives of Allmerica Investments generally will be up to 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 3.5% of any additional premiums. Certain registered representatives, including registered representatives enrolled in the Company's training program for new agents, may receive additional first year and renewal commissions and training reimbursements. General Agents of the Company and certain registered representatives may also be eligible to receive expense reimbursements based on the amount of earned commissions. General Agents may also receive overriding commissions, which will not exceed 10% of first-year or 14% of renewal premiums.



Commissions and expense reimbursements paid to broker-dealers, after issue of the Policy or an increase in Face amount, generally will equal 90% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions will generally equal up to 4% of any additional premiums. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.



                                    SERVICES



The Company receives fees from the investment advisers or other service providers of certain Underlying Funds in return for providing certain services to Policyowners. Currently, the Company receives service fees with respect to the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP High Income Portfolio, at an annual rate of 0.10% of the aggregate net asset value, respectively, of the shares of such Underlying Funds held by the Inheiritage Account. With respect to the T. Rowe Price International Stock Portfolio, the Company receives service fees at an annual rate of 0.15% per annum of the aggregate net asset value of shares held by the Inheiritage Account. The Company may in the future render services for which it will receive compensation from the investment advisers or other service providers of other Underlying Funds.


                               LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Inheiritage Account is a party, or to which the assets of the Inheiritage Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Inheiritage Account.

                              FURTHER INFORMATION


A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. Statements contained in this Prospectus concerning the Policy and other legal documents are summaries. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the Securities SEC's prescribed fees.


                            INDEPENDENT ACCOUNTANTS

The financial statements of the Company as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Inheiritage Account of First Allmerica Financial Life Insurance

Company as of December 31, 1996 and the period then ended, included in this Prospectus constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                           FEDERAL TAX CONSIDERATIONS


The effect of federal income taxes on the value of a Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to the Policyowner or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policies. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.



It should be recognized that the following summary of federal income tax aspects of amounts received under the Policies is not exhaustive, does not purport to cover all situations and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the trustee of an employee benefit plan. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.


THE COMPANY AND THE INHEIRITAGE ACCOUNT


The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Inheiritage Account. Based on these expectations, no charge is made for federal income taxes which may be attributable to the Inheiritage Account.


The Company will review periodically the question of a charge to the Inheiritage Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Inheiritage Account.

Under current laws the Company may also incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Inheiritage Account.

TAXATION OF THE POLICIES

The Company believes that the Policies described in this Prospectus will be considered life insurance contracts under Section 7702 of the Code, which generally provides for the taxation of life insurance contracts and places limitations on the relationship of the Policy Value to the Insurance Amount at risk. As a result, the Death Proceeds payable are excludable from the gross income of the Beneficiary. Moreover, any increase in the Policy Value of the Policy is not taxable until received by the Policyowner or the Policyowner's designee. But see "Modified Endowment Contracts." Although the Company believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a Policy will meet the Section 7702 definition of a life insurance contract. This is true particularly if the Policyowner pays the full amount of premiums permitted under the Policy. A Policyowner contemplating the payment of such premiums should do so only after consulting a tax adviser. If a Policy were determined not to be a life insurance contract under Section 7702, it would not have most of the tax advantages normally provided by a life insurance contract.


The Code requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance policy for tax purposes. Although the Company does not have control over the investments of the Underlying Funds, the Company believes that the Underlying Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policies may need to be modified to comply with such regulations. For these reasons, the Policies or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Inheiritage Account.



Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding, or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first fifteen years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner, or Beneficiary.


SPLIT OPTION RIDER

The Split Option Rider permits a Policy to be split into two other life insurance policies, one covering each Insured singly. A Policy split may have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. Unless a Policy split is so treated, it could result in recognition of taxable income on the gain in the Policy. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The Policyowner should consult a competent tax adviser regarding the possible adverse tax consequences of a Policy split.

POLICY LOANS


The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Contracts"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event IRS guidelines are issued in the future, you may revoke your request for a preferred loan.



Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. Generally, no tax deduction for interest is allowed on Policy loans, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any policies covering the greater of (1) five individuals or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation or (b) 20 individuals.


MODIFIED ENDOWMENT CONTRACTS


The Technical and Miscellaneous Revenue Act of 1988 ("1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." Under the 1988 Act, any life insurance policy, including a Policy offered by this Prospectus, that fails to satisfy a "seven-pay" test is considered a modified endowment contract. A policy fails to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid, had the policy provided for paid-up future benefits after the payment of seven level premiums.



If a policy is considered a modified endowment contract, all distributions under the Policy will be taxed on an "income first" basis. Most distributions received by a Policyowner directly or indirectly (including loans, withdrawals, partial surrenders, or the assignment or pledge of any portion of the value of the policy) will be includible in gross income to the extent that the cash surrender value of the policy exceeds the policyowner's investment in the contract. Any additional amounts will be treated as a return of capital to the extent of the policyowner's basis in the policy. In addition, with certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same policyowner during any 12-month period will be treated as a single modified endowment contract in determining taxable distributions.



Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be permanently classified as a modified endowment contract.



ESTATE AND GENERATION-SKIPPING TAXES



When the last surviving Insured dies, the Death Proceeds will generally be includible in the Policyowner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policyowner was not the last surviving Insured, the fair market value of the Policy would be included in the Policyowner's estate upon the Policyowner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death proceeds would be available to pay taxes due and other expenses incurred.



As a general rule, if an insured is the policyowner and death proceeds are payable to a person two or more generations younger than the Policyowner, a generation-skipping tax may be payable on the death proceeds at rates similar to the maximum estate tax rate in effect at the time. If the policyowner (whether or not he or she is an insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the taxable amount being the value of the policy. (Such a transfer is unlikely but not impossible.) If the death proceeds are not includible in the insured's estate (because the Insured retained no incidents of ownership and did not relinquish ownership within three years before death), the payment of the death proceeds to the beneficiary is not subject to the generation-skipping tax regardless of the beneficiary's generation. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, the policyowner should consult with a tax adviser for specific information where benefits are passing to younger generations.


                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT


As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities laws, any amount in the General Account is not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this Section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any separate account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. Subject to applicable law, the Company has sole discretion over the investment of assets of the General Account.

A portion or all of Net Premiums may be allocated or transferred to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. The allocation or transfer of funds to the General Account does not entitle you to share in the investment experience of the General Account.

GENERAL ACCOUNT VALUE


The Company bears the full investment risk for amounts allocated to the General Account and guarantees that interest credited to each Policyowner's Policy Value in the General Account will not be less than an annual rate of 4% ("Guaranteed Minimum Rate").



The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4% per year, and might not do so. However, the excess interest rate, if any, in effect on the date a premium is received at the Principal Office is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. YOU ASSUME THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.


Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to Debt. However, such Policy Value will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or Policy Value transferred to the General Account, plus interest at an annual rate of 4% per year, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

THE POLICY


This Prospectus describes an individual joint survivorship flexible premium variable life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the Inheiritage Account. For complete details regarding the General Account, see the Policy itself.


TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND POLICY LOANS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge, as applicable, may be imposed. In the event of a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. Partial withdrawals are made on a last-in/first-out basis from Policy Value allocated to the General Account.


The first 12 transfers in a Policy year are free of charge. Thereafter, a $10 transfer charge will be deducted for each transfer in that Policy year. The transfer privilege is subject to the consent of the Company and to the Company's then current rules.


Policy loans may also be made from the Policy Value in the General Account.

Transfers, surrenders, partial withdrawals, Death Proceeds and Policy loans payable from the General Account may be delayed up to six months. However, if payment is delayed for 30 days or more, the Company will pay interest at least equal to an effective annual yield of 3.5% per year for the period of deferment. Amounts from the General Account used to pay premiums on policies with the Company will not be delayed.

                              FINANCIAL STATEMENTS


Financial statements for the Company and for the Inheiritage Account are included in this Prospectus beginning immediately after this section. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Inheiritage Account.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

    In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in the accompanying notes to the consolidated financial statements, the Company changed its method of accounting for investments
(Note 1) and postemployment benefits (Note 11) in 1994.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1997, except as to Notes 1 and 2, which are as of February 19, 1997

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 REVENUES
     Premiums...................................  $2,236.3    $2,222.8    $2,181.8
     Universal life and investment product
       policy fees..............................     197.2       172.4       156.8
     Net investment income......................     669.9       710.1       743.1
     Net realized investment gains..............      66.8        19.1         1.1
     Realized gain on sale of mutual fund
       processing business......................      --          20.7        --
     Other income...............................     102.7        95.4       112.3
                                                  ---------   ---------   ---------
         Total revenues.........................   3,272.9     3,240.5     3,195.1
                                                  ---------   ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   1,957.0     2,010.3     2,047.0
     Policy acquisition expenses................     483.5       470.3       475.7
     Other operating expenses...................     483.2       455.0       518.9
                                                  ---------   ---------   ---------
         Total benefits, losses and expenses....   2,923.7     2,935.6     3,041.6
                                                  ---------   ---------   ---------
 Income before federal income taxes.............     349.2       304.9       153.5
                                                  ---------   ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      96.8       119.7        45.4
     Deferred...................................     (15.7)      (37.0)        8.0
                                                  ---------   ---------   ---------
         Total federal income tax expense.......      81.1        82.7        53.4
                                                  ---------   ---------   ---------
 Income before minority interest, extraordinary
  item, and cumulative effect of accounting
  change........................................     268.1       222.2       100.1
 Minority interest..............................     (74.6)      (73.1)      (51.0)
                                                  ---------   ---------   ---------
 Income before extraordinary item and cumulative
  effect of accounting changes..................     193.5       149.1        49.1
 Extraordinary item -- demutualization
  expenses......................................      --         (12.1)       (9.2)
 Cumulative effect of changes in accounting
  principles....................................      --          --          (1.9)
                                                  ---------   ---------   ---------
 Net income.....................................  $  193.5    $  137.0    $   38.0
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31
 (IN MILLIONS)                                                1996         1995
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities--at fair value (amortized cost of
      $7,279.1 and $7,467.9).............................  $ 7,461.5    $ 7,739.3
     Equity securities--at fair value (cost of $327.9 and
      $410.6)............................................      473.1        517.2
     Mortgage loans......................................      650.1        799.5
     Real estate.........................................      120.7        179.6
     Policy loans........................................      132.4        123.2
     Other long-term investments.........................      128.8         71.9
                                                           ----------   ----------
         Total investments...............................    8,966.6      9,430.7
                                                           ----------   ----------
   Cash and cash equivalents.............................      175.9        236.6
   Accrued investment income.............................      148.6        163.0
   Deferred policy acquisition costs.....................      822.7        735.7
                                                           ----------   ----------
   Reinsurance receivables:
     Future policy benefits..............................      102.8         97.1
     Outstanding claims, losses and loss adjustment
      expenses...........................................      663.8        799.6
     Unearned premiums...................................       46.2         43.8
     Other...............................................       62.8         58.9
                                                           ----------   ----------
         Total reinsurance receivables...................      875.6        999.4
                                                           ----------   ----------
   Deferred federal income taxes.........................       93.2         81.2
   Premiums, accounts and notes receivable...............      533.0        526.7
   Other assets..........................................      302.2        361.4
   Closed Block assets...................................      811.8        818.9
   Separate account assets...............................    6,233.0      4,348.8
                                                           ----------   ----------
         Total assets....................................  $18,962.6    $17,702.4
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,613.7    $ 2,639.3
     Outstanding claims, losses and loss adjustment
      expenses...........................................    2,944.1      3,081.3
     Unearned premiums...................................      822.5        800.9
     Contractholder deposit funds and other policy
      liabilities........................................    2,060.4      2,737.4
                                                           ----------   ----------
         Total policy liabilities and accruals...........    8,440.7      9,258.9
                                                           ----------   ----------
   Expenses and taxes payable............................      615.3        600.3
   Reinsurance premiums payable..........................       31.4         42.0
   Short-term debt.......................................       38.4         28.0
   Deferred federal income taxes.........................       34.6         47.8
   Long-term debt........................................        2.7          2.8
   Closed Block liabilities..............................      892.1        902.0
   Separate account liabilities..........................    6,227.2      4,337.8
                                                           ----------   ----------
         Total liabilities...............................   16,282.4     15,219.6
                                                           ----------   ----------
   Minority interest.....................................      784.0        758.5
   Commitments and contingencies (Notes 14 and 19)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,000 shares issued and outstanding...        5.0          5.0
   Additional paid-in-capital............................      392.4        392.4
   Unrealized appreciation on investments, net...........      131.4        153.0
   Retained earnings.....................................    1,367.4      1,173.9
                                                           ----------   ----------
         Total shareholder's equity......................    1,896.2      1,724.3
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $18,962.6    $17,702.4
                                                           ----------   ----------
                                                           ----------   ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 COMMON STOCK
     Balance at beginning of year...............  $    5.0    $   --      $   --
     Demutualization transaction................      --           5.0        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................       5.0         5.0        --
                                                  ---------   ---------   ---------
 ADDITIONAL PAID-IN-CAPITAL
     Balance at beginning of year...............     392.4        --          --
     Contributed from parent....................      --         392.4        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................     392.4       392.4        --
                                                  ---------   ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of year...............   1,173.9     1,071.4     1,033.4
     Net income prior to demutualization........      --          93.2        38.0
                                                  ---------   ---------   ---------
                                                   1,173.9     1,164.6     1,071.4
     Demutualization transaction................      --         (34.5)       --
     Net income subsequent to demutualization...     193.5        43.8        --
                                                  ---------   ---------   ---------
     Balance at end of year.....................   1,367.4     1,173.9     1,071.4
                                                  ---------   ---------   ---------
 NET UNREALIZED APPRECIATION (DEPRECIATION) ON
  INVESTMENTS
     Balance at beginning of year...............     153.0       (79.0)       17.5
                                                  ---------   ---------   ---------
     Cumulative effect of accounting change:
         Net appreciation on available-for-sale
           debt securities......................      --          --         296.1
         Provision for deferred federal income
           taxes and minority interest..........      --          --        (149.1)
                                                  ---------   ---------   ---------
                                                      --          --         147.0
                                                  ---------   ---------   ---------
     Effect of transfer of securities from
       held-to-maturity to available-for-sale:
         Net appreciation on available-for-sale
           debt securities......................      --          22.4        --
         Provision for deferred federal income
           taxes and minority interest..........      --          (9.6)       --
                                                  ---------   ---------   ---------
                                                      --          12.8        --
                                                  ---------   ---------   ---------
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........     (35.1)      466.0      (492.1)
         (Provision) benefit for deferred
           federal income taxes.................      11.8      (163.1)      171.9
         Minority interest......................       1.7       (83.7)       76.7
                                                  ---------   ---------   ---------
                                                     (21.6)      219.2      (243.5)
                                                  ---------   ---------   ---------
         Balance at end of year.................     131.4       153.0       (79.0)
                                                  ---------   ---------   ---------
             Total shareholder's equity.........  $1,896.2    $1,724.3    $  992.4
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
         (A WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                    1996         1995         1994
 --------------------------------------------  ----------   ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   193.5    $   137.0    $    38.0
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................       74.6         73.1         50.1
         Net realized gains..................      (66.8)       (39.8)        (1.1)
         Net amortization and depreciation...       44.7         57.7         45.9
         Deferred federal income taxes.......      (15.7)       (37.0)         8.0
         Change in deferred acquisition
           costs.............................      (73.9)       (38.4)       (34.6)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      (16.8)       (42.0)       (25.6)
         Change in accrued investment
           income............................       16.7          7.0          4.6
         Change in policy liabilities and
           accruals, net.....................     (184.3)       116.2        175.9
         Change in reinsurance receivable....      123.8        (75.6)       (31.9)
         Change in expenses and taxes
           payable...........................       26.0          7.5         88.0
         Separate account activity, net......        5.2         (0.1)         0.4
         Other, net..........................       38.5        (33.8)        14.0
                                               ----------   ----------   ----------
             Net cash provided by operating
               activities....................      165.5        131.8        331.7
                                               ----------   ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    3,985.8      2,738.4      2,097.8
     Proceeds from disposals of
       held-to-maturity fixed maturities.....       --          271.3        304.4
     Proceeds from disposals of equity
       securities............................      228.7        120.0        143.9
     Proceeds from disposals of other
       investments...........................       99.3         40.5         25.9
     Proceeds from mortgages matured or
       collected.............................      176.9        230.3        256.4
     Purchase of available-for-sale fixed
       maturities............................   (3,771.1)    (3,273.3)    (2,150.1)
     Purchase of held-to-maturity fixed
       maturities............................       --           --         (111.6)
     Purchase of equity securities...........      (90.9)      (254.0)      (172.2)
     Purchase of other investments...........     (168.0)       (24.8)       (26.6)
     Proceeds from sale of mutual fund
       processing business...................       --           32.9         --
     Capital expenditures....................      (12.8)       (14.1)       (43.1)
     Other investing activities, net.........        4.3          4.7          2.4
                                               ----------   ----------   ----------
             Net cash provided by (used in)
               provided by investing
               activities....................      452.2       (128.1)       327.2
                                               ----------   ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Deposits and interest credited to
       contractholder deposit funds..........      268.7        445.8        786.3
     Withdrawals from contractholder deposit
       funds.................................     (905.0)    (1,069.9)    (1,187.0)
     Change in short-term debt...............       10.4         (4.8)        (6.0)
     Change in long-term debt................       (0.1)         0.2          0.3
     Dividends paid to minority
       shareholders..........................       (3.9)        (4.1)        (4.2)
     Capital contributed from parent.........       --          392.4         --
     Payments for policyholders' membership
       interests.............................       --          (27.9)        --
     Subsidiary treasury stock purchased, at
       cost..................................      (42.0)       (20.9)        --
                                               ----------   ----------   ----------
             Net cash used in financing
               activities....................     (671.9)      (289.2)      (410.6)
                                               ----------   ----------   ----------
 Net change in cash and cash equivalents.....      (54.2)      (285.5)       248.3
 Net change in cash held in the Closed
  Block......................................       (6.5)       (17.6)        --
 Cash and cash equivalents, beginning of
  year.......................................      236.6        539.7        291.4
                                               ----------   ----------   ----------
 Cash and cash equivalents, end of year......  $   175.9    $   236.6    $   539.7
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $    18.6    $     4.1    $     4.3
     Income taxes paid.......................  $    72.0    $    90.6    $    46.1

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

    First Allmerica Financial Life Insurance Company ("FAFLIC", or the "Company", formerly State Mutual Life Assurance Company of America ["State Mutual"]) was organized as a mutual life insurance company until October 16, 1995. FAFLIC converted to a stock life insurance company pursuant to a plan of reorganization effective October 16, 1995 and became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The consolidated financial statements have been prepared as if FAFLIC were organized as a stock life insurance company for all periods presented. Thus, generally accepted accounting principles for stock life insurance companies have been applied retroactively for all periods presented.

    The consolidated financial statements of FAFLIC include the accounts of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC", formerly SMA Life Assurance Company), its wholly owned life insurance subsidiary, non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries), and Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C", a 59.5%-owned non-insurance holding company). The Closed Block assets and liabilities at December 31, 1996 and 1995, and its results of operations subsequent to demutualization are presented in the consolidated financial statements as single line items. Prior to demutualization such amounts are presented line by line in the consolidated financial statements (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1996 and 1995, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

    Minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, The Hanover Insurance Company ("Hanover"). Hanover's 82.5%-owned subsidiary is Citizens Corporation, the holding company for Citizens Insurance Company of America ("Citizens"). Minority interest also includes an amount related to the minority interest in Citizens Corporation.

    On February 19, 1997, AFC announced a definitive merger agreement under which it would acquire, at consideration of $33.00 per share, all of the shares of Allmerica P&C currently held by the minority stockholders. Additional information pertaining to the merger agreement is included in Note 2, significant transactions.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

    As of October 16, 1995, the Company established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts after the demutualization. Unless the Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. On October 16, 1995, FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

    Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets at October 16, 1995 measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at October 16, 1995, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined as of October 16, 1995.

    If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

    Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS No. 115). SFAS No. 115 requires that investments be classified into one of three categories; held-to-maturity, available-for-sale, or trading.

    The effect of implementing SFAS No. 115, as of January 1, 1994, was an increase in the carrying value of fixed maturity investments of $335.3 million, a decrease in deferred policy acquisition costs of $20.8 million, an increase in policyholder liabilities of $18.4 million, a net increase in deferred income tax liabilities of $103.7 million, an increase in minority interest of $45.4 million and an increase in shareholder's equity of $147.0 million, which resulted from changing the carrying value of certain fixed maturities from amortized cost to fair value and related adjustments. The implementation had no effect on net income.

    In November 1995, the Financial Accounting Standards Board issued a Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, which permitted companies to reclassify securities, where appropriate, based on the new guidance. As a result, the Company transferred securities with amortized cost and fair value of $696.4 million and $725.6 million, respectively, from the held-to-maturity category to the available-for-sale category, which resulted in a net increase in shareholder's equity of $12.8 million.

    Realized gains and losses on sales of fixed maturities and equity securities are determined on the specific-identification basis using amortized cost for fixed maturities and cost for equity securities. Fixed maturities and equity securities with other than temporary declines in fair value are written down to estimated fair value resulting in the recognition of realized losses.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

    Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

    Policy loans are carried principally at unpaid principal balances.

    Real estate that has been acquired through the foreclosure of mortgage loans is valued at the estimated fair value at the time of foreclosure. The Company considers several methods in determining fair value at foreclosure, using primarily third-party appraisals and discounted cash flow analyses. After foreclosure, the Company makes a determination as to whether the asset should be held for production of income or held for sale.

    Real estate investments held for the production of income and held for sale are carried at depreciated cost less valuation allowances, if necessary, to reduce the carrying value to fair value. Depreciation is generally calculated using the straight-line method.

    Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

    In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

    Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits over the expected life of the contracts using a revised interest rate applied to the remaining benefit period. Acquisition costs related to annuity and other life insurance businesses are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits. Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination.

    Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

    Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

I.  POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made on property and casualty and health insurance for reported losses and estimates of losses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

    Premiums for property and casualty, group life, and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

    All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty and group life, accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

K.  POLICYHOLDER DIVIDENDS

    Prior to demutualization, certain life, health and annuity insurance policies contained dividend payment provisions that enabled the policyholder to participate in the earnings of the Company. The amount of policyholders' dividends was determined annually by the Board of Directors. The aggregate amount of policyholders' dividends was related to the actual interest, mortality, morbidity and expense experience for the year and the Company's judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life insurance policies and individual annuity and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the Open Block. Subsequent to demutualization, the Company ceased issuance of participating policies.

    Prior to demutualization, the participating life insurance in force was 16.2% of the face value of total life insurance in force at December 31, 1994. The premiums on participating life, health and annuity policies were 11.3% and 6.4% of total life, health and annuity statutory premiums prior to demutualization in 1995 and 1994, respectively. Total policyholders' dividends were $23.3 million and $32.8 million prior to demutualization in 1995 and 1994, respectively.

L.  FEDERAL INCOME TAXES

    AFC, FAFLIC, AFLIAC and FAFLIC's non-insurance domestic subsidiaries file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States federal income tax return.

    Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No. 109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

M.  NEW ACCOUNTING PRONOUNCEMENTS

    In March 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of" was issued. This statement requires companies to write down to fair value long-lived assets whose carrying value is greater than the undiscounted cash flows of those assets. The statement also requires that long-lived assets of which management is committed to dispose, either by sale or abandonment, be valued at the lower of their carrying amount or fair value less costs to sell. This statement is effective for fiscal years beginning after December 15, 1995. The adoption of this statement has not had a material effect on the financial statements.

N.  RECLASSIFICATIONS

    Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

On February 19, 1997, AFC and Allmerica P&C entered into an Agreement and Plan of Merger (the "Merger Agreement") pursuant to which AFC will acquire all of the outstanding Common Stock, $1.00 par value per share, of Allmerica P&C that it does not already own for consideration consisting of $33.00 per share of Common Stock, subject to adjustment, payable in cash and shares of common stock, par value $0.01 per share, AFC (the "AFC Common Stock"). In addition, a shareholder of Allmerica P&C may elect to receive the consideration in cash, without interest, or in shares of AFC Common Stock, subject to proration as set forth in the Merger Agreement. The maximum number of shares of AFC Common Stock to be issued in the Merger is approximately 9.67 million shares. The acquisition will be accomplished by merging a newly-created, wholly-owned subsidiary of AFC with and into Allmerica P&C (the "Merger"), resulting in Allmerica P&C becoming a wholly-owned subsidiary of AFC. Also, immediately prior to the Merger, Allmerica P&C's Certificate of Incorporation will be amended to authorize a new class of Common Stock, one share of which will be exchanged for each share of Common Stock currently held by SMA Financial Corp., a wholly-owned subsidiary of AFC. The consummation of the Merger is subject to the satisfaction of various conditions, including the approval of regulatory authorities.

    On February 3, 1997, AFC Capital Trust (the "Trust"), a subsidiary business trust of AFC, issued $300 million Series A Capital Securities, which pay cumulative dividends at a rate of 8.207% semiannually commencing August 15, 1997. The Trust exists for the sole purpose of issuing the Capital Securities and investing the proceeds thereof in an equivalent amount of 8.207% Junior Subordinated Deferrable Interest Debentures due 2027 of AFC (the "Subordinated Debentures"). Through certain guarantees, the Subordinated Debentures and the terms of related agreements, AFC has irrevocably and unconditionally guaranteed the obligations of the Trust under the Capital Securities. Net proceeds from the offering of approximately $296.3 million are intended to fund a portion of the acquisition of the 24.2 million publicly-held shares of Allmerica P&C pursuant to an Agreement and Plan of Merger dated February 19, 1997.

    Pursuant to the plan of reorganization effective October 16, 1995, AFC issued 37.5 million shares of its common stock to eligible policyholders. AFC also issued 12.6 million shares of its common stock at a price of $21.00 per share in a public offering, resulting in net proceeds of $248.0 million, and issued Senior Debentures in the principal amount of $200.0 million which resulted in net proceeds of $197.2 million. AFC contributed $392.4 million of these proceeds to FAFLIC.

    Effective March 31, 1995, the Company entered into an agreement with TSSG, a division of First Data Corporation, pursuant to which the Company sold its mutual fund processing business and agreed not to engage in this business for four years after that date. In accordance with this agreement, the Company received proceeds of $32.1 million. A gain of $13.5 million, net of taxes of $7.2 million, was recorded in March 1995. Additionally, the Company received a non-recurring $3.1 million contingent payment, net of taxes of $1.7 million, in 1996, related to the aforementioned sale.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

    The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with SFAS No. 115. The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                               1996
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......  $   273.6     $  9.3       $  1.6      $  281.3
States and political subdivisions.......    2,236.9       48.5          7.7       2,277.7
Foreign governments.....................      108.0        7.3        --            115.3
Corporate fixed maturities..............    4,277.5      140.3         15.7       4,402.1
Mortgage-backed securities..............      383.1        4.7          2.7         385.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,279.1     $210.1       $ 27.7      $7,461.5
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   327.9     $148.9       $  3.7      $  473.1
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------


                                                               1995
                                          -----------------------------------------------
                                                        GROSS         GROSS
DECEMBER 31                               AMORTIZED   UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                             COST (1)      GAINS        LOSSES       VALUE
----------------------------------------  ---------   ----------   -----------   --------

U.S. Treasury securities and U.S.
 government and agency securities.......  $   377.0     $ 21.0        --         $  398.0
States and political subdivisions.......    2,110.6       60.7          4.0       2,167.3
Foreign governments.....................       60.6        3.4          0.6          63.4
Corporate fixed maturities..............    4,582.1      200.8         16.4       4,766.5
Mortgage-backed securities..............      337.6        8.6          2.1         344.1
                                          ---------   ----------   -----------   --------
Total fixed maturities..................  $ 7,467.9     $294.5       $ 23.1      $7,739.3
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------
Equity securities.......................  $   410.6     $111.7       $  5.1      $  517.2
                                          ---------   ----------   -----------   --------
                                          ---------   ----------   -----------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

    In March 1994, AFLIAC voluntarily withdrew its license in New York in order to provide for certain commission arrangements prohibited by New York comparable to AFLIAC's competitors. In connection with the withdrawal, FAFLIC, which is licensed in New York, became qualified to sell the products previously sold by AFLIAC in New York. AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1996, the amortized cost and market value of assets on deposit were $284.9 million and $292.2 million, respectively. At December 31, 1995, the amortized cost and market value of assets on deposit were $295.0 million and $303.6 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $98.0 million and $82.2 million were on deposit with various state and governmental authorities at December 31, 1996 and 1995, respectively.

    There were no contractual fixed maturity investment commitments at December 31, 1996 and 1995, respectively.

    The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                  1996
                                          --------------------
DECEMBER 31                               AMORTIZED     FAIR
(IN MILLIONS)                               COST       VALUE
----------------------------------------  ---------   --------

Due in one year or less.................  $   567.1   $  570.7
Due after one year through five years...    2,216.4    2,297.2
Due after five years through ten
 years..................................    2,373.1    2,432.0
Due after ten years.....................    2,122.5    2,161.6
                                          ---------   --------
    Total...............................  $ 7,279.1   $7,461.5
                                          ---------   --------
                                          ---------   --------

    The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                 PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31                    VOLUNTARY        GROSS  GROSS
(IN MILLIONS)                                        SALES          GAINS  LOSSES
---------------------------------------------  ------------------   -----  ------

1996

Fixed maturities.............................       $2,432.8        $19.3  $ 30.5
                                                    --------        -----  ------
Equity securities............................       $  228.1        $56.1  $  1.3
                                                    --------        -----  ------
1995

Fixed maturities.............................       $1,612.3        $23.7  $ 33.0
                                                    --------        -----  ------
Equity securities............................       $  122.2        $23.1  $  6.9
                                                    --------        -----  ------
1994

Fixed maturities.............................       $1,026.2        $12.6  $ 21.6
                                                    --------        -----  ------
Equity securities............................       $  124.3        $17.4  $  4.5
                                                    --------        -----  ------

    Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------
1996

Net appreciation, beginning of year.........................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
  Net (depreciation) appreciation on available-for-sale
    fixed maturities........................................     (94.1)         35.9       (58.2)
  Net appreciation from the effect on deferred policy
    acquisition costs and on policy liabilities.............      23.1        --            23.1
  Provision for deferred federal income taxes and minority
    interest................................................      33.6         (20.1)       13.5
                                                              ----------   -----------   -------
                                                                 (37.4)         15.8       (21.6)
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $ 71.3        $ 60.1     $ 131.4
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

                                                                             EQUITY
                                                                           SECURITIES
FOR THE YEARS ENDED DECEMBER 31                                 FIXED       AND OTHER
(IN MILLIONS)                                                 MATURITIES       (1)        TOTAL
------------------------------------------------------------  ----------   -----------   -------
1995

Net appreciation (depreciation), beginning of year..........    $(89.4)       $ 10.4     $ (79.0)
                                                              ----------   -----------   -------
Effect of transfer of securities between classifications:
  Net appreciation on available-for-sale fixed maturities...      29.2        --            29.2
  Effect of transfer on deferred policy acquisition costs
    and on policy liabilities...............................      (6.8)       --            (6.8)
  Provision for deferred federal income taxes and minority
    interest................................................      (9.6)       --            (9.6)
                                                              ----------   -----------   -------
                                                                  12.8        --            12.8
                                                              ----------   -----------   -------
Net appreciation on available-for-sale securities...........     465.4          87.5       552.9
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (86.9)                    (86.9)
Provision for deferred federal income taxes and minority
 interest...................................................    (193.2)        (53.6)     (246.8)
                                                              ----------   -----------   -------
                                                                 185.3          33.9       219.2
                                                              ----------   -----------   -------
Net appreciation, end of year...............................    $108.7        $ 44.3     $ 153.0
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

1994

Net appreciation, beginning of year.........................    $--           $ 17.5     $  17.5
                                                              ----------   -----------   -------
Cumulative effect of accounting change:
  Net appreciation on available-for-sale fixed maturities...     335.3        --           335.3
  Net depreciation from the effect of accounting change on
    deferred policy acquisition costs and on policy
    liabilities.............................................     (39.2)       --           (39.2)
  Provision for deferred federal income taxes and minority
    interest................................................    (149.1)       --          (149.1)
                                                              ----------   -----------   -------
                                                                 147.0        --           147.0
                                                              ----------   -----------   -------
Net depreciation on available-for-sale securities...........    (547.9)        (17.4)     (565.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      73.2        --            73.2
Provision for deferred federal income taxes and minority
 interest...................................................     238.3          10.3       248.6
                                                              ----------   -----------   -------
                                                                (236.4)         (7.1)     (243.5)
                                                              ----------   -----------   -------
Net (depreciation) appreciation, end of year................    $(89.4)       $ 10.4     $ (79.0)
                                                              ----------   -----------   -------
                                                              ----------   -----------   -------

(1) Includes net appreciation on other investments of $0.6 million, 2.2 million, and $0.6 million in 1996, 1995, and 1994, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

    FAFLIC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

    The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                              1996     1995
----------------------------------------  ------  --------

Mortgage loans..........................  $650.1  $  799.5
                                          ------  --------
Real estate:
  Held for sale.........................   110.4     168.9
  Held for production of income.........    10.3      10.7
                                          ------  --------
    Total real estate...................   120.7     179.6
                                          ------  --------
Total mortgage loans and real estate....  $770.8  $  979.1
                                          ------  --------
                                          ------  --------

    Reserves for mortgage loans were $19.6 million and $33.8 million at December 31, 1996 and 1995, respectively.

    During 1996, 1995 and 1994, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million, $26.1 million and $39.2 million, respectively.

    At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $22.1 million, of which $3.1 million related to the Closed Block. These commitments generally expire within one year.

    Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31
(IN MILLIONS)                              1996     1995
----------------------------------------  ------  --------

Property type:
  Office building.......................  $317.1  $  435.9
  Residential...........................    95.4     145.3
  Retail................................   177.0     205.6
  Industrial / warehouse................   124.8      93.8
  Other.................................    91.0     151.9
  Valuation allowances..................   (34.5)    (53.4)
                                          ------  --------
Total...................................  $770.8  $  979.1
                                          ------  --------
                                          ------  --------
Geographic region:
  South Atlantic........................   227.0  $  281.4
  Pacific...............................   154.4     191.9
  East North Central....................   119.2     118.2
  Middle Atlantic.......................   112.6     148.9
  West South Central....................    41.6      79.7
  New England...........................    50.9      94.9
  Other.................................    99.6     117.5
  Valuation allowances..................   (34.5)    (53.4)
                                          ------  --------
Total...................................  $770.8  $  979.1
                                          ------  --------
                                          ------  --------

    At December 31, 1996, scheduled mortgage loan maturities were as follows:
1997 -- $131.9 million; 1998 -- $161.7 million; 1999 -- $99.9 million; 2000 --
$138.0 million; 2001 -- $34.4 million; and $84.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1996, the Company refinanced $7.8 million of mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED                                              BALANCE AT
DECEMBER 31                BALANCE AT                             DECEMBER
(IN MILLIONS)              JANUARY 1    ADDITIONS   DEDUCTIONS       31
-------------------------  ----------   ---------   ----------   ----------

1996

Mortgage loans...........    $33.8        $ 5.5       $19.7        $19.6
Real estate..............     19.6        --            4.7         14.9
                             -----      ---------     -----        -----
    Total................    $53.4        $ 5.5       $24.4        $34.5
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1995

Mortgage loans...........    $47.2        $ 1.5       $14.9        $33.8
Real estate..............     22.9         (0.6)        2.7         19.6
                             -----      ---------     -----        -----
    Total................    $70.1        $ 0.9       $17.6        $53.4
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

1994

Mortgage loans...........    $73.8        $14.6       $41.2        $47.2
Real estate..............     21.0          3.2         1.3         22.9
                             -----      ---------     -----        -----
    Total................    $94.8        $17.8       $42.5        $70.1
                             -----      ---------     -----        -----
                             -----      ---------     -----        -----

    The carrying value of impaired loans was $33.6 million and $55.7 million, with related reserves of $11.9 million and $22.3 million as of December 31, 1996 and 1995, respectively. All impaired loans were reserved as of December 31, 1996 and 1995.

    The average carrying value of impaired loans was $50.4 million, $117.9 million and $155.5 million, with related interest income while such loans were impaired of $5.8 million, $9.3 million and $12.4 million as of December 31, 1996, 1995 and 1994 respectively.

D.  FUTURES CONTRACTS

    FAFLIC purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations and their effect on the net cash flows from the sales of guaranteed investment contracts. The notional amount of such futures contracts outstanding were $(33.0) million net short and $74.7 million long contracts at December 31, 1996 and 1995, respectively. Because the Company purchases and sells futures contracts through brokers who assume the risk of loss, the Company's exposure to credit risk under futures contracts is limited to the margin deposited with the broker. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding were $(32.4) million and $75.7 million at December 31, 1996 and 1995, respectively.

    Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. Deferred hedging gains (losses) were $0.5 million, $5.6 million, and $(7.7) million in 1996, 1995 and 1994, respectively. Gains and losses on hedge contracts that are deemed ineffective by management are realized immediately.

    A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 74.7  $126.6  $141.7
New contracts................................    (1.1)  349.2   816.0
Contracts terminated.........................  (106.6) (401.1) (831.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $(33.0) $ 74.7  $126.6
                                               ------  ------  ------
                                               ------  ------  ------

E.  FOREIGN CURRENCY SWAP CONTRACTS

    The Company enters into foreign currency swap contracts to hedge exposure to currency risk on foreign fixed maturity investments. Interest and principal related to foreign fixed maturity investments payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment translated at a specific currency exchange rate. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange. The fair values of the foreign currency swap contracts outstanding were $(9.2) million and $(1.8) million at December 31, 1996 and 1995, respectively.

    The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1996, 1995 and 1994. The Company had no deferred gains or losses on foreign currency swap contracts.

    A reconciliation of the notional amount of swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $104.6  $118.7  $128.8
New contracts................................    --      --      10.1
Contracts expired............................   (36.0)   --     (15.1)
Contracts terminated.........................    --     (14.1)   (5.1)
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 68.6  $104.6  $118.7
                                               ------  ------  ------
                                               ------  ------  ------

    Expected maturities of foreign currency swap contracts are $18.2 million in 1997 and $50.4 million in 1999 and thereafter. There are no expected maturities of foreign currency swap contracts in 1998.

F.  INTEREST RATE AND OTHER SWAP CONTRACTS

    The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. In addition, the Company has entered into two new types of swap contracts in 1996: security return-linked swap contracts and insurance portfolio-linked swap contracts for investment purposes. Under the security return-linked contracts, the Company agrees to exchange cash flows according to the performance of a specified security or portfolio of securities. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.

    The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase or (decrease) in net investment income related to interest rate and other swap contracts was $0.6 million, $0.7 million and $(1.3) million for the years ended December 31, 1996, 1995 and 1994, respectively. The Company had no deferred gains or losses relating to interest rate and other swap contracts. The fair values of interest rate and other swap contracts outstanding were $0.1 million, $0.4 million and $0.6 million for the years ended December 31, 1996, 1995 and 1994, respectively.

    A reconciliation of the notional amount of interest rate and other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Contracts outstanding, beginning of year.....  $ 17.5  $ 22.8  $ 22.8
New contracts................................    63.6    --      --
Contracts expired............................   (17.5)   (5.3)   --
                                               ------  ------  ------
Contracts outstanding, end of year...........  $ 63.6  $ 17.5  $ 22.8
                                               ------  ------  ------
                                               ------  ------  ------

    Expected maturities of interest rate and other swap contracts outstanding at December 31 are as follows: $43.6 million in 1997, $5.0 million in 1998, and $15.0 million in 1999 and thereafter.

G.  OTHER

    At December 31, 1996, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity, except for investments with the U.S. Treasury with a carrying value of $262.8 million.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

    The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $553.8  $555.1  $578.3
Mortgage loans...............................    69.5    97.0   119.9
Equity securities............................    11.1    13.2     9.9
Policy loans.................................    10.3    20.3    23.3
Real estate..................................    40.8    48.7    44.6
Other long-term investments..................    19.0     7.1     5.7
Short-term investments.......................    10.6    21.2    10.3
                                               ------  ------  ------
Gross investment income......................   715.1   762.6   792.0
Less investment expenses.....................   (45.2)  (52.5)  (48.9)
                                               ------  ------  ------
Net investment income........................  $669.9  $710.1  $743.1
                                               ------  ------  ------
                                               ------  ------  ------

    At December 31, 1996, fixed maturities and mortgage loans on non-accrual status were $2.0 million and $6.8 million, including restructured loans of $4.4 million. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was to reduce net income by $0.5 million, $0.6 million and $5.1 million in 1996, 1995 and 1994, respectively.

    The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $51.3 million, $98.9 million and $126.8 million at December 31, 1996, 1995 and 1994, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $7.7 million, $11.1 million and $14.4 million in 1996, 1995 and 1994, respectively. Actual interest income on these loans included in net investment income aggregated $4.5 million, $7.1 million and $8.2 million in 1996, 1995 and 1994, respectively.

    At December 31, 1996, fixed maturities with a carrying value of $2.0 million were non-income producing for the twelve months ended December 31, 1996. There were no mortgage loans which were non-income producing for the twelve months ended December 31, 1996.

    Included in long-term investments is income from limited partnerships of $13.7 million, $0.1 million and $0.6 million in 1996, 1995 and 1994, respectively.

B. REALIZED INVESTMENT GAINS AND LOSSES

    Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                   1996    1995    1994
---------------------------------------------  ------  ------  ------

Fixed maturities.............................  $ (9.7) $ (7.0) $  2.4
Mortgage loans...............................    (2.4)    1.4   (12.1)
Equity securities............................    54.8    16.2    12.4
Real estate..................................    21.1     5.3     1.4
Other........................................     3.0     3.2    (3.0)
                                               ------  ------  ------
Net realized investment gains................  $ 66.8  $ 19.1  $  1.1
                                               ------  ------  ------
                                               ------  ------  ------

    Proceeds from voluntary sales of investments in fixed maturities were $2,432.8 million, $1,612.3 million and $1,036.5 million in 1996, 1995 and 1994, respectively. Realized gains on such sales were $19.3 million, $23.7 million and $12.9 million; and realized losses were $30.5 million, $33.0 million and $21.6 million for 1996, 1995 and 1994, respectively.

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Fair values of interest rate futures were not material at December 31, 1996 and 1995.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

REINSURANCE RECEIVABLES

The carrying amount reported in the consolidated balance sheets approximates fair value.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Other liabilities are based on surrender values.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value. The fair value of long-term debt was estimated using market quotes, when available, and, when not available, discounted cash flow analyses.

    The estimated fair values of the financial instruments were as follows:

                                                       1996                  1995
                                               --------------------  --------------------
DECEMBER 31                                    CARRYING      FAIR    CARRYING      FAIR
(IN MILLIONS)                                    VALUE      VALUE      VALUE      VALUE
---------------------------------------------  ---------   --------  ---------   --------

FINANCIAL ASSETS
  Cash and cash equivalents..................  $   175.9   $  175.9  $   236.6   $  236.6
  Fixed maturities...........................    7,461.5    7,461.5    7,739.3    7,739.3
  Equity securities..........................      473.1      473.1      517.2      517.2
  Mortgage loans.............................      650.1      675.7      799.5      845.4
  Policy loans...............................      132.4      132.4      123.2      123.2
                                               ---------   --------  ---------   --------
                                               $ 8,893.0   $8,918.6  $ 9,415.8   $9,461.7
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

FINANCIAL LIABILITIES
  Guaranteed investment contracts............  $ 1,101.3   $1,119.2  $ 1,632.8   $1,677.0
  Supplemental contracts without life
    contingencies............................       23.1       23.1       24.4       24.4
  Dividend accumulations.....................       87.3       87.3       86.2       86.2
  Other individual contract deposit funds....       76.9       74.3       95.7       92.8
  Other group contract deposit funds.........      789.1      788.3      894.0      902.8
  Individual annuity contracts...............      935.6      719.0      966.3      810.0
  Short-term debt............................       38.4       38.4       28.0       28.0
  Long-term debt.............................        2.7        2.7        2.8        2.9
                                               ---------   --------  ---------   --------
                                               $ 3,054.4   $2,852.3  $ 3,730.2   $3,624.1
                                               ---------   --------  ---------   --------
                                               ---------   --------  ---------   --------

6.  CLOSED BLOCK

Included in other income in the Consolidated Statement of Income in 1996 and 1995 is a net pre-tax contribution from the Closed Block of $8.6 million and $2.9 million, respectively. Summarized financial information of the Closed Block as of December 31, 1996 and 1995 and for the period ended December 31, 1996, and the period from October 1, 1995 through December 31, 1995, is as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Assets
  Fixed maturities, at fair value (amortized cost of $397.2 and $447.4, respectively)........  $   403.9  $   458.0
  Mortgage loans.............................................................................      114.5       57.1
  Policy loans...............................................................................      230.2      242.4
  Cash and cash equivalents..................................................................       24.1       17.6
  Accrued investment income..................................................................       14.3       16.6
  Deferred policy acquisition costs..........................................................       21.1       24.5
  Other assets...............................................................................        3.7        2.7
                                                                                               ---------  ---------
Total assets.................................................................................  $   811.8  $   818.9
                                                                                               ---------  ---------
                                                                                               ---------  ---------
Liabilities
  Policy liabilities and accruals............................................................  $   883.4  $   899.2
  Other liabilities..........................................................................        8.7        2.8
                                                                                               ---------  ---------
Total liabilities............................................................................  $   892.1  $   902.0
                                                                                               ---------  ---------
                                                                                               ---------  ---------

                                                                                                   PERIOD FROM
DECEMBER 31,                                                                     DECEMBER 31,   OCTOBER 1 THROUGH
(IN MILLIONS)                                                                        1996       DECEMBER 31, 1995
-------------------------------------------------------------------------------  -------------  -----------------
Revenues
  Premiums.....................................................................    $    61.7        $    11.5
  Net investment income........................................................         52.6             12.8
  Realized investment loss.....................................................         (0.7)          --
                                                                                 -------------        -------
Total revenues.................................................................        113.6             24.3
                                                                                 -------------        -------
Benefits and expenses
  Policy benefits..............................................................        101.2             20.6
  Policy acquisition expenses..................................................          3.2              0.8
  Other operating expenses.....................................................          0.6           --
                                                                                 -------------        -------
Total benefits and expenses....................................................        105.0             21.4
                                                                                 -------------        -------
Contribution from the Closed Block.............................................    $     8.6        $     2.9
                                                                                 -------------        -------
                                                                                 -------------        -------
Cash flows
  Cash flows from operating activities:
    Contribution from the Closed Block.........................................    $     8.6        $     2.9
    Initial cash transferred to the Closed Block...............................       --                139.7
    Change in deferred policy acquisition costs, net...........................          3.4              0.4
    Change in premiums and other receivables...................................          0.2             (0.1)
    Change in policy liabilities and accruals..................................        (13.9)             2.0
    Change in accrued investment income........................................          2.3             (1.3)
    Other, net.................................................................          2.5              0.8
                                                                                 -------------        -------
Net cash provided by operating activities......................................          3.1            144.4
                                                                                 -------------        -------
  Cash flows from investing activities:
    Sales, maturities and repayments of investments............................        188.1             29.0
    Purchases of investments...................................................       (196.9)          (158.8)
    Other, net.................................................................         12.2              3.0
                                                                                 -------------        -------
Net cash provided by (used in) investing activities............................          3.4           (126.8)
                                                                                 -------------        -------
Net increase in cash and cash equivalents......................................          6.5             17.6
Cash and cash equivalents, beginning of year...................................         17.6           --
                                                                                 -------------        -------
Cash and cash equivalents, end of year.........................................    $    24.1        $    17.6
                                                                                 -------------        -------
                                                                                 -------------        -------

    On October 16, 1995, there were no valuation allowances transferred to the Closed Block on mortgage loans. There are no valuation allowances on mortgage loans in the Closed Block at December 31, 1996 or 1995, respectively.

    Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

7. DEBT

Short- and long-term debt consisted of the following:

DECEMBER 31
(IN MILLIONS)                                                                                       1996       1995
------------------------------------------------------------------------------------------------  ---------  ---------
Short-Term
  Commercial paper..............................................................................  $    37.8  $    27.7
  Other.........................................................................................        0.6        0.3
                                                                                                  ---------  ---------
Total short-term debt...........................................................................  $    38.4  $    28.0
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------
Long-term debt..................................................................................  $     2.7  $     2.8
                                                                                                  ---------  ---------
                                                                                                  ---------  ---------

    FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by various lines of credit. At December 31, 1996, the weighted average interest rate for outstanding commercial paper was approximately 5.5%.

    At December 31, 1996, FAFLIC had approximately $140.0 million in committed lines of credit provided by U.S. banks, of which $102.2 million was available for borrowing. These lines of credit generally have terms of less than one year, and require the Company to pay annual commitment fees of 0.07% of the available credit. Interest that would be charged for usage of these lines of credit is based upon negotiated arrangements.

    During 1996, the Company utilized repurchase agreements to finance certain investments. Although the repurchase agreements were entirely settled by year end, management may utilize this policy again in future periods.

    In October, 1995, AFC issued $200.0 million face amount of Senior Debentures for proceeds of $197.2 million net of discounts and issuance costs. These securities have an effective interest rate of 7.65%, and mature on October 16, 2025. Interest is payable semiannually on October 15 and April 15 of each year. The Senior Debentures are subject to certain restrictive covenants, including limitations on issuance of or disposition of stock of restricted subsidiaries and limitations on liens. AFC is in compliance with all covenants. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC.

    Interest expense was $16.8 million, $4.1 million and $4.3 million in 1996, 1995 and 1994, respectively. Interest expense included $11.0 million related to interest payments on repurchase agreements. All interest expense is recorded in other operating expenses.

8. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1996       1995       1994
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Federal income tax expense (benefit)
  Current............................................................................  $    96.8  $   119.7  $    45.4
  Deferred...........................................................................      (15.7)     (37.0)       8.0
                                                                                       ---------  ---------  ---------
Total................................................................................  $    81.1  $    82.7  $    53.4
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

    The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                           1996       1995       1994
------------------------------------------------------------------------------------  ---------  ---------  ---------
Expected federal income tax expense.................................................  $   122.3  $   105.6  $    53.7
  Tax-exempt interest...............................................................      (35.3)     (32.2)     (35.9)
  Differential earnings amount......................................................      (10.2)      (7.6)      35.0
  Dividend received deduction.......................................................       (1.6)      (4.0)      (2.5)
  Changes in tax reserve estimates..................................................        4.7       19.3        4.0
  Other, net........................................................................        1.2        1.6       (0.9)
                                                                                      ---------  ---------  ---------
Federal income tax expense..........................................................  $    81.1  $    82.7  $    53.4
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------

    Until conversion to a stock life insurance company, FAFLIC, as a mutual company, reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying the average equity base of the FAFLIC/AFLIAC consolidated group, as determined for tax purposes, by the estimate of an excess of an imputed earnings rate over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service (IRS). The differential earnings amount included in 1996 related to an adjustment for the 1994 tax year based on the actual mutual life insurance companies' earnings rate issued by the IRS in 1996. As a stock life company, FAFLIC is no longer required to reduce its policyholder dividend deduction by the differential earnings amount.

    The deferred income tax asset represents the tax effects of temporary differences attributable to Allmerica P&C, a separate consolidated group for federal tax return purposes. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                   1996       1995
--------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  AMT carryforwards.........................................................................  $   (16.3) $    (9.8)
  Loss reserve discounting..................................................................     (182.1)    (178.3)
  Deferred acquisition costs................................................................       57.5       55.1
  Employee benefit plans....................................................................      (25.1)     (25.5)
  Investments, net..........................................................................       73.4       77.4
  Bad debt reserve..........................................................................       (1.7)      (1.8)
  Other, net................................................................................        1.1        1.7
                                                                                              ---------  ---------
Deferred tax asset, net.....................................................................  $   (93.2) $   (81.2)
                                                                                              ---------  ---------
                                                                                              ---------  ---------

    The deferred income tax liability represents the tax effects of temporary differences attributable to the FAFLIC/AFLIAC consolidated federal tax return group. Its components were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                   1996       1995
--------------------------------------------------------------------------------------------  ---------  ---------
Deferred tax (assets) liabilities
  Loss reserve discounting..................................................................  $  (153.7) $  (129.1)
  Deferred acquisition costs................................................................      189.6      169.7
  Employee benefit plans....................................................................      (16.3)     (14.6)
  Investments, net..........................................................................       55.1       67.0
  Bad debt reserve..........................................................................      (24.5)     (26.3)
  Other, net................................................................................      (15.6)     (18.9)
                                                                                              ---------  ---------
Deferred tax liability, net.................................................................  $    34.6  $    47.8
                                                                                              ---------  ---------
                                                                                              ---------  ---------

    Gross deferred income tax assets totaled $435.3 million and $405.1 million at December 31, 1996 and 1995, respectively. Gross deferred income tax liabilities totaled $376.7 million and $371.7 million at December 31, 1996 and 1995, respectively.

    Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

    At December 31, 1996, there are available non-life net operating loss carryforwards of $0.8 million, and alternative minimum tax credit carryforwards of $16.3 million.

    The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/ AFLIAC consolidated group's federal income tax returns through 1991. The IRS has also examined the Allmerica P&C consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the federal income tax returns for 1989, 1990 and 1991 for both the FAFLIC/AFLIAC consolidated group, as well as the Allmerica P&C consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

9. PENSION PLANS

FAFLIC provides retirement benefits to substantially all of its employees under three separate defined benefit pension plans. Through December 31, 1994, retirement benefits were based primarily on employees' years of service and compensation during the highest five consecutive plan years of employment. Benefits under this defined benefit formula were frozen for most employees (but not for eligible agents) effective December 31, 1994. In their place, the Company adopted a defined benefit cash balance formula, under which the Company annually provides an allocation to each eligible employee as a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1996 and 1995 allocations were based on 7.0% of each eligible employee's salary. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

    Components of net pension expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                            1996       1995       1994
-------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost -- benefits earned during the year......................................  $    19.0  $    19.7  $    13.0
Interest accrued on projected benefit obligations....................................       21.9       21.1       20.0
Actual return on assets..............................................................      (42.2)     (89.3)      (2.6)
Net amortization and deferral........................................................        9.3       66.1      (16.3)
                                                                                       ---------  ---------  ---------
Net pension expense..................................................................  $     8.0  $    17.6  $    14.1
                                                                                       ---------  ---------  ---------
                                                                                       ---------  ---------  ---------

    The following table summarizes the combined status of the three pension plans. At December 31, 1996 the plans' assets exceeded their projected benefit obligations and in 1995 the plans' projected benefit obligations exceeded their assets.

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Actuarial present value of benefit obligations:
  Vested benefit obligation..................................................................  $   308.9  $   325.6
  Unvested benefit obligation................................................................        6.6        5.0
                                                                                               ---------  ---------
Accumulated benefit obligation...............................................................  $   315.5  $   330.6
                                                                                               ---------  ---------
                                                                                               ---------  ---------

Pension liability included in Consolidated Balance Sheets:
  Projected benefit obligation...............................................................  $   344.2  $   367.1
  Plan assets at fair value..................................................................      347.8      321.2
                                                                                               ---------  ---------
    Plan assets greater (less) than projected benefit obligation.............................        3.6      (45.9)
  Unrecognized net (gain) loss from past experience..........................................       (9.1)      48.8
  Unrecognized prior service benefit.........................................................      (11.5)     (13.8)
  Unamortized transition asset...............................................................      (24.7)     (26.5)
                                                                                               ---------  ---------
Net pension liability........................................................................  $   (41.7) $   (37.4)
                                                                                               ---------  ---------
                                                                                               ---------  ---------

    Determination of the projected benefit obligations was based on a weighted average discount rate of 7.0% in 1996 and 1995, and the assumed long-term rate of return on plan assets was 9%. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.5% to 6.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. The plans also hold stock of AFC.

    The Company has a profit sharing and 401(k) plan for its employees. Effective for plan years beginning after 1994, the profit sharing formula for employees has been discontinued and a 401(k) match feature has been added to the continuing 401(k) plan for the employees. Total plan expense in 1996, 1995 and 1994 was $5.5 million, $5.2 million and $12.6 million, respectively. In addition to this Plan, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 1996, 1995 and 1994 was $2.0 million, $3.5 million and $2.7 million, respectively.

10. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees and dependents, under several plans sponsored by FAFLIC, Hanover and Citizens. Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    The plan changes effective January 1, 1996 resulted in a negative plan amendment (change in eligibility and medical benefits) of $26.8 million and curtailment (no future increases in life insurance) of $5.3 million. The negative plan amendment will be amortized as prior service cost over the average number of years to full eligibility (approximately 9 years or $3.0 million per year). Of the $5.3 million curtailment gain, $3.3 million has been deducted from unrecognized loss and $2.0 million has been recorded as a reduction of the net periodic postretirement benefit expense.

    The plans' funded status reconciled with amounts recognized in the Company's consolidated balance sheet were as follows:

DECEMBER 31
(IN MILLIONS)                                                                                    1996       1995
---------------------------------------------------------------------------------------------  ---------  ---------
Accumulated postretirement benefit obligation:
  Retirees...................................................................................  $    40.4  $    44.9
  Fully eligible active plan participants....................................................        7.5       14.0
  Other active plan participants.............................................................       24.4       45.9
                                                                                               ---------  ---------
                                                                                                    72.3      104.8
Plan assets at fair value....................................................................     --         --
                                                                                               ---------  ---------
Accumulated postretirement benefit obligation in excess of plan assets.......................       72.3      104.8
Unrecognized prior service benefit...........................................................       23.8     --
Unrecognized loss............................................................................       (5.0)     (13.4)
                                                                                               ---------  ---------
Accrued postretirement benefit costs.........................................................  $    91.1  $    91.4
                                                                                               ---------  ---------
                                                                                               ---------  ---------

    The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                              1996       1995       1994
---------------------------------------------------------------------------------------  ---------  ---------  ---------
Service cost...........................................................................  $     3.2  $     4.2  $     6.6
Interest cost..........................................................................        4.6        6.9        6.9
Amortization of (gain) loss............................................................       (2.8)      (0.5)       1.4
                                                                                         ---------  ---------  ---------
Net periodic postretirement benefit expense............................................  $     5.0  $    10.6  $    14.9
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------

    For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1996, health care costs were assumed to increase 9.0% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1996 by $5.3 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1996 by $0.7 million.

    The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1996 and 1995.

11.  POSTEMPLOYMENT BENEFITS

Effective January 1, 1994, the Company adopted the provisions of Statement of Financial Accounting Standards No. 112, (SFAS No. 112), "Employers' Accounting for Postemployment Benefits", which requires employers to recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Prior to adoption, the Company had recognized the cost of these benefits on an accrual or paid basis, depending on the plan. Implementation of SFAS No. 112 resulted in a transition obligation of $1.9 million, net of federal income taxes and minority interest, and is reported as a cumulative effect of a change in accounting principle in the consolidated statement of income. The impact of this accounting change, after recognition of the cumulative effect, was not significant.

12.  STOCK-BASED COMPENSATION PLANS

In October 1995 the FASB issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (SFAS 123). The Standard is effective for fiscal years beginning after December 15,

1995, and requires the company either to apply a fair value measure to any stock-based compensation granted by the company, or continue to apply the valuation provisions of existing accounting standards, but with pro-forma net income and earnings per share disclosures using a fair value methodology to value the stock-based compensation. Beginning for the year ended December 31, 1996, AFC has elected to continue to apply the valuation provisions of existing accounting standards (APB 25). The pro-forma effect of applying SFAS 123 is not material.

    Effective June 17, 1996, AFC adopted a Long Term Stock Incentive Plan for employees of AFC (the "Employees' Plan"). Key employees of AFC and its subsidiaries are eligible for awards pursuant to the Plan administered by the Compensation Committee of the Board of Directors (the "Committee") of AFC. Under the terms of the Employees' Plan, options may be granted to eligible employees at a price not less than the market price of AFC's common stock on the date of grant. Option shares may be exercised subject to the terms prescribed by the Committee at the time of grant, otherwise options vest at the rate of 20% annually for five consecutive years and must be exercised not later than ten years from the date of grant. At June 17, 1996, 231,500 option shares were granted at an option price of $27.50. During 1996, 22,000 option shares were forfeited leaving 209,500 option shares outstanding at December 31, 1996. There were no options exercised during 1996. At December 31, 1996, there were no options exercisable and 2,140,500 option shares were available for future grant.

13.  DIVIDEND RESTRICTIONS

Massachusetts, Delaware, New Hampshire and Michigan have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC, AFLIAC, Hanover and Citizens, respectively.

    Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. At January 1, 1997, FAFLIC could pay dividends of $151.8 million to AFC without prior approval of the Commissioner.

    Dividends from FAFLIC to AFC will be the primary source of cash for repayment of the debt by AFC and payment of dividends to AFC stockholders.

    Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. At January 1, 1997, AFLIAC could pay dividends of $11.9 million to FAFLIC without prior approval.

    Pursuant to New Hampshire's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the New Hampshire Insurance Commissioner, is limited to 10% of such insurer's statutory policyholder surplus as of the preceding December 31. At January 1, 1997, the maximum dividend and other distributions that could be paid to Allmerica P&C by Hanover, without prior approval of the Insurance Commissioner, was approximately $15.4 million, which considers dividends declared to Allmerica P&C of $105.0 million during 1996, including $80.0 million which was declared in December. On January 2, 1997, Hanover declared an extraordinary dividend in the amount of $120.0 million, payable on or after January 21, 1997 to Allmerica P&C. The dividend, which was approved by the New Hampshire Department on January 9, 1997, is to be paid in a lump sum or in such installments as Allmerica P&C in its discretion may determine.

    Pursuant to Michigan's statute, the maximum dividends and other distributions that an insurer may pay in any twelve month period, without prior approval of the Michigan Insurance Commissioner, is limited to the greater of 10% of policyholders' surplus as of December 31 of the immediately preceding year or the statutory net income less realized gains, for the immediately preceding calendar year. At January 1, 1997, Citizens Insurance could pay dividends of $39.9 million to Citizens Corporation without prior approval.

14.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Retirement and Asset Management. Within these broad areas, the Company conducts business principally in five operating segments.

    The Risk Management group includes two segments: Regional Property and Casualty and Corporate Risk Management Services.

    The Regional Property and Casualty segment includes property and casualty insurance products, such as automobile insurance, homeowners insurance, commercial multiple-peril insurance, and workers' compensation insurance. These products are offered by Allmerica P&C through its operating subsidiaries, Hanover and Citizens. Substantially all of the Regional Property and Casualty segment's earnings are generated in Michigan and the Northeast (Connecticut, Massachusetts, New York, New Jersey, New Hampshire, Rhode Island, Vermont and Maine). The Corporate Risk Management Services segment includes group life and health insurance products and services which assist employers in administering employee benefit programs and in managing the related risks.

    The Retirement and Asset Management group includes three segments: Retail Financial Services, Institutional Services and Allmerica Asset Management. The Retail Financial Services segment includes variable annuities, variable universal life-type, traditional and health insurance products distributed via retail channels to individuals across the country. The Institutional Services segment includes primarily group retirement products such as 401(k) plans, tax-sheltered annuities and GIC contracts which are distributed to institutions across the country via work-site marketing and other arrangements. Allmerica Asset Management is a Registered Investment Advisor which provides investment advisory services primarily to affiliates and to other institutions, such as insurance companies and pension plans.

    Summarized below is financial information with respect to business segments for the year ended and as of December 31.

 (IN MILLIONS)                                    1996         1995         1994
 --------------------------------------------  ----------   ----------   ----------
 Revenues:
   Risk Management
     Regional Property and Casualty..........  $ 2,193.7    $ 2,095.1    $ 2,004.8
     Corporate Risk Management...............      361.5        328.5        302.4
                                               ----------   ----------   ----------
       Subtotal..............................    2,555.2      2,423.6      2,307.2
                                               ----------   ----------   ----------
   Retirement and Asset Management
     Retail Financial Services...............      450.9        486.7        507.9
     Institutional Services..................      266.7        330.2        397.9
     Allmerica Asset Management..............        8.8          4.4          4.0
                                               ----------   ----------   ----------
       Subtotal..............................      726.4        821.3        909.8
                                               ----------   ----------   ----------
   Eliminations..............................       (8.7)        (4.4)       (21.9)
                                               ----------   ----------   ----------
 Total.......................................  $ 3,272.9    $ 3,240.5    $ 3,195.1
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 Income (loss) from continuing operations
  before income taxes:
   Risk Management
     Regional Property and Casualty..........  $   197.7    $   206.3    $   113.1
     Corporate Risk Management...............       20.7         18.3         19.9
                                               ----------   ----------   ----------
       Subtotal..............................      218.4        224.6        133.0
                                               ----------   ----------   ----------
   Retirement and Asset Management...........
     Retail Financial Services...............       76.9         35.2         14.2
     Institutional Services..................       52.8         42.8          4.4
     Allmerica Asset Management..............        1.1          2.3          1.9
                                               ----------   ----------   ----------
       Subtotal..............................      130.8         80.3         20.5
                                               ----------   ----------   ----------
 Total.......................................  $   349.2    $   304.9    $   153.5
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------
 Identifiable assets:
   Risk Management
     Regional Property and Casualty..........  $ 5,703.9    $ 5,741.8    $ 5,408.7
     Corporate Risk Management...............      506.0        458.9        386.3
                                               ----------   ----------   ----------
       Subtotal..............................    6,209.9      6,200.7      5,795.0
                                               ----------   ----------   ----------
   Retirement and Asset Management
     Retail Financial Services...............    8,871.3      7,218.7      5,639.8
     Institutional Services..................    3,879.0      4,280.9      4,484.5
     Allmerica Asset Management..............        2.4          2.1          2.2
                                               ----------   ----------   ----------
       Subtotal..............................   12,752.7     11,501.7     10,126.5
                                               ----------   ----------   ----------
 Total.......................................  $18,962.6    $17,702.4    $15,921.5
                                               ----------   ----------   ----------
                                               ----------   ----------   ----------

15.  LEASE COMMITMENTS

Rental expenses for operating leases, principally with respect to buildings, amounted to $33.6 million, $36.4 million and $35.2 million in 1996, 1995 and 1994, respectively. At December 31, 1996, future minimum rental payments under non-cancelable operating leases were approximately $71.7 million, payable as follows: 1997 -- $26.4 million; 1998 -- $19.6 million; 1999 -- $12.8 million;
2000 -- $8.0 million; and $5.0 million thereafter.

    It is expected that in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1997.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

    Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

    The Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers.

    These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). At December 31, 1996, the MCCA and CAR were the only two reinsurers which represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company cedes a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1996, 1995 and 1994 were $38.0 million and $21.8 million, $49.1 million and $33.7 million, and $50.0 million and $29.8 million, respectively.

    From 1988 through 1992, the Company was a servicing carrier in Maine, and ceded a significant portion of its workers' compensation premiums to the Maine Workers' Compensation Residual Market Pool, which is administered by The National Council on Compensation Insurance ("NCCI"). The Company was involved in legal proceedings regarding the MWCRP's deficit which through a legislated settlement issued on June 23, 1995 provided for an initial funding of $220.0 million, of which the insurance carriers were responsible for $65.0 million. Hanover paid its allocation of $4.2 million in December 1995. Some of the small carriers are currently appealing this decision. The Company's right to recover reinsurance balances for claims properly paid is not at issue in any such proceedings. The Company expects to collect its reinsurance balance; however, funding of the cash flow needs of the MWCRP may in the future be affected by issues related to certain litigation, the outcome of which the Company cannot predict. The Company ceded to MCCA net premiums earned and losses and loss adjustment expenses in 1996, 1995 and 1994 of $50.5 million and $(52.9) million, $66.8 million and $62.9 million, and $80.0 million and $24.2 million, respectively. Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

    The effects of reinsurance were as follows:

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 Life insurance premiums:
   Direct.......................................  $  389.1    $  438.9    $  447.2
   Assumed......................................      87.8        71.0        54.3
   Ceded........................................    (138.9)     (150.3)     (111.0)
                                                  ---------   ---------   ---------
 Net premiums...................................  $  338.0    $  359.6    $  390.5
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty premiums written:
   Direct.......................................  $2,039.7    $2,039.4    $1,992.4
   Assumed......................................     108.7       125.0       128.6
   Ceded........................................    (234.0)     (279.1)     (298.1)
                                                  ---------   ---------   ---------
 Net premiums...................................  $1,914.4    $1,885.3    $1,822.9
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty premiums earned:
   Direct.......................................  $2,018.5    $2,021.7    $1,967.1
   Assumed......................................     112.4       137.7       116.1
   Ceded........................................    (232.6)     (296.2)     (291.9)
                                                  ---------   ---------   ---------
 Net premiums...................................  $1,898.3    $1,863.2    $1,791.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Life insurance and other individual policy
  benefits, claims, losses and loss adjustment
  expenses:
   Direct.......................................  $  618.0    $  749.6    $  773.0
   Assumed......................................      44.9        38.5        28.9
   Ceded........................................     (77.8)      (69.5)      (61.6)
                                                  ---------   ---------   ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $  585.1    $  718.6    $  740.3
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------
 Property and casualty benefits, claims, losses
  and loss adjustment expenses:
   Direct.......................................  $1,288.3    $1,372.7    $1,364.4
   Assumed......................................      85.8       146.1       102.7
   Ceded........................................      (2.2)     (229.1)     (160.4)
                                                  ---------   ---------   ---------
 Net policy benefits, claims, losses and loss
  adjustment expenses...........................  $1,371.9    $1,289.7    $1,306.7
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects changes to the deferred policy acquisition asset:

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                         1996       1995       1994
 --------------------------------------------------  --------   --------   --------
 Balance at beginning of year......................  $ 735.7    $ 802.8    $ 746.9
   Acquisition expenses deferred...................    560.8      504.8      510.3
   Amortized to expense during the year............   (483.5)    (470.3)    (475.7)
   Adjustment to equity during the year............      9.7      (50.4)      21.3
   Transferred to the Closed Block.................     --        (24.8)      --
   Adjustment for cession of term life insurance...     --        (26.4)      --
                                                     --------   --------   --------
 Balance at end of year............................  $ 822.7    $ 735.7    $ 802.8
                                                     --------   --------   --------
                                                     --------   --------   --------

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

    The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $471.7 million, $446.9 million and $371.4 million at December 31, 1996, 1995 and 1994, respectively. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $0.6 million and $2.2 million in 1996 and 1994, respectively, and increased by $17.6 million in 1995. Unfavorable development in the accident and health business during 1995 is primarily due to reserve strengthening and adverse experience in the Company's individual disability line of business

    The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

 FOR THE YEARS ENDED DECEMBER 31
 (IN MILLIONS)                                      1996        1995        1994
 -----------------------------------------------  ---------   ---------   ---------
 Reserve for losses and LAE, beginning of
  year..........................................  $2,896.0    $2,821.7    $2,717.3
 Incurred losses and LAE, net of reinsurance
  recoverable:
   Provision for insured events of the current
     year.......................................   1,513.3     1,427.3     1,434.8
   Decrease in provision for insured events of
     prior years................................    (141.4)     (137.6)     (128.1)
                                                  ---------   ---------   ---------
 Total incurred losses and LAE..................   1,371.9     1,289.7     1,306.7
                                                  ---------   ---------   ---------
 Payments, net of reinsurance recoverable:
   Losses and LAE attributable to insured events
     of current year............................     759.6       652.2       650.2
   Losses and LAE attributable to insured events
     of prior years.............................     627.6       614.3       566.9
                                                  ---------   ---------   ---------
 Total payments.................................   1,387.2     1,266.5     1,217.1
                                                  ---------   ---------   ---------
 Change in reinsurance recoverable on unpaid
  losses........................................    (136.6)       51.1        14.8
                                                  ---------   ---------   ---------
 Reserve for losses and LAE, end of year........  $2,744.1    $2,896.0    $2,821.7
                                                  ---------   ---------   ---------
                                                  ---------   ---------   ---------

    As part of an ongoing process, the property and casualty reserves have been re-estimated for all prior accident years and were decreased by $141.4 million, $137.6 million and $128.1 million in 1996, 1995 and 1994, respectively. The increase in favorable development on prior years' reserves of $3.8 million in 1996 results primarily from an $11.4 million increase in favorable development at Citizens.

    The increase in Citizens' favorable development of $11.4 million in 1996 reflects improved severity in the personal automobile line, where favorable development increased $28.6 million to $33.0 million in 1996, partially offset by less favorable development in the workers' compensation line. In 1995, the workers' compensation line had favorable development of $32.7 million, primarily as a result of Citizens re-estimating reserves to reflect the new claims cost management programs and the Michigan Supreme Court ruling, which decreases the maximum to be paid for indemnity cases on all existing and future claims. In 1996, the favorable development in the workers' compensation line of $21.8 million also reflected these developments. Hanover's favorable development, including voluntary and involuntary pools, decreased $7.7 million in 1996 to $82.9 million, primarily attributable to a decrease in favorable development in the workers' compensation line of $19.8 million to favorable development of $17.3 million in 1996. This decrease is primarily attributable to a re-estimate of reserves with respect to certain types of workers' compensation policies including large deductibles and excess of loss policies. In addition, during 1995 the Regional Property and Casualty subsidiaries refined their estimation of unallocated loss adjustment expenses which increased favorable development in that year. Favorable development in the personal automobile line also decreased $4.7 million, to $42.4 million in 1996. These decreases were offset by increases in favorable development of $1.9 million and $5.6 million, to $12.6 million and $5.7 million, in the commercial automobile and commercial multiple peril lines, respectively. Favorable development in other lines increased by $8.8 million, primarily as a result of environmental reserve strengthening in 1995. Favorable development in Hanover's voluntary and involuntary pools increased $3.7 million to $4.1 million during 1996.

    The increase in favorable development on prior years' reserves of $9.5 million in 1995 results primarily from a $34.6 million increase in favorable development at Citizens. Favorable development in Citizens' personal automobile and workers' compensation lines increased $16.6 million and $15.5 million, to favorable development of $4.4 million and $32.7 million, respectively, due to the aforementioned change in claims cost management and the Michigan Supreme Court ruling. Hanover's favorable development, not including the effect of voluntary and involuntary pools, was relatively unchanged at $90.2 million in 1995 compared to $91.7 million in 1994. Favorable development in Hanover's workers' compensation line increased $27.7 million to $31.0 million during 1995. This was offset by decreases of $14.6 million and $12.6 million, to $45.5 million and $0.1 million, in the personal automobile and commercial multiple peril lines, respectively. Favorable development in Hanover's voluntary and involuntary pools decreased $23.6 million to $0.4 million during 1995.

    This favorable development reflects the Regional Property and Casualty subsidiaries' reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

    Due to the nature of business written by the Regional Property and Casualty subsidiaries, the exposure to environmental liabilities is relatively small, and therefore, their reserves are relatively small compared to other types of liabilities. Losses and LAE reserves related to environmental damage and toxic tort liability, included in the total reserve for losses and LAE, were $50.8 million and $43.2 million, net of reinsurance of $20.2 million and $8.4 million, at the end of 1996 and 1995, respectively. During 1995, the Regional Property and Casualty subsidiaries redefined their environmental liabilities in conformity with new guidelines issued by the NAIC. This had no impact on results of operations. The Regional Property and Casualty subsidiaries do not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Regional Property and Casualty subsidiaries may be required to defend such claims. During 1995, Hanover performed an actuarial review of its environmental reserves. This resulted in Hanover's providing additional reserves for "IBNR" (incurred but not reported) claims, in addition to existing reserves for reported claims. Although these claims are not material, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become material. Management believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims for environmental liability are adequate. In addition, management is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

19.  MINORITY INTEREST

The Company's interest in Allmerica P&C is represented by ownership of 59.5%, 58.3% and 57.4% of the outstanding shares of common stock at December 31, 1996, 1995 and 1994, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

20.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

    Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by, solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

    On June 23, 1995, the governor of Maine approved a legislative settlement for the Maine Workers' Compensation Residual Market Pool deficit for the years 1988 through 1992. The settlement provides for an initial funding of $220.0 million toward the deficit. The insurance carriers are liable for $65.0 million, and employers will contribute $110.0 million payable through surcharges on premiums over the course of the next ten years. The major insurers are responsible for 90% of the $65.0 million. Hanover's allocated share of the settlement is approximately $4.2 million, which was paid in December 1995. The remainder of the deficit of $45.0 million will be paid by the Maine Guaranty Fund, payable in quarterly contributions over ten years. A group of smaller carriers filed litigation to appeal the settlement. The Company believes that adequate reserves have been established for any additional liability.

    The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

RESIDUAL MARKETS

    The Company is required to participate in residual markets in various states. The results of the residual markets are not subject to the predictability associated with the Company's own managed business, and are significant to the workers' compensation line of business and both the private passenger and commercial automobile lines of business.

21.  STATUTORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

 (IN MILLIONS)                                          1996        1995       1994
 ---------------------------------------------------  ---------   ---------   -------
 Statutory net income (Combined)
   Property and Casualty Companies..................  $  155.3    $  155.3    $ 79.9
   Life and Health Companies........................     133.3       134.3      40.7
                                                      ---------   ---------   -------
 Statutory Shareholder's Surplus (Combined)
   Property and Casualty Companies..................  $1,201.6    $1,128.4    $974.3
   Life and Health Companies........................   1,120.1       965.6     465.3
                                                      ---------   ---------   -------

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The quarterly results of operations for 1996 and 1995 are summarized below:

 For the Three Months Ended
 (In millions)

 1996                                        March 31   June 30   Sept. 30   Dec. 31
 Total revenues............................   $827.9    $799.4     $806.3    $839.3
                                             --------   -------   --------   -------
 Net income................................   $ 50.6    $ 45.3     $ 49.4    $ 48.2
                                             --------   -------   --------   -------
                                             --------   -------   --------   -------
 1995
 Total revenues............................   $841.4    $791.9     $822.8    $784.4
                                             --------   -------   --------   -------
 Income before extraordinary item..........   $ 39.2    $ 29.9     $ 34.8    $ 45.2
 Extraordinary item -- demutualization
  expense..................................     (2.5)     (3.5)      (4.7)     (1.4)
                                             --------   -------   --------   -------
 Net income................................   $ 36.7    $ 26.4     $ 30.1    $ 43.8
                                             --------   -------   --------   -------
                                             --------   -------   --------   -------

23.  SUBSEQUENT EVENT (UNAUDITED)

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance arrangement to Metropolitan Life Insurance Company. The consummation of the transaction is subject to the negotiation of definitive agreements and regulatory approvals and is expected to occur on or before October 1, 1997. In connection with this transaction, the Company has recorded an after-tax charge of $35 million to net income in the first quarter of 1997 related to the reinsurance of this business.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica
Financial Life Insurance Company and Policyowners of
Inheiritage Account of First Allmerica Financial Life Insurance Company

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 102, 103, 104, 105, 106, 150,
and 207) constituting the Inheiritage Account of First Allmerica Financial Life Insurance Company at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP

Boston, Massachusetts
March 26, 1997

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                             INVESTMENT
                                                GROWTH      GRADE INCOME   MONEY MARKET   EQUITY INDEX   GOVERNMENT BOND
                                              SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   1             2              3              4                5
                                              -----------   ------------   ------------   ------------   ---------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
Investments in shares of Fidelity Variable
  Insurance Products Funds..................      --            --             --             --              --
Investment in shares of T. Rowe Price
  International Series, Inc.................      --            --             --             --              --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................      --            --             --             --              --
                                              -----------   ------------   ------------   ------------   ---------------
    Total assets............................      60,677             80        280,031         58,378           5,743

LIABILITIES:                                      --            --             --             --              --
                                              -----------   ------------   ------------   ------------   ---------------
    Net assets..............................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------

Net asset distribution by category:
  Variable life policies....................   $  60,677     $       80     $  280,031     $   58,378      $    5,743
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------
Units outstanding, December 31, 1996........      48,830             80        267,542         46,355           5,502
Net asset value per unit, December 31,
  1996......................................   $1.242601     $ 0.999882     $ 1.046681     $ 1.259365      $ 1.043696
                                              -----------   ------------   ------------   ------------   ---------------
                                              -----------   ------------   ------------   ------------   ---------------

                                                   SELECT                              SELECT          SMALL CAP
                                              AGGRESSIVE GROWTH   SELECT GROWTH   GROWTH AND INCOME      VALUE
                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                                      6                 7                 8                9
                                              -----------------   -------------   -----------------   ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................     $  120,393        $   26,078        $   65,304        $   34,134
Investments in shares of Fidelity Variable
  Insurance Products Funds..................       --                 --               --                 --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --                 --               --                 --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................       --                 --               --                 --
                                              -----------------   -------------   -----------------   ------------
    Total assets............................        120,393            26,078            65,304            34,134
LIABILITIES:                                       --                 --               --                 --
                                              -----------------   -------------   -----------------   ------------
    Net assets..............................     $  120,393        $   26,078        $   65,304        $   34,134
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------
Net asset distribution by category:
  Variable life policies....................     $  120,393        $   26,078        $   65,304        $   34,134
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------
Units outstanding, December 31, 1996........         99,002            21,671            52,054            26,664
Net asset value per unit, December 31,
  1996......................................     $ 1.216059        $ 1.203355        $ 1.254549        $ 1.280133
                                              -----------------   -------------   -----------------   ------------
                                              -----------------   -------------   -----------------   ------------

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1996

                                                SELECT         SELECT
                                             INTERNATIONAL    CAPITAL         VIPF           VIPF           VIPF          VIPF
                                                EQUITY      APPRECIATION   HIGH INCOME   EQUITY-INCOME     GROWTH       OVERSEAS
                                              SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  11             12            102            103           104           105
                                             -------------  ------------  -------------  -------------  ------------  ------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................   $   58,757    $   40,723     $  --          $  --         $  --         $  --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................      --            --              74,020        144,977       171,966         4,393
Investment in shares of T. Rowe Price
  International Series, Inc.................      --            --             --             --            --            --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................      --            --             --             --            --            --
                                             -------------  ------------  -------------  -------------  ------------  ------------
    Total assets............................       58,757        40,723         74,020        144,977       171,966         4,393

LIABILITIES:                                      --            --             --             --            --            --
                                             -------------  ------------  -------------  -------------  ------------  ------------
    Net assets..............................   $   58,757    $   40,723     $   74,020     $  144,977    $  171,966    $    4,393
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------

Net asset distribution by category:
  Variable life policies....................   $   58,757    $   40,723     $   74,020     $  144,977    $  171,966    $    4,393
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------
Units outstanding, December 31, 1996........       43,011        27,325         65,122        116,932       153,079         3,842
Net asset value per unit, December 31,
  1996......................................   $ 1.366097    $ 1.490294     $ 1.136639     $ 1.239835    $ 1.123382    $ 1.143343
                                             -------------  ------------  -------------  -------------  ------------  ------------
                                             -------------  ------------  -------------  -------------  ------------  ------------

                                                             T. ROWE PRICE      DGPF
                                                 VIPF II     INTERNATIONAL  INTERNATIONAL
                                              ASSET MANAGER      STOCK         EQUITY
                                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                   106            150            207
                                              -------------  -------------  -------------
ASSETS (NOTES 3 AND 6):
Investments in shares of Allmerica
  Investment Trust..........................    $  --          $  --          $  --
Investments in shares of Fidelity Variable
  Insurance Products Funds..................        10,642        --             --
Investment in shares of T. Rowe Price
  International Series, Inc.................       --              21,203        --
Investment in shares of Delaware Group
  Premium Fund, Inc.........................       --             --              25,647
                                              -------------  -------------  -------------
    Total assets............................        10,642         21,203         25,647
LIABILITIES:                                       --             --             --
                                              -------------  -------------  -------------
    Net assets..............................    $   10,642     $   21,203     $   25,647
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
Net asset distribution by category:
  Variable life policies....................    $   10,642     $   21,203     $   25,647
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------
Units outstanding, December 31, 1996........         8,218         18,141         20,898
Net asset value per unit, December 31,
  1996......................................    $ 1.294997     $ 1.168848     $ 1.227221
                                              -------------  -------------  -------------
                                              -------------  -------------  -------------

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                     GROWTH           INVESTMENT GRADE      MONEY MARKET        EQUITY INDEX
                                                 SUB-ACCOUNT 1             INCOME           SUB-ACCOUNT 3       SUB-ACCOUNT 4
                                                          FOR THE       SUB-ACCOUNT 2               FOR THE             FOR THE
                                              FOR THE     PERIOD     FOR THE    FOR THE   FOR THE   PERIOD   FOR THE     PERIOD
                                                YEAR     9/15/95*      YEAR       YEAR      YEAR    11/20/95*   YEAR    10/19/95*
                                               ENDED        TO        ENDED      ENDED     ENDED      TO      ENDED        TO
                                              12/31/96   12/31/95    12/31/96   12/31/95(A) 12/31/96 12/31/95 12/31/96  12/31/95
                                              --------   ---------   --------   --------  --------  -------  --------   --------
INVESTMENT INCOME:
  Dividends.................................   $5,906      $652        $ 1        $--      $4,621   32$       $2,298    $ --
                                              --------   ---------   --------   --------  --------  -------  --------   --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      338        22          1        --          808   5            363         22
  Administrative expense fees...............       94         6       --          --          224   1            101          6
                                              --------   ---------   --------   --------  --------  -------  --------   --------
    Total expenses..........................      432        28          1        --        1,032   6            464         28
                                              --------   ---------   --------   --------  --------  -------  --------   --------
    Net investment income (loss)............    5,474       624       --          --        3,589   26         1,834        (28)
                                              --------   ---------   --------   --------  --------  -------  --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (915)     --         --          --        --      --         5,463     (1,224)
  Net unrealized gain (loss)................    1,497      (223)        (1)       --        --      --          (927)       (26)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
  Net realized and unrealized gain (loss) on
    investments.............................      582      (223)        (1)       --        --      --         4,536     (1,250)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
  Net increase (decrease) in net assets from
    operations..............................   $6,056      $401        $(1)       $--      $3,589   26$       $6,370    $(1,278)
                                              --------   ---------   --------   --------  --------  -------  --------   --------
                                              --------   ---------   --------   --------  --------  -------  --------   --------

*   Date of initial investment.

(a) As of December 31, 1995, there were no transactions for Sub-Account 2.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                      GOVERNMENT BOND               SELECT AGGRESSIVE GROWTH
                                                       SUB-ACCOUNT 5                      SUB-ACCOUNT 6
                                              FOR THE                            FOR THE
                                                YEAR            FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD            ENDED            PERIOD
                                              12/31/96   10/19/95* TO 12/31/95   12/31/96   8/28/95* TO 12/31/95
                                              --------   ---------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................    $307              $ 78           $ 7,614         -- $
                                              --------           -----           --------           -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      49                 6               681               30
  Administrative expense fees...............      14                 2               189                8
                                              --------           -----           --------           -----
    Total expenses..........................      63                 8               870               38
                                              --------           -----           --------           -----
    Net investment income (loss)............     244                70             6,744              (38)
                                              --------           -----           --------           -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (36)         --                  15,832         --
  Net unrealized gain (loss)................     (65)                6            (5,567)             (74)
                                              --------           -----           --------           -----
  Net realized and unrealized gain (loss) on
    investments.............................    (101)                6            10,265              (74)
                                              --------           -----           --------           -----
  Net increase (decrease) in net assets from
    operations..............................    $143              $ 76           $17,009            $(112)
                                              --------           -----           --------           -----
                                              --------           -----           --------           -----

                                                       SELECT GROWTH               SELECT GROWTH AND INCOME
                                                       SUB-ACCOUNT 7                     SUB-ACCOUNT 8
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD           ENDED            PERIOD
                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   9/8/95* TO 12/31/95
                                              --------   --------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $3,756            $   1           $4,778           $1,150
                                              --------           -----          --------         -------
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      139               24              284               12
  Administrative expense fees...............       38                7               79                3
                                              --------           -----          --------         -------
    Total expenses..........................      177               31              363               15
                                              --------           -----          --------         -------
    Net investment income (loss)............    3,579              (30)           4,415            1,135
                                              --------           -----          --------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    3,602         --                   (255)              86
  Net unrealized gain (loss)................   (2,989)            (317)           1,076             (834)
                                              --------           -----          --------         -------
  Net realized and unrealized gain (loss) on
    investments.............................      613             (317)             821             (748)
                                              --------           -----          --------         -------
  Net increase (decrease) in net assets from
    operations..............................   $4,192            $(347)          $5,236           $  387
                                              --------           -----          --------         -------
                                              --------           -----          --------         -------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                                  SELECT INTERNATIONAL EQUITY
                                                      SMALL CAP VALUE                    SUB-ACCOUNT 11
                                                       SUB-ACCOUNT 9                                   FOR THE
                                              FOR THE                            FOR THE    FOR THE     PERIOD
                                                YEAR            FOR THE            YEAR       YEAR     5/2/94*
                                               ENDED            PERIOD            ENDED      ENDED        TO
                                              12/31/96   9/15/95* TO 12/31/95    12/31/96   12/31/95   12/31/94
                                              --------   ---------------------   --------   --------   --------
INVESTMENT INCOME:
  Dividends.................................   1$,667             $290           $ 1,184     $   1      $--
                                              --------           -----           --------   --------   --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........     189                21               214         1       --
  Administrative expense fees...............      53                 6                59      --         --
                                              --------           -----           --------   --------   --------
    Total expenses..........................     242                27               273         1       --
                                              --------           -----           --------   --------   --------
    Net investment income (loss)............   1,425               263               911      --         --
                                              --------           -----           --------   --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................   3,045          --                     685      --         --
  Net unrealized gain (loss)................     (26)             (121)            3,572        17          (4)
                                              --------           -----           --------   --------   --------
  Net realized and unrealized gain (loss) on
    investments.............................   3,019              (121)            4,257        17          (4)
                                              --------           -----           --------   --------   --------
  Net increase (decrease) in net assets from
    operations..............................   4$,444             $142           $ 5,168     $  17      $   (4)
                                              --------           -----           --------   --------   --------
                                              --------           -----           --------   --------   --------


                                                SELECT CAPITAL APPRECIATION
                                                      SUB-ACCOUNT 12
                                              FOR THE
                                                YEAR           FOR THE
                                               ENDED            PERIOD
                                              12/31/96   4/28/95* TO 12/31/95
                                              --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $   28            $  86
                                              --------           -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      165               10
  Administrative expense fees...............       46                3
                                              --------           -----
    Total expenses..........................      211               13
                                              --------           -----
    Net investment income (loss)............     (183)              73
                                              --------           -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................     (724)               1
  Net unrealized gain (loss)................     (814)             322
                                              --------           -----
  Net realized and unrealized gain (loss) on
    investments.............................   (1,538)             323
                                              --------           -----
  Net increase (decrease) in net assets from
    operations..............................   $(1,721)          $ 396
                                              --------           -----
                                              --------           -----

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                      VIPF HIGH INCOME                 VIPF EQUITY-INCOME
                                                      SUB-ACCOUNT 102                    SUB-ACCOUNT 103
                                              FOR THE                            FOR THE
                                                YEAR            FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD            ENDED            PERIOD
                                              12/31/96   12/5/95* TO 12/31/95    12/31/96   8/28/95* TO 12/31/95
                                              --------   ---------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................   $1,470         --  $              $ 2,654            $ 85
                                              --------           -----           --------          -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      506                9               815              25
  Administrative expense fees...............      141                3               227               7
                                              --------           -----           --------          -----
    Total expenses..........................      647               12             1,042              32
                                              --------           -----           --------          -----
    Net investment income (loss)............      823              (12)            1,612              53
                                              --------           -----           --------          -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    5,531         --                    (844)              1
  Net unrealized gain (loss)................      625              138             9,822             673
                                              --------           -----           --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................    6,156              138             8,978             674
                                              --------           -----           --------          -----
  Net increase (decrease) in net assets from
    operations..............................   $6,979             $126           $10,590            $727
                                              --------           -----           --------          -----
                                              --------           -----           --------          -----

                                                        VIPF GROWTH                      VIPF OVERSEAS
                                                      SUB-ACCOUNT 104                   SUB-ACCOUNT 105
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR           FOR THE
                                               ENDED            PERIOD           ENDED            PERIOD
                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   9/8/95* TO 12/31/95
                                              --------   --------------------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................  $ 5,578          -$-                $ 32          -- $
                                              --------          -------         --------          -----
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........    1,017                46             27                9
  Administrative expense fees...............      282                12              7                2
                                              --------          -------         --------          -----
    Total expenses..........................    1,299                58             34               11
                                              --------          -------         --------          -----
    Net investment income (loss)............    4,279               (58)            (2)             (11)
                                              --------          -------         --------          -----
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................      (57)         --                  338              339
  Net unrealized gain (loss)................   11,462              (947)           267              (35)
                                              --------          -------         --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................   11,405              (947)           605              304
                                              --------          -------         --------          -----
  Net increase (decrease) in net assets from
    operations..............................  $15,684           $(1,005)          $603             $293
                                              --------          -------         --------          -----
                                              --------          -------         --------          -----

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                        VIPF II ASSET MANAGER
                                                           SUB-ACCOUNT 106
                                              FOR THE    FOR THE
                                                YEAR       YEAR           FOR THE
                                               ENDED      ENDED            PERIOD
                                              12/31/96   12/31/95   5/10/94* TO 12/31/94
                                              --------   --------   --------------------
INVESTMENT INCOME:
  Dividends.................................    $178       $  2          -- $
                                              --------   --------          -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      58          4          --
  Administrative expense fees...............      16          1          --
                                              --------   --------          -----
    Total expenses..........................      74          5          --
                                              --------   --------          -----
    Net investment income (loss)............     104         (3)         --
                                              --------   --------          -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................      17       --            --
  Net unrealized gain (loss)................     750         87               (1)
                                              --------   --------          -----
  Net realized and unrealized gain (loss) on
    investments.............................     767         87               (1)
                                              --------   --------          -----
  Net increase (decrease) in net assets from
    operations..............................    $871       $ 84             $ (1)
                                              --------   --------          -----
                                              --------   --------          -----


                                                T. ROWE PRICE INTERNATIONAL
                                                           STOCK                   DGPF INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 150                   SUB-ACCOUNT 207
                                              FOR THE                           FOR THE
                                                YEAR           FOR THE            YEAR            FOR THE

                                               ENDED            PERIOD           ENDED            PERIOD

                                              12/31/96   8/28/95* TO 12/31/95   12/31/96   10/19/95* TO 12/31/95

                                              --------   --------------------   --------   ---------------------

INVESTMENT INCOME:
  Dividends.................................   $  271         -- $               $  742         --  $

                                              --------          -----           --------           -----

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      102               2               180                6

  Administrative expense fees...............       28               1                50                2

                                              --------          -----           --------           -----

    Total expenses..........................      130               3               230                8

                                              --------          -----           --------           -----

    Net investment income (loss)............      141              (3)              512               (8)

                                              --------          -----           --------           -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss)..................    3,240         --                     12         --

  Net unrealized gain (loss)................      (74)             23             2,667              169

                                              --------          -----           --------           -----

  Net realized and unrealized gain (loss) on
    investments.............................    3,166              23             2,679              169

                                              --------          -----           --------           -----

  Net increase (decrease) in net assets from
    operations..............................   $3,307            $ 20            $3,191             $161

                                              --------          -----           --------           -----

                                              --------          -----           --------           -----


*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   INVESTMENT GRADE
                                                          GROWTH                        INCOME
                                                       SUB-ACCOUNT 1                SUB-ACCOUNT 2
                                                YEAR            PERIOD            YEAR        YEAR
                                               ENDED             FROM            ENDED        ENDED
                                              12/31/96   9/15/95* TO 12/31/95   12/31/96   12/31/95(A)
                                              --------   --------------------   --------   -----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 5,474           $  624            $--        -$-
  Net realized gain (loss) on investments...     (915)        --                  --         --
  Net unrealized gain (loss) on
    investments.............................    1,497             (223)             (1)      --
                                              --------         -------          --------     -----
  Net increase (decrease) in net assets from
    operations..............................    6,056              401              (1)      --
                                              --------         -------          --------     -----

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   22,048            2,038              85       --
  Terminations..............................    --            --                  --         --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   23,612            6,522              (4)      --
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --            --                  --         --
                                              --------         -------          --------     -----
  Net increase in net assets from capital
    transactions............................   45,660            8,560              81       --
                                              --------         -------          --------     -----
  Net increase in net assets................   51,716            8,961              80       --

NET ASSETS:
  Beginning of period.......................    8,961         --                  --         --
                                              --------         -------          --------     -----
  End of period.............................  $60,677           $8,961            $ 80       -$-
                                              --------         -------          --------     -----
                                              --------         -------          --------     -----


                                                       MONEY MARKET
                                                       SUB-ACCOUNT 3
                                                YEAR           PERIOD
                                               ENDED            FROM
                                              12/31/96  11/20/95* TO 12/31/95
                                              --------  ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $  3,589          $ 26
  Net realized gain (loss) on investments...     --          --
  Net unrealized gain (loss) on
    investments.............................     --          --
                                              --------         -----
  Net increase (decrease) in net assets from
    operations..............................     3,589            26
                                              --------         -----
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    71,860           971
  Terminations..............................     --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   203,620           (35)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................     --          --
                                              --------         -----
  Net increase in net assets from capital
    transactions............................   275,480           936
                                              --------         -----
  Net increase in net assets................   279,069           962
NET ASSETS:
  Beginning of period.......................       962       --
                                              --------         -----
  End of period.............................  $280,031          $962
                                              --------         -----
                                              --------         -----


                                                        EQUITY INDEX
                                                       SUB-ACCOUNT 4
                                                YEAR            PERIOD
                                               ENDED             FROM
                                              12/31/96   10/19/95* TO 12/31/95
                                              --------   ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 1,834          $    (28)
  Net realized gain (loss) on investments...    5,463            (1,224)
  Net unrealized gain (loss) on
    investments.............................     (927)              (26)
                                              --------         --------
  Net increase (decrease) in net assets from
    operations..............................    6,370            (1,278)
                                              --------         --------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    8,653            71,958
  Terminations..............................    --             --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   29,518           (56,843)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --             --
                                              --------         --------
  Net increase in net assets from capital
    transactions............................   38,171            15,115
                                              --------         --------
  Net increase in net assets................   44,541            13,837
NET ASSETS:
  Beginning of period.......................   13,837          --
                                              --------         --------
  End of period.............................  $58,378          $ 13,837
                                              --------         --------
                                              --------         --------

*   Date of initial investment.

(a) As of December 31, 1995, there were no transactions for Sub-Account 2.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          SELECT AGGRESSIVE
                                                 GOVERNMENT BOND               GROWTH
                                                  SUB-ACCOUNT 5             SUB-ACCOUNT 6
                                                           PERIOD                    PERIOD
                                                YEAR        FROM         YEAR         FROM
                                               ENDED      10/19/95*      ENDED     8/28/95* TO
                                              12/31/96   TO 12/31/95   12/31/96     12/31/95
                                              --------   -----------   ---------   -----------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   244      $   70      $   6,744     $   (38)
  Net realized gain (loss) on investments...      (36)      --            15,832      --
  Net unrealized gain (loss) on
    investments.............................      (65)          6         (5,567)        (74)
                                              --------   -----------   ---------   -----------
  Net increase (decrease) in net assets from
    operations..............................      143          76         17,009        (112)
                                              --------   -----------   ---------   -----------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    3,490       2,326         45,627       3,536
  Terminations..............................    --          --            --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   (2,939)      2,647         40,948      13,385
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --
                                              --------   -----------   ---------   -----------
  Net increase in net assets from capital
    transactions............................      551       4,973         86,575      16,921
                                              --------   -----------   ---------   -----------
  Net increase in net assets................      694       5,049        103,584      16,809

NET ASSETS:
  Beginning of period.......................    5,049       --            16,809      --
                                              --------   -----------   ---------   -----------
  End of period.............................  $ 5,743      $5,049      $ 120,393     $16,809
                                              --------   -----------   ---------   -----------
                                              --------   -----------   ---------   -----------

                                                                           SELECT GROWTH AND
                                                   SELECT GROWTH                INCOME
                                                   SUB-ACCOUNT 7             SUB-ACCOUNT 8
                                                            PERIOD                    PERIOD
                                                YEAR         FROM         YEAR         FROM
                                               ENDED     8/28/95* TO     ENDED      9/8/95* TO
                                              12/31/96     12/31/95     12/31/96     12/31/95
                                              --------   ------------   --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 3,579       $  (30)     $ 4,415      $ 1,135
  Net realized gain (loss) on investments...    3,602       --             (255)          86
  Net unrealized gain (loss) on
    investments.............................   (2,989)        (317)       1,076         (834)
                                              --------   ------------   --------   ------------
  Net increase (decrease) in net assets from
    operations..............................    4,192         (347)       5,236          387
                                              --------   ------------   --------   ------------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   12,649        3,045       37,896        2,580
  Terminations..............................    --          --            --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........       22        6,517       (5,757)      24,962
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --
                                              --------   ------------   --------   ------------
  Net increase in net assets from capital
    transactions............................   12,671        9,562       32,139       27,542
                                              --------   ------------   --------   ------------
  Net increase in net assets................   16,863        9,215       37,375       27,929
NET ASSETS:
  Beginning of period.......................    9,215       --           27,929       --
                                              --------   ------------   --------   ------------
  End of period.............................  $26,078       $9,215      $65,304      $27,929
                                              --------   ------------   --------   ------------
                                              --------   ------------   --------   ------------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                             SELECT CAPITAL
                                                                         SELECT INTERNATIONAL EQUITY          APPRECIATION
                                                 SMALL CAP VALUE               SUB-ACCOUNT 11                SUB-ACCOUNT 12
                                                  SUB-ACCOUNT 9                                  PERIOD                  PERIOD
                                                           PERIOD                                FROM                     FROM
                                                YEAR        FROM         YEAR                    5/2/94*                4/28/95*
                                               ENDED     9/15/95* TO     ENDED     YEAR ENDED    TO       YEAR ENDED       TO
                                              12/31/96    12/31/95     12/31/96     12/31/95     12/31/94   12/31/96    12/31/95
                                              --------   -----------   ---------   -----------   -----   ------------   --------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $ 1,425      $  263      $    911      $--         $--        $ (183)     $    73
  Net realized gain (loss) on investments...    3,045       --              685       --          --          (724)           1
  Net unrealized gain (loss) on
    investments.............................      (26)       (121)        3,572           17       (4)        (814)         322
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase (decrease) in net assets from
    operations..............................    4,444         142         5,168           17       (4)      (1,721)         396
                                              --------   -----------   ---------       -----     -----   ------------   --------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   10,199       2,038        32,320       --          --        17,225        3,918
  Terminations..............................    --          --            --          --          --        --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   10,789       6,522        21,288       --          --        21,018          (19)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --             (132)      --          100         (294)         200
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase in net assets from capital
    transactions............................   20,988       8,560        53,476       --          100       37,949        4,099
                                              --------   -----------   ---------       -----     -----   ------------   --------
  Net increase in net assets................   25,432       8,702        58,644           17       96       36,228        4,495

NET ASSETS:
  Beginning of period.......................    8,702       --              113           96      --         4,495        --
                                              --------   -----------   ---------       -----     -----   ------------   --------
  End of period.............................  $34,134      $8,702      $ 58,757      $   113     $ 96       $40,723     $ 4,495
                                              --------   -----------   ---------       -----     -----   ------------   --------
                                              --------   -----------   ---------       -----     -----   ------------   --------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 VIPF HIGH INCOME        VIPF EQUITY-INCOME            VIPF GROWTH
                                                 SUB-ACCOUNT 102           SUB-ACCOUNT 103           SUB-ACCOUNT 104
                                                           PERIOD                    PERIOD                    PERIOD
                                                YEAR        FROM         YEAR         FROM         YEAR         FROM
                                               ENDED     12/5/95* TO     ENDED     8/28/95* TO    ENDED     8/28/95* TO
                                              12/31/96    12/31/95     12/31/96     12/31/95     12/31/96     12/31/95
                                              --------   -----------   ---------   -----------   --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   823      $  (12)     $   1,612     $    53     $  4,279      $  (58)
  Net realized gain (loss) on investments...    5,531       --              (844)          1          (57)     --
  Net unrealized gain (loss) on
    investments.............................      625         138          9,822         673       11,462        (947)
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase (decrease) in net assets from
    operations..............................    6,979         126         10,590         727       15,684      (1,005)
                                              --------   -----------   ---------   -----------   --------   ------------

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................   39,315       1,957         58,682      11,736       60,044      12,819
  Terminations..............................    --          --            --          --            --         --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   11,905      13,738         16,840      46,402       68,439      15,985
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --            --          --            --         --
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase in net assets from capital
    transactions............................   51,220      15,695         75,522      58,138      128,483      28,804
                                              --------   -----------   ---------   -----------   --------   ------------
  Net increase in net assets................   58,199      15,821         86,112      58,865      144,167      27,799

NET ASSETS:
  Beginning of period.......................   15,821       --            58,865      --           27,799      --
                                              --------   -----------   ---------   -----------   --------   ------------
  End of period.............................  $74,020      $15,821     $ 144,977     $58,865     $171,966      $27,799
                                              --------   -----------   ---------   -----------   --------   ------------
                                              --------   -----------   ---------   -----------   --------   ------------

                                                   VIPF OVERSEAS
                                                  SUB-ACCOUNT 105
                                                            PERIOD
                                                YEAR         FROM
                                               ENDED      9/8/95* TO
                                              12/31/96     12/31/95
                                              --------   ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $    (2)     $   (11)
  Net realized gain (loss) on investments...      338          339
  Net unrealized gain (loss) on
    investments.............................      267          (35)
                                              --------   ------------
  Net increase (decrease) in net assets from
    operations..............................      603          293
                                              --------   ------------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    3,103        1,032
  Terminations..............................    --          --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........     (355)        (283)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --          --
                                              --------   ------------
  Net increase in net assets from capital
    transactions............................    2,748          749
                                              --------   ------------
  Net increase in net assets................    3,351        1,042
NET ASSETS:
  Beginning of period.......................    1,042       --
                                              --------   ------------
  End of period.............................  $ 4,393      $ 1,042
                                              --------   ------------
                                              --------   ------------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                    T. ROWE PRICE
                                                        VIPF II ASSET MANAGER                    INTERNATIONAL STOCK
                                                           SUB-ACCOUNT 106                         SUB-ACCOUNT 150
                                                YEAR       YEAR            PERIOD            YEAR            PERIOD
                                               ENDED      ENDED             FROM            ENDED             FROM
                                              12/31/96   12/31/95   5/10/94* TO 12/31/94   12/31/96   8/28/95* TO 12/31/95
                                              --------   --------   --------------------   --------   --------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   104     $   (3)        -- $              $   141            $ (3)
  Net realized gain (loss) on investments...       17      --            --                  3,240         --
  Net unrealized gain (loss) on
    investments.............................      750         87              (1)              (74)             23
                                              --------   --------          -----           --------          -----
  Net increase (decrease) in net assets from
    operations..............................      871         84              (1)            3,307              20
                                              --------   --------          -----           --------          -----

  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    7,874      2,064         --                 15,072             671
  Terminations..............................    --         --            --                  --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........     (186)       (35)        --                  2,136              (3)
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................     (128)     --                 99             --            --
                                              --------   --------          -----           --------          -----
  Net increase in net assets from capital
    transactions............................    7,560      2,029              99            17,208             668
                                              --------   --------          -----           --------          -----
  Net increase in net assets................    8,431      2,113              98            20,515             688

NET ASSETS:
  Beginning of period.......................    2,211         98         --                    688         --
                                              --------   --------          -----           --------          -----
  End of period.............................  $10,642     $2,211            $ 98           $21,203            $688
                                              --------   --------          -----           --------          -----
                                              --------   --------          -----           --------          -----


                                                 DGPF INTERNATIONAL EQUITY
                                                      SUB-ACCOUNT 207
                                                YEAR            PERIOD
                                               ENDED             FROM
                                              12/31/96   10/19/95* TO 12/31/95
                                              --------   ---------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss)..............  $   512           $   (8)
  Net realized gain (loss) on investments...       12         --
  Net unrealized gain (loss) on
    investments.............................    2,667              169
                                              --------         -------
  Net increase (decrease) in net assets from
    operations..............................    3,191              161
                                              --------         -------
  FROM POLICYOWNER TRANSACTIONS:
  Net premiums..............................    1,484            2,326
  Terminations..............................    --            --
  Other transfers from (to) the General
    Account of First Allmerica Financial
    Life Insurance Company (Sponsor)........   15,838            2,647
  Net increase (decrease) in investments by
    First Allmerica Financial Life Insurance
    Company (Sponsor).......................    --            --
                                              --------         -------
  Net increase in net assets from capital
    transactions............................   17,322            4,973
                                              --------         -------
  Net increase in net assets................   20,513            5,134
NET ASSETS:
  Beginning of period.......................    5,134         --
                                              --------         -------
  End of period.............................  $25,647           $5,134
                                              --------         -------
                                              --------         -------

*   Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              INHEIRITAGE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996

NOTE 1 -- ORGANIZATION

    The Inheiritage Account (Inheiritage) is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on May 1, 1995 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Inheiritage are clearly identified and distinguished from the other assets and liabilities of the Company. Inheiritage cannot be charged with liabilities arising out of any other business of the Company.

    Inheiritage is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Inheiritage currently offers nineteen Sub-Accounts (See Note 3). Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of the Company, or of the Variable Insurance Products Fund (VIPF) or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (FMR), or of T. Rowe Price International Series, Inc. (T.
Rowe) managed by Rowe Price-Fleming International, Inc., or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisers, Ltd. The Trust, VIPF, VIPF II, T. Rowe, and DGPF (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Inheiritage. Therefore, no provision for income taxes has been charged against Inheiritage.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II, T. Rowe, and DGPF at December 31, 1996 were as follows:

                                                                                    PORTFOLIO INFORMATION
                                                                               --------------------------------
                                                                                NUMBER                NET ASSET
                                                                                  OF      AGGREGATE     VALUE
  SUB-ACCOUNT  INVESTMENT PORTFOLIO                                             SHARES      COST      PER SHARE
  -----------  --------------------------------------------------------------  --------   ---------   ---------
               Allmerica Investment Trust:
    1          Growth........................................................   26,008    $  59,403    $  2.333
    2          Investment Grade Income.......................................       74           82       1.084
    3          Money Market..................................................  280,031      280,031       1.000
    4          Equity Index..................................................   26,964       59,330       2.165
    5          Government Bond...............................................    5,543        5,801       1.036
    6          Select Aggressive Growth......................................   59,103      126,033       2.037
    7          Select Growth.................................................   18,236       29,384       1.430
    8          Select Growth and Income......................................   46,480       65,062       1.405
    9          Small Cap Value...............................................   22,590       34,280       1.511
    10*        Select Income.................................................       --           --          --
    11         Select International Equity...................................   43,331       55,171       1.356
    12         Select Capital Appreciation...................................   27,423       41,214       1.485

               Fidelity Variable Insurance Products Fund:
    102        High Income...................................................    5,912       73,258      12.520
    103        Equity-Income.................................................    6,894      134,480      21.030
    104        Growth........................................................    5,522      161,451      31.140
    105        Overseas......................................................      233        4,160      18.840

               Fidelity Variable Insurance Products Fund II:
    106        Asset Manager.................................................      629        9,806      16.930

               T. Rowe Price International Series, Inc.:
    150        International Stock...........................................    1,678       21,255      12.640

               Delaware Group Premium Fund, Inc.:
    207        International Equity..........................................    1,697       22,810      15.110

* Sub-Account was established during 1996 and there was no selection of this investment option by any policyowner.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge of $6. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value. For the years ended December 31, 1996 and 1995, these monthly deductions from policy values amounted to $13,818 and $336, respectively. These amounts are included on the statements of changes in the net assets with other transfers to the General Account.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)
    The Company makes a charge of .90% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The mortality and expense risk annual charge may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 1.275% per annum. The Company also charges each Sub-Account .25% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted in the daily computation of unit values but paid to the Company on a monthly basis.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is the principal underwriter and general distributor of Inheritage, and does not receive any compensation for sales of Inheiritage policies. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by the Company. As the current series of policies have a surrender charge, no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1996 and 1995, there were no surrender charges applicable to Inheiritage.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life insurance contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Inheritage satisfies the current requirements of the regulations, and it intends that Inheiritage will continue to meet such requirements.

                              INHEIRITAGE ACCOUNT

                               DECEMBER 31, 1996

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II, T. Rowe, and DGPF shares by Inheiritage during the year ended December 31, 1996 were as follows:

  SUB-ACCOUNT   INVESTMENT PORTFOLIO                                                    PURCHASES     SALES
  ------------  ----------------------------------------------------------------------  ----------  ----------
                Allmerica Investment Trust:
           1    Growth................................................................  $  127,710  $   76,585
           2    Investment Grade Income...............................................          82          --
           3    Money Market..........................................................   2,674,580   2,395,517
           4    Equity Index..........................................................     260,800     220,820
           5    Government Bond.......................................................       5,219       4,429
           6    Select Aggressive Growth..............................................   1,051,022     957,719
           7    Select Growth.........................................................     266,876     250,634
           8    Select Growth and Income..............................................     111,825      75,281
           9    Small Cap Value.......................................................     197,260     174,855
          11    Select International Equity...........................................     245,824     191,438
          12    Select Capital Appreciation...........................................     138,567     100,806

                Fidelity Variable Insurance Products Fund:
         102    High Income...........................................................   1,769,756   1,717,725
         103    Equity-Income.........................................................     164,783      43,834
         104    Growth................................................................     226,991      94,253
         105    Overseas..............................................................      87,703     128,622

                Fidelity Variable Insurance Products Fund II:
         106    Asset Manager.........................................................       7,934         271

                T. Rowe Price International Series, Inc.:
         150    International Stock...................................................     435,605     418,256

                Delaware Group Premium Fund, Inc.:
         207    International Equity..................................................      18,084         255
                                                                                        ----------  ----------
                Totals................................................................  $7,790,621  $6,851,300
                                                                                        ----------  ----------
                                                                                        ----------  ----------

                         APPENDIX A--OPTIONAL BENEFITS

This Appendix is intended to provide only a very brief overview of additional insurance benefits available by rider. For more information, your agent should be contacted.

The following supplemental benefits are available for issue under the Policies for an additional charge.

SPLIT OPTION RIDER

    This rider, available only at Date of Issue, permits you to split the Policy into two life insurance policies, one covering each Insured singly, subject to Company guidelines.

OTHER INSURED RIDER

    This rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and minor children of either primary Insured. The rider includes a feature that allows you to convert the other-insured coverage to any permanent life insurance policy acceptable to the Company.

FOUR-YEAR TERM RIDER

    This rider provides a term insurance benefit during the first four Policy years, payable upon the death of the last surviving Insured during the coverage period.

                          APPENDIX B--PAYMENT OPTIONS

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of: (a) the rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policies; or (b) the rate in the Policy for the applicable payment option.


The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Inheiritage Account.



Option A: PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.


Option B: LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's Age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

        (a) upon the death of the payee, with no further payments due (Life Annuity);

        (b) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund); or

        (c) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

Option C: INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn. However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

Option D: PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

Option E: LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. After the death of one payee, payments will continue to the survivor:

        (a) in the same amount as the original amount;

        (b) in an amount equal to 2/3 of the original amount; or

        (c) in an amount equal to 1/2 of the original amount.

        Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policyowner's and/or the Beneficiary's provision, any option selection may be changed before the Death Proceeds become payable. If the Policyowner makes no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B, choice (c) for the attained Age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such Age and amount.

The Policyowner may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when this policy becomes a claim, the right may be reserved to change to any other option. The payee who elects to change options must be a payee under the option selected.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the written request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the written request selecting the option.

A corporation or fiduciary payee may select only option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES


The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.


The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                           APPENDIX C--ILLUSTRATIONS
               SURRENDER VALUE, POLICY VALUES AND DEATH BENEFITS

The following tables illustrate the way in which a Policy's Sum Insured and Policy Value could vary over an extended period of time.

ASSUMPTIONS

The tables illustrate a Policy issued on the lives of both Insureds, each Age 55, under a standard Premium Class and qualifying for the non-smoker discount. The tables also illustrate the guaranteed cost of insurance rates and the current cost of insurance rates.


The tables illustrate the Policy Values that would result based upon the assumptions that no Policy loans have been made, that you have not requested an increase or decrease in the initial Face Amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any Policy year (so that no transaction or transfer charges have been incurred).



The tables assume that all premiums are allocated to and remain in the Inheiritage Account for the entire period shown and are based on hypothetical gross investment rates of return for the Underlying Fund (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount which would accumulate if an amount equal to the Guideline Annual Premium were invested to earn interest (after taxes) at 5% compounded annually.


The Policy Values and Death Proceeds would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy years. The values would also be different depending on the allocation of a Policy's total Policy Value among the Sub-Accounts of the Inheiritage Account, if the actual rates of return averaged 0%, 6% or 12, but the rates of each Underlying Fund varied above and below such averages.

DEDUCTIONS FOR CHARGES


The amounts shown for the Death Proceeds and Policy Values take into account the deduction from premium for the tax expense charge, the Monthly Deduction from Policy Value, and the daily charge against the Inheiritage Account for mortality and expense risks and the Inheiritage Account administrative charge for the first 15 Policy years, equivalent to an effective annual rate of 1.15% of the average daily value of the assets in the Inheiritage Account attributable to the Policies, and 0.90% thereafter.



The amounts shown in the tables also take into account the Underlying Fund advisory fees and operating expenses, which are assumed to be at an annual rate of 0.85% of the average daily net assets of the Underlying Fund. The actual fees and expenses of each Underlying Fund vary, and in 1995 ranged from an annual rate of 0.34% to an annual rate of 1.23% of average daily net assets. The fees and expenses associated with your Policy may be more or less than 0.85% in the aggregate, depending upon how you make allocations of Policy Value among the Sub-Accounts.


Under its Management Agreement with the Trust, Allmerica Investments has declared a voluntary expense limitation of 1.50% of average net average assets for the Select International Equity Fund, 0.60% for the Money Market Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.00% for the Select Income Fund. In 1996 none of the expenses of the Underlying Funds exceeded the voluntary expense limitations.

NET ANNUAL RATES OF INVESTMENT


Taking into account the mortality and expense risk charge and the Inheiritage Account administrative charge and the assumed 0.85% charge for Underlying Fund advisory fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -2.00%, 4.00%, 10.00%, respectively, during the first 15 Policy years and -1.75%, 4.25% and 10.25%, respectively, thereafter.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the Inheiritage Account since no charges are currently made. However, if in the future such charges are made, in order to produce illustrated death benefits and cash values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.


UPON REQUEST, THE COMPANY WILL PROVIDE A COMPARABLE ILLUSTRATION BASED UPON THE PROPOSED INSUREDS' AGES, AND PREMIUM CLASSES, AND THE REQUESTED FACE AMOUNT, SUM INSURED OPTION, AND RIDERS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1


                                 HYPOTHETICAL GROSS 0%                HYPOTHETICAL GROSS 6%          HYPOTHETICAL GROSS 12%
                          -----------------------------------  -----------------------------------  ------------------------
 POLICY       PREMIUM      SURRENDER     POLICY       DEATH     SURRENDER     POLICY       DEATH     SURRENDER     POLICY
  YEAR      + INTEREST       VALUE        VALUE      BENEFIT      VALUE        VALUE      BENEFIT      VALUE        VALUE
---------  -------------  -----------  -----------  ---------  -----------  -----------  ---------  -----------  -----------
    1           10,500             0        9,397   1,000,000           0        9,975   1,000,000           0       10,554
    2           21,525         5,879       18,497   1,000,000       7,619       20,238   1,000,000       9,430       22,049
    3           33,101         8,785       27,285   1,000,000      12,277       30,777   1,000,000      16,055       34,555
    4           45,256        17,981       35,741   1,000,000      23,818       41,578   1,000,000      30,389       48,149
    5           58,019        27,194       43,844   1,000,000      35,973       52,623   1,000,000      46,262       62,912

    6           71,420        36,023       51,563   1,000,000      48,346       63,886   1,000,000      63,386       78,926
    7           85,491        44,430       58,860   1,000,000      60,901       75,331   1,000,000      81,845       96,275
    8          100,266        52,363       65,683   1,000,000      73,587       86,907   1,000,000     101,720      115,040
    9          115,779        59,749       71,959   1,000,000      86,331       98,541   1,000,000     123,082      135,292
   10          132,068        66,500       77,600   1,000,000      99,044      110,144   1,000,000     146,001      157,101

   11          149,171        73,632       82,512   1,000,000     112,736      121,616   1,000,000     171,667      180,547
   12          167,130        79,932       86,592   1,000,000     126,187      132,847   1,000,000     199,058      205,718
   13          185,986        85,290       89,730   1,000,000     139,281      143,721   1,000,000     228,280      232,720
   14          205,786        89,593       91,813   1,000,000     151,894      154,114   1,000,000     259,465      261,685
   15          226,575        92,696       92,696   1,000,000     163,868      163,868   1,000,000     292,752      292,752

   16          248,404        92,417       92,417   1,000,000     173,193      173,193   1,000,000     326,801      326,801
   17          271,324        90,452       90,452   1,000,000     181,424      181,424   1,000,000     363,386      363,386
   18          295,390        86,412       86,412   1,000,000     188,172      188,172   1,000,000     402,660      402,660
   19          320,660        79,801       79,801   1,000,000     192,942      192,942   1,000,000     444,803      444,803
   20          347,193        70,029       70,029   1,000,000     195,143      195,143   1,000,000     490,076      490,176

 Age 60         58,019        27,194       43,844   1,000,000      35,973       52,623   1,000,000      46,262       62,912
 Age 65        132,068        66,500       77,600   1,000,000      99,044      110,144   1,000,000     146,001      157,101
 Age 70        226,575        92,696       92,696   1,000,000     163,868      163,868   1,000,000     292,753      292,752
 Age 75        347,193        70,029       70,029   1,000,000     195,143      195,143   1,000,000     490,076      490,076
   80          501,135             0      (52,708)  1,000,000     140,424      140,424   1,000,000     785,117      785,117


 POLICY      DEATH
  YEAR      BENEFIT
---------  ---------
    1      1,000,000
    2      1,000,000
    3      1,000,000
    4      1,000,000
    5      1,000,000
    6      1,000,000
    7      1,000,000
    8      1,000,000
    9      1,000,000
   10      1,000,000
   11      1,000,000
   12      1,000,000
   13      1,000,000
   14      1,000,000
   15      1,000,000
   16      1,000,000
   17      1,000,000
   18      1,000,000
   19      1,000,000
   20      1,000,000
 Age 60    1,000,000
 Age 65    1,000,000
 Age 70    1,000,000
 Age 75    1,000,000
   80      1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                       CURRENT COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 1



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,400  1,000,000           0       9,979  1,000,000           0      10,558  1,000,000
    2          21,525        5,899      18,518  1,000,000       7,641      20,260  1,000,000       9,453      22,071  1,000,000
    3          33,101        8,849      27,349  1,000,000      12,344      30,844  1,000,000      16,126      34,625  1,000,000
    4          45,256       18,129      35,889  1,000,000      23,975      41,735  1,000,000      30,556      48,316  1,000,000
    5          58,019       27,483      44,133  1,000,000      36,284      52,934  1,000,000      46,597      63,247  1,000,000

    6          71,420       36,540      52,080  1,000,000      48,909      64,449  1,000,000      63,998      79,538  1,000,000
    7          85,491       45,294      59,724  1,000,000      61,850      76,280  1,000,000      82,886      97,316  1,000,000
    8         100,266       53,739      67,059  1,000,000      75,110      88,430  1,000,000     103,403     116,723  1,000,000
    9         115,779       61,861      74,071  1,000,000      88,683     100,893  1,000,000     125,698     137,908  1,000,000
   10         132,068       69,651      80,751  1,000,000     102,572     113,672  1,000,000     149,944     161,044  1,000,000

   11         149,171       78,099      86,979  1,000,000     117,775     126,655  1,000,000     177,334     186,214  1,000,000
   12         167,130       86,046      92,706  1,000,000     133,140     139,780  1,000,000     206,927     213,587  1,000,000
   13         185,986       93,445      97,885  1,000,000     148,627     153,065  1,000,000     238,919     243,359  1,000,000
   14         205,786      100,245     102,465  1,000,000     164,191     166,411  1,000,000     273,530     275,750  1,000,000
   15         226,575      106,385     106,385  1,000,000     179,778     179,778  1,000,000     311,008     311,008  1,000,000

   16         248,404      109,878     109,878  1,000,000     193,593     193,593  1,000,000     350,224     350,224  1,000,000
   17         271,324      112,516     112,516  1,000,000     207,311     207,311  1,000,000     393,052     393,052  1,000,000
   18         295,390      114,250     114,250  1,000,000     220,893     220,893  1,000,000     439,923     439,923  1,000,000
   19         320,660      114,866     114,866  1,000,000     234,156     234,156  1,000,000     491,233     491,233  1,000,000
   20         347,193      114,172     114,172  1,000,000     246,938     246,938  1,000,000     547,495     547,495  1,000,000

 Age 60        58,019       27,483      44,133  1,000,000      36,284      52,934  1,000,000      46,597      63,247  1,000,000
 Age 65       132,068       69,651      80,751  1,000,000     102,571     113,672  1,000,000     149,944     161,044  1,000,000
 Age 70       226,575      106,385     106,385  1,000,000     179,778     179,778  1,000,000     311,008     311,008  1,000,000
 Age 75       347,193      114,172     114,172  1,000,000     246,938     246,938  1,000,000     547,495     547,595  1,000,000
   80         501,135       80,388      80,388  1,000,000     294,644     294,644  1,000,000     929,950     929,950  1,000,000



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                      GUARANTEED COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,396  1,009,396           0       9,975  1,009,975           0      10,554  1,010,554
    2          21,525        5,875      18,494  1,018,494       7,616      20,234  1,020,234       9,426      22,045  1,022,045
    3          33,101        8,773      27,273  1,027,273      12,264      30,764  1,030,764      16,040      34,540  1,034,540
    4          45,256       17,953      35,713  1,035,713      23,785      41,545  1,041,545      30,350      48,110  1,048,110
    5          58,019       27,137      43,787  1,043,787      35,904      52,554  1,052,554      46,177      62,827  1,062,827

    6          71,420       35,920      51,460  1,051,460      48,215      63,755  1,063,755      63,221      78,761  1,078,761
    7          85,491       44,258      58,688  1,058,688      60,674      75,104  1,075,104      81,548      95,976  1,095,978
    8         100,266       52,091      65,411  1,065,411      73,214      86,534  1,086,534     101,211     114,531  1,114,531
    9         115,779       59,334      71,544  1,071,544      85,742      97,952  1,097,952     122,247     134,457  1,134,457
   10         132,068       65,889      76,989  1,076,989      98,141     109,241  1,109,241     144,671     155,771  1,155,771

   11         149,171       72,756      81,636  1,081,636     111,392     120,272  1,120,272     169,604     178,484  1,178,484
   12         167,130       78,707      85,367  1,085,367     124,233     130,893  1,130,893     195,932     202,592  1,202,592
   13         185,986       83,620      88,060  1,088,060     136,503     140,943  1,140,943     223,644     228,084  1,228,084
   14         205,786       87,366      89,586  1,089,586     148,027     150,247  1,150,247     252,721     254,941  1,254,941
   15         226,575       89,787      89,787  1,089,787     158,586     158,586  1,158,586     283,104     283,104  1,283,104

   16         248,404       88,678      88,678  1,088,678     166,074     166,074  1,166,074     313,162     313,162  1,313,162
   17         271,324       85,727      85,727  1,085,727     171,958     171,958  1,171,958     344,317     344,317  1,344,317
   18         295,390       80,535      80,535  1,080,535     175,724     175,724  1,175,724     376,226     376,226  1,376,226
   19         320,660       72,611      72,611  1,072,611     176,736     176,736  1,176,736     408,399     408,399  1,408,399
   20         347,193       61,402      61,402  1,061,402     174,254     174,254  1,174,254     440,224     440,224  1,440,224

 Age 60        58,019       27,137      43,787  1,043,787      35,904      52,554  1,052,554      46,177      62,827  1,062,827
 Age 65       132,068       65,889      76,989  1,076,989      98,141     109,241  1,109,241     144,671     155,771  1,155,771
 Age 70       226,575       89,787      89,787  1,089,787     158,586     158,586  1,158,586     283,104     283,104  1,283,104
 Age 75       347,193       61,402      61,402  1,061,402     174,254     174,254  1,174,254     440,224     440,224  1,440,224
   80         501,135            0     (63,594)   936,406      80,304      80,304  1,080,304     566,758     566,758  1,566,758



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  INHEIRITAGE
                       CURRENT COST OF INSURANCE CHARGES



                                        INSURED 1: UNISEX NONSMOKER ISSUE AGE 55
                                        INSURED 2: UNISEX NONSMOKER ISSUE AGE 55
                                                 $1,000,000 SUM INSURED OPTION 2



                              HYPOTHETICAL GROSS 0%              HYPOTHETICAL GROSS 6%             HYPOTHETICAL GROSS 12%
                        ---------------------------------  ---------------------------------  ---------------------------------
 POLICY      PREMIUM     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH     SURRENDER    POLICY      DEATH
  YEAR     + INTEREST      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
---------  -----------  -----------  ---------  ---------  -----------  ---------  ---------  -----------  ---------  ---------
    1          10,500            0       9,340  1,009,400           0       9,978  1,009,978           0      10,557  1,010,557
    2          21,525        5,896      18,515  1,018,515       7,638      20,257  1,020,257       9,449      22,068  1,022,068
    3          33,101        8,839     2 7,339  1,027,339      12,333      30,833  1,030,833      16,113      34,613  1,034,613
    4          45,256       18,105      35,865  1,035,865      23,948      41,707  1,041,708      30,524      48,284  1,048,284
    5          58,019       27,437      44,087  1,044,087      36,229      52,879  1,052,879      46,529      63,179  1,063,179

    6          71,420       36,461      52,001  1,052,001      48,808      64,348  1,064,348      63,871      79,411  1,079,411
    7          85,491       45,168      59,598  1,059,598      61,683      76,113  1,076,113      82,667      97,097  1,097,097
    8         100,266       53,548      66,868  1,066,868      74,848      88,168  1,088,168     103,045     116,365  1,116,365
    9         115,779       61,585      73,795  1,073,795      88,290     100,500  1,100,500     125,140     137,350  1,137,350
   10         132,068       69,265      80,365  1,080,365     102,001     113,101  1,113,101     149,101     160,201  1,160,201

   11         149,171       77,565      86,445  1,086,445     116,954     125,834  1,125,834     176,074     184,954  1,184,954
   12         167,130       85,315      91,975  1,091,975     131,976     138,636  1,138,636     205,067     211,727  1,211,727
   13         185,986       92,460      96,900  1,096,900     146,998     151,438  1,151,438     236,211     240,651  1,240,651
   14         205,786       98,938     101,158  1,101,158     161,945     164,165  1,164,165     269,642     271,862  1,271,862
   15         226,575      104,678     104,678  1,104,678     176,727     176,727  1,176,727     305,497     305,497  1,305,497

   16         248,404      107,675     107,675  1,107,765     189,496     189,496  1,189,496     342,500     342,500  1,342,500
   17         271,324      109,706     109,706  1,109,706     201,863     201,863  1,201,863     382,322     382,322  1,382,322
   18         295,390      110,714     110,714  1,110,714     213,737     213,737  1,213,737     425,175     425,175  1,425,175
   19         320,660      110,458     110,458  1,110,458     224,828     224,828  1,224,828     471,093     471,093  1,471,093
   20         347,193      108,733     108,733  1,108,733     234,869     234,869  1,234,869     520,148     520,148  1,520,148

 Age 60        58,019       27,437      44,087  1,044,087      36,229      52,879  1,052,879      46,529      63,179  1,063,179
 Age 65       132,068       69,265      80,365  1,080,365     102,001     113,101  1,113,101     149,101     160,201  1,160,201
 Age 70       226,575      104,678     104,678  1,104,678     176,727     176,727  1,176,727     305,497     305,497  1,305,497
 Age 75       347,193      108,733     108,733  1,108,733     234,869     234,869  1,234,869     520,148     520,148  1,520,148
 Age 80       501,135       67,206      67,206  1,067,206     254,761     254,761  1,254,761     810,763     810,763  1,810,763



(1) Assumes a $10,000 premium is paid at the beginning of each Policy Year. Premiums + Interest column assumes premiums paid at 5% per year. Values will be different if premiums are paid with a different frequency or in different amounts.



(2) Assumes that no Policy loan has been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Policy Value.



THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN, AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY A POLICY OWNER, AND THE DIFFERENT INVESTMENT RATES OF RETURN FOR THE UNDERLYING FUNDS. THE VALUE OF UNITS, CASH VALUE, AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF INVESTMENT RETURN AVERAGES 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS, OR IF ANY PREMIUMS WERE ALLOCATED OR CASH VALUE TRANSFERRED TO THE FIXED ACCOUNT, NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

              APPENDIX D--CALCULATION OF MAXIMUM SURRENDER CHARGES



A separate surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 48% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs), based on the joint life expectancy of both Insureds, subject to the deferred sales charge that varies as shown below by average issue Age or average Age at time of increase, as applicable:


 Applicable
     Age        Maximum GAPs
-------------  --------------
    5-75            1.95
     76             1.92
     77             1.81
     78             1.69
     79             1.60
     80             1.50
     81             1.40
     82             1.31


A further limitation is imposed based on the Standard Non-Forfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in Face Amount are shown in the table below. During the first two Policy years following issue or an increase in Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."


The maximum surrender charge initially remains level for 40 months, declines by one-half of one percent of the initial amount for 80 months, and then declines by one percent each month thereafter, reaching zero at the end of 180 Policy months (15 Policy years).


The factors used in calculating the maximum surrender charges vary with the issue Age of the younger Insured as indicated in the table that follows.

            INITIAL MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

   Younger        Initial        Younger       Initial       Younger       Initial
    Issue        Surrender        Issue       Surrender       Issue       Surrender
     Age          Charge           Age         Charge          Age         Charge
-------------  -------------  -------------  -----------  -------------  -----------
          5           5.00             31          9.40            57         21.00
          6           5.00             32          9.80            58         22.00
          7           5.00             33         10.20            59         23.00
          8           5.00             34         10.60            60         24.00
          9           5.00             35         11.00            61         25.00
         10           5.00             36         11.40            62         26.00
         11           5.00             37         11.80            63         27.00
         12           5.00             38         12.20            64         28.00
         13           5.00             39         12.60            65         29.00
         14           5.00             40         13.00            66         30.00
         15           5.00             41         13.40            67         31.00
         16           5.00             42         13.80            68         32.00
         17           5.00             43         14.20            69         33.00
         18           5.00             44         14.60            70         34.00
         19           5.00             45         15.00            71         35.00
         20           5.00             46         15.40            72         35.00
         21           5.40             47         15.80            73         35.00
         22           5.80             48         16.20            74         35.00
         23           6.20             49         16.60            75         35.00
         24           6.60             50         17.00            76         35.00
         25           7.00             51         17.40            77         35.00
         26           7.40             52         17.80            78         35.00
         27           7.80             53         18.20            79         35.00
         28           8.20             54         18.60            80         35.00
         29           8.60             55         19.00
         30           9.00             56         20.00

                                    EXAMPLES

For the purposes of these examples, assume that two nonsmokers, each Age 55, are covered as the Insureds under a $1,000,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $16,861.10. The maximum surrender charge for the Policy is calculated as follows:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (48% x 1.95 GAPs)                  $15,781.99
                                                             ----------
      TOTAL                                                  $24,281.99

Maximum Surrender Charge per Table (19.00 x 1,000)           $19,000.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

(a) Deferred Administrative Charge                           $ 8,500.00
   ($8.50/$1,000 of Face Amount)

(b) Deferred Sales Charge (not to exceed 25% of Premiums       Varies
    received, up to one GAP, but less than the maximum
    number of GAPs subject to the deferred sales charge)
                                                             ----------
                                                             Sum of (a) and (b)

The maximum surrender charge is $19,000. All premiums are associated with the initial Face Amount unless the Face Amount is increased.


Example 1:

    Assume the Policyowner surrenders the Policy in the 10th policy month, having paid total premiums of $7,500. The actual surrender charge would be $10,375.

Example 2:

    Assume the Policyowner surrenders the Policy in the 120th month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month during this period ($95 per month in this example). In this example, the maximum surrender charge would be $11,400.

                                       PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940 The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT
                              (FAFLIC Inheiritage)

This registration statement comprises the following papers and documents:


The facing sheet.
Cross-reference to items required by Form N-8B-2.
The prospectuses consisting of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 The signatures.


Written consents of the following persons:

     1.   Price Waterhouse LLP
     2.   Opinion and Consent of Counsel
     3.   Actuarial Opinion and Consent

The following exhibits:

     1.   Exhibit 1
          (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of August 20, 1991 establishing the Inheiritage Account was previously filed on May 11, 1992 in Registraion
               Statement No. 33-47858 and is herein incorporated by reference.

          (2)  Not Applicable.

          (3)  (a)  Form of Sales and Administrative
                    Services Agreement between the Company
                    and Allmerica Investments, Inc. was
                    previously filed on Hanuary 21, 1994 and is herein incorporated by reference.

               (b)  Registered Representative Agreement and
                    Resident Sponsor Agreement of Allmerica
                    Investment, Inc. (formerly "SMA
                    Equities, Inc.") were previously filed
                    by the Company on June 3, 1987,
                    Registration No. 33-14672 and are
                    incorporated herein by reference.

          (4)  Not Applicable.


          (5) Forms of Policy and initial Policy riders were previously filed on January 21, 1994 and are herein incorporated by reference. The following is filed herein:
               *    Preferred Loan Endorsement


          (6) Company's restated Articles of incorporation and Bylaws were filed Post-Effective Amendment No. 3 on October 1, 1995 and are incorproated erein by reference. Revised By-Laws were previously filed on April 30, 1996 in Post-Effective Amendment No.4 and are incorpoated by reference herein.

          (7)  Not Applicable.

          (8)  (a)  Form of Participation Agreement with
                    Allmerica Investment Trust was
                    previously filed  by the Company on May
                    11, 1992, in Registration Statement No.
                    33-47858, and is incorporated herein by
                    reference.

               (b)  Form of Participation Agreement with
                    Variable Insurance Products Fund and
                    Variable Insurance Products Fund II was
                    previously filed by the Company on June
                    3, 1987, in Registration Statement No.
                    33-14672, and is incorporated herein by reference.

               (c) Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed by the Company on December 27, 1991 in Registration Statement No. 33-44830, and is incorporated herein by reference.

               (d) Form of Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on May 1, 1995 and is incorporated herein by reference.

               (e) Fidelity Service Agreement as of November 1, 1995 was previously was filed on April 30, 1996 in Post-Effective Amendment No. 5, and is incorporated herein by reference.
                    An Amendment to the Fidelity Service Agreement, effective as
                    of January 1, 1997, is filed herewith.   A Proposed Form of
                    Fidelity Service Contract is filed herewith.


               (f) Proposed Form of Service Agreement with Rowe Price-Fleming International, Inc. is filed herewith.

          (9)  Not Applicable.

          (10) Form of Application was previously filed on January 21, 1994 and is herein incorporated by reference.

     2.   Form of Policy and Policy riders are as set forth  Exhibit 1 above.

     3.   Opinion and Consent of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial Opinion and Consent is filed herewith.

     7. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed on October 25, 1993 and is herein incorporated by reference.

     8.   Consent of Independent Accountants is filed herewith.

                              SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 1997.


INHEIRITAGE ACCOUNT
OF FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

By:  /s/ Abigail M. Armstrong
     -------------------------------
     Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                                 TITLE                       DATE


/s/ John F. O'Brien              Director, President and
-------------------------------  Chief Executive Officer
John F. O'Brien

/s/ Bruce C. Anderson            Director and Vice President
------------------------------
Bruce C. Anderson

/s/ John P. Kavanaugh            Director and Vice President
----------------------------
John P. Kavanaugh


/s/ John F. Kelly                Director, Senior Vice President
-----------------------------    and General Counsel                April 2, 1997
John F. Kelly


/s/ J. Barry May                 Director
-----------------------------
J. Barry May

/s/ James R. McAuliffe           Director
-----------------------------
James R. McAuliffe

/s/ Edward J. Parry III         Director, Vice President,
-----------------------------   Treasurer and Chief
Edward J. Parry III             Financial Officer

Richard M. Reilly               Director and Vice President
-----------------------------
Richard M. Reilly

/s/ Larry C. Renfro             Director and Vice President
----------------------------
Larry C. Renfro

/s/ Eric A. Simonsen            Director and Vice President
----------------------------
Eric A. Simonsen

/s/ Phillip E. Soule            Director and Vice President
-------------------------
Phillip E. Soule


                             FORM S-6 EXHIBIT TABLE

Exhibit 1(5)        Preferred Loan Endorsement
Exhibit (1)(8)(e)   Amendment to Fidelity Service Agreement
                    Proposed Form of Fidelity Service Contract
Exhibit (1)(8)(f)   Proposed Form of Service Agreement with Rowe Price-Fleming
                    International, Inc.

Exhibit 3           Opinion of Counsel
Exhibit 6           Actuarial Consent
Exhibit 8           Consent of Independent Accountants